Registration Nos: 33-81626

811-8628

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. ____

CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

CITICORP LIFE INSURANCE COMPANY
(Name of Depositor)

One Cityplace
Hartford, CT 06103-3415
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: (860) 308-1000

Ernest J. Wright
Citicorp Life Insurance Company
One Cityplace
Hartford, CT 06103-3415
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ]	on May 1, 2003 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a) of Rule 485

[ ]	on ___________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[ ]	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

PART A

Information Required in a Prospectus

Book 25 Prospectus

To Come

SUPPLEMENT DATED MAY 1, 2003
TO PROSPECTUS DATED MAY 1, 2003

CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
CITICORP LIFE INSURANCE COMPANY

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

For all Contracts applied for prior to February 1, 1999, the prospectus dated May 1, 2003 is amended to reflect mortality and expense risk charges equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

* * * * *

The first paragraph in the section captioned “5. Charges and Deductions” (page 4) is revised as follows:

The Contract has insurance features and investment features and there are costs related to each. Each year, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges a total of 0.99% of the average daily value of your contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

The Table of “Separate Account Annual Expenses” in the section captioned “FEE TABLES” (page 5) is revised as follows:

Separate Account Annual Expenses

(as a percentage of average net assets)

Mortality and Expense Risk Charge	0.84%
Administration Charge	0.15%

Total Separate Account Expenses	0.99%

The paragraph titled “Mortality and Expense Risk Charge” in the section captioned “Section 5. Charges and Deductions” (page 12) is replaced with the following:

This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The section captioned “Examples” (page 6) is replaced with the following:

You would pay the following expenses on a $10000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the maximum charges:

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annualized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund — Series I	889	1086	1307	2183	189	586	1007	2183
AIM V.I. Core Equity Fund — Series I	882	1064	1271	2108	182	564	971	2108
AIM V.I. Government Securities Fund — Series I	885	1073	1287	2140	185	573	987	2140
AIM V.I. Growth Fund — Series I	895	1104	1338	2246	195	604	1038	2246
AIM V.I. International Growth Fund — Series I	913	1159	1430	2434	213	659	1130	2434
AIM V.I. Premier Equity Fund — Series I	889	1086	1307	2183	189	586	1007	2183
Greenwich Street Series Fund
Appreciation Portfolio	881	1061	1266	2098	181	561	966	2098
MFS Variable Insurance Trust
MFS® Bond Series	896	1107	1343	2257	196	607	1043	2257
MFS® Emerging Growth Series	890	1089	1313	2194	190	589	1013	2194
MFS® Money Market Series	883	1067	1276	2119	183	567	976	2119
MFS® Research Series	891	1092	1318	2204	191	592	1018	2204
MFS® Strategic Income Series	914	1162	1435	2445	214	662	1135	2445
MFS® Total Return Series	890	1089	1313	2194	190	589	1013	2194
Travelers Series Fund Inc.
Smith Barney Aggressive Growth Portfolio	887	1080	1297	2162	187	580	997	2162
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	894	1101	1333	2236	194	601	1033	2236
Variable Insurance Products Fund
Equity—Income Portfolio — Initial Class	861	1000	1162	1882	161	500	862	1882
Growth Portfolio — Initial Class	871	1030	1214	1990	171	530	914	1990
High Income Portfolio — Initial Class	874	1040	1230	2023	174	540	930	2023
Overseas Portfolio — Initial Class	894	1101	1333	2236	194	601	1033	2236
Variable Insurance Products Fund II
Contrafund® Portfolio — Initial Class	872	1034	1219	2001	172	534	919	2001
Index 500 Portfolio — Initial Class	837	925	1036	1616	137	425	736	1616

Footnotes to Fee Table and Examples

The foregoing tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 2003 expenses for the Separate Account and fiscal year 2002 expenses for the investment portfolios.

(1)	Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 2003by the total of all Contract assets under management as of the end of fiscal year 2002 This converts the Annual Contract Fee to a factor of $0.11 for purposes of the examples based on a $1,000 investment.

The examples should not be considered a representation of past or future expenses. The 5% annual rate of return is hypothetical and does not represent past or future annual returns. Actual returns may be greater or less than the 5% assumed rate.

CONDENSED FINANCIAL INFORMATION

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of business (2/21/95) through December 31, 2002 for each of the subaccounts. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.

CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 0.99% = (Standard Death Benefit).

0.84 M&E, .15 Adm = 0.99% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series I (3/95)	2002	1.890	1.416	1,769,985
	2001	2.488	1.890	2,317,455
	2000	2.821	2.488	2,550,374
	1999	1.970	2.821	2,341,227
	1998	1.669	1.970	2,195,417
	1997	1.491	1.669	1,293,127
	1996	1.000	1.491	77,611

AIM V.I. Core Equity Fund — Series I (2/97)	2002	1.284	1.074	2,212,455
	2001	1.681	1.284	2,939,165
	2000	1.987	1.681	3,212,832
	1999	1.495	1.987	3,536,974
	1998	1.183	1.495	2,586,911
	1997	1.000	1.183	827,507

Accumulation Unit Values (in dollars)

0.84 M&E, .15 Adm = 0.99% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM V.I. Government Securities Fund — Series I (2/97)	2002	1.268	1.376	1,471,803
	2001	1.203	1.268	1,498,358
	2000	1.104	1.203	1,457,365
	1999	1.129	1.104	1,527,473
	1998	1.060	1.129	1,596,060
	1997	1.000	1.060	573,525

AIM V.I. Growth Fund — Series I (2/97)	2002	1.108	0.757	832,371
	2001	1.692	1.108	1,045,331
	2000	2.150	1.692	1,300,702
	1999	1.605	2.150	1,221,308
	1998	1.210	1.605	784,811
	1997	1.000	1.210	315,241

AIM V.I. International Growth Fund — Series I (2/97)	2002	1.013	0.846	2,965,425
	2001	1.339	1.013	3,767,284
	2000	1.837	1.339	4,606,962
	1999	1.197	1.837	4,015,921
	1998	1.047	1.197	3,742,016
	1997	1.000	1.047	2,357,252

AIM V.I. Premier Equity Fund — Series I (2/97)	2002	1.465	1.011	4,948,845
	2001	1.692	1.465	6,482,341
	2000	2.002	1.692	7,479,332
	1999	1.557	2.002	6,871,254
	1998	1.188	1.557	5,351,283
	1997	1.000	1.188	2,102,285

Greenwich Street Series Fund
Appreciation Portfolio (4/01)	2002	0.997	0.814	2,603,636
	2001	1.000	0.997	4,634,667

MFS Variable Insurance Trust
MFS® Bond Series (2/97)	2002	1.292	1.394	1,688,227
	2001	1.201	1.292	1,952,830
	2000	1.110	1.201	1,717,519
	1999	1.139	1.110	2,313,509

Accumulation Unit Values (in dollars)

0.84 M&E, .15 Adm = 0.99% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS® Bond Series (continued)	1998	1.078	1.139	2,234,730
	1997	1.000	1.078	861,146

MFS® Emerging Growth Series (2/97)	2002	1.420	0.931	3,052,439
	2001	2.156	1.420	4,300,995
	2000	2.708	2.156	5,281,956
	1999	1.548	2.708	4,922,173
	1998	1.166	1.548	4,575,634
	1997	1.000	1.166	2,322,481

MFS® Money Market Series (4/96)	2002	1.268	1.271	2,480,721
	2001	1.234	1.268	2,145,402
	2000	1.177	1.234	1,497,490
	1999	1.136	1.177	1,600,252
	1998	1.094	1.136	2,781,034
	1997	1.058	1.094	3,362,149
	1996	1.025	1.058	47,376
	1995	1.000	1.025	—

MFS® Research Series (2/97)	2002	1.269	0.948	2,285,938
	2001	1.627	1.269	3,225,748
	2000	1.727	1.627	3,953,194
	1999	1.406	1.727	4,096,117
	1998	1.152	1.406	4,243,627
	1997	1.000	1.152	2,569,829

MFS® Strategic Income Series (6/96)	2002	1.217	1.306	234,367
	2001	1.173	1.217	334,827
	2000	1.129	1.173	345,467
	1999	1.170	1.129	321,448
	1998	1.096	1.170	382,462
	1997	1.124	1.096	303,642
	1996	1.000	1.124	65,848

MFS® Total Return Series (2/97)	2002	1.506	1.414	2,996,527
	2001	1.517	1.506	3,992,485
	2000	1.320	1.517	3,959,188
	1999	1.294	1.320	4,106,432

Accumulation Unit Values (in dollars)

0.84 M&E, .15 Adm = 0.99% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS® Total Return Series (continued)	1998	1.164	1.294	3,960,924
	1997	1.000	1.164	1,592,342

Travelers Series Fund Inc.
Smith Barney Aggressive Growth Portfolio (4/01)	2002	1.046	0.698	1,858,245
	2001	1.000	1.046	2,094,584

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (2/97)	2002	1.285	0.946	481,087
	2001	1.550	1.285	584,463
	2000	1.436	1.550	477,001
	1999	1.054	1.436	445,032
	1998	1.107	1.054	473,301
	1997	1.000	1.107	150,144

Variable Insurance Products Fund
Equity Income Portfolio — Initial Class (2/97)	2002	1.428	1.175	4,069,294
	2001	1.518	1.428	5,272,769
	2000	1.414	1.518	5,822,127
	1999	1.343	1.414	6,296,999
	1998	1.216	1.343	5,786,776
	1997	1.000	1.216	2,265,460

Growth Portfolio — Initial Class (3/95)	2002	2.430	1.682	1,538,796
	2001	2.981	2.430	2,349,934
	2000	3.382	2.981	2,848,614
	1999	2.485	3.382	2,651,923
	1998	1.801	2.485	1,821,492
	1997	1.479	1.801	725,425
	1996	1.308	1.479	98,550
	1995	1.000	1.308	4,565

High Income Portfolio — Initial Class (3/97)	2002	0.774	0.792	1,676,506
	2001	0.885	0.774	2,324,636
	2000	1.153	0.885	3,128,280
	1999	1.077	1.153	3,348,327

Accumulation Unit Values (in dollars)

0.84 M&E, .15 Adm = 0.99% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

High Income Portfolio — Initial Class (continued)	1998	1.138	1.077	2,915,521
	1997	1.000	1.138	819,371

Overseas Portfolio — Initial Class (2/97)	2002	1.070	0.844	1,128,317
	2001	1.370	1.070	1,361,265
	2000	1.711	1.370	1,690,749
	1999	1.212	1.711	1,518,097
	1998	1.086	1.212	1,400,537
	1997	1.000	1.086	1,070,183

Variable Insurance Products Fund II
Contrafund® Portfolio — Initial Class (2/97)	2002	1.536	1.379	3,336,241
	2001	1.768	1.536	4,476,999
	2000	1.913	1.768	5,331,566
	1999	1.555	1.913	5,145,208
	1998	1.209	1.555	4,179,308
	1997	1.000	1.209	1,585,128

Index 500 Portfolio — Initial Class (2/97)	2002	1.463	1.126	5,615,375
	2001	1.681	1.463	7,440,229
	2000	1.872	1.681	8,313,829
	1999	1.569	1.872	8,726,888
	1998	1.235	1.569	7,620,186
	1997	1.000	1.235	2,215,225

Notes

The number of units outstanding for the 2001 year end have been restated to include annuity units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for contract owners in payout phase, where appropriate.

FLEXIBLE PREMIUM DEFERRED VARIABLE
ANNUITY CONTRACT

issued by

CITICORP LIFE INSURANCE COMPANY

PROSPECTUS

This Prospectus describes the flexible premium deferred variable annuity contract (the “Contract”) offered by Citicorp Life Insurance Company (“We,” “us,” “our” or “CLIC”).

The Contract has 22 investment choices: a Fixed Account and 21 subaccounts, which are divisions of the Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any subaccount is invested exclusively in a single investment portfolio. These 21 investment portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the investment portfolios are not guaranteed. You could lose money.

Please read this prospectus carefully and keep it for future reference. It contains important information about the Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI’s table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497-4857 or write us at One Cityplace, Hartford, CT 06183-4857.

Variable annuity contracts are subject to market fluctuation, reinvestment risk and possible loss of principal invested. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Managed by Smith Barney Fund Management LLC	Managed by A I M Advisors, Inc.
Greenwich Street Series Fund Appreciation	AIM V.I. Capital Appreciation Fund — Series I
Portfolio	AIM V.I. Government Securities Fund — Series I
Smith Barney Aggressive Growth Portfolio	AIM V.I. Growth Fund — Series I
Managed by Citi Fund Management, Inc.	AIM V.I. Core Equity Fund — Series I
Smith Barney Small Cap Growth Opportunities	AIM V.I. International Growth Fund — Series I
Portfolio	AIM V.I. Premier Equity Fund — Series I
Managed by Fidelity Management & Research Company	Managed by Massachusetts Financial Services
Fidelity VIP(1) Growth Portfolio — Initial Class	MFS Strategic Income Series
Fidelity VIP(1) High Income Portfolio — Initial Class	MFS Money Market Series
Fidelity VIP(1) Overseas Portfolio — Initial Class	MFS Bond Series
Fidelity VIP II(2) Contrafund Portfolio — Initial Class	MFS Total Return Series
Fidelity VIP(1) Equity-Income Portfolio — Initial Class	MFS Research Series
Managed by The Dreyfus Corporation	MFS Emerging Growth Series
Fidelity VIP II(2) Index 500 Portfolio — Initial Class

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 1, 2003

Index of Special Terms	2	Section 6: Taxes	16
Summary	3	Annuity Contracts in General	16
Fee Tables	6	Qualified and Non-Qualified Contracts	17
Examples	8	Withdrawals - Non-Qualified Contracts	17
Section 1: The Annuity Contract	9	Withdrawals - Qualified Contracts	17
Section 2: Annuity Payments		Diversification Requirements	17
(The Income Phase)	10	Owner Control	17
Variable Annuity Income Payments	10	Taxation of Death Benefit Proceeds	18
Fixed Annuity Income Payments	10	Transfers, Assignments or Exchanges of a Contract	18
Annuity Income Options	11	Withholding	18
Section 3: Purchase	11	Multiple Contracts	18
Purchase Payments	11	Section 7: Access to Your Money	18
Allocation of Purchase Payments	11	Systematic Withdrawal Program	18
Free Look Period	12	Section 8: Death Benefits	19
Accumulation Units	12	Upon Your Death	19
Section 4: Investment Options	12	Death of the Annuitant	19
Transfers During the Accumulation Phase	14	Section 9: Other Information	20
Transfers During the Income Phase	14	Citicorp Life Insurance Company	20
Transfer Requests	14	The Separate Account	20
Dollar Cost Averaging Program	14	Distribution	20
Voting Rights	14	Ownership	20
Substitution	15	Beneficiary	21
Section 5: Charges And Deductions	15	Suspension of Payment or Transfers	21
Insurance Charges	15	Modifications	21
Annual Contract Fee	15	Legal Proceedings	21
Surrender Charges	15	Financial Statements	21
Surrender Processing Fee	16	Inquiries	21
Premium Taxes	16	Statement of Additional Information
Transfer Processing Fee	16	Table of Contents	22
Investment Portfolio Expenses	16	Appendix: Condensed Financial Information	A-1

INDEX OF SPECIAL TERMS

We have tried to make this prospectus as easy as possible for you to read and understand. However, the nature of variable annuities requires us to use certain technical words or terms. We have identified some of these, which are italicized when they are used in the text. The page shown below is where we believe you will find the best explanation for the word or term.

Accumulation Phase	9	Fixed Account	9
Accumulation Unit	12	Income Phase	9
Annuitant	9	Investment Portfolios	12
Annuity Income Date	10	Joint Owner	10
Annuity Income Options	11	Non-Qualified Contract	17
Annuity Income Payments	10	Notice To Us	11
Annuity Unit	10	Owner	9
Beneficiary	19	Purchase Payment	11
Business Day	12	Qualified Contract	17
Contract Value	10	Separate Account	20
Contract Year	9	Subaccount
		Tax Deferral	9

Summary

The sections in this summary correspond to sections in this prospectus that discuss the topics in greater detail.

1. The Annuity Contract: The variable annuity offered by Citicorp Life Insurance Company (“We,” “Our” and “Us”) is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax-deferred basis in a Fixed Account and 21 different subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options.

The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new purchase payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us.

Money directed to any of the 21 subaccounts is, in turn invested exclusively in a single investment portfolio. The investment portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in these portfolios will fluctuate daily based on the portfolio’s investment performance. Investments in these portfolios are NOT guaranteed and may increase or decrease. You could lose all of your money.

You can put money into the Fixed Account and any or all of the investment portfolios by investing in the corresponding subaccount. You can transfer your money between the Fixed Account and/or the subaccounts, subject to certain limitations which are explained elsewhere in this prospectus. See “Transfers during the Accumulation Phase.”

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular payments from the Contract to you or some other person you name (the “Annuitant”). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. Annuity Payments (The Income Phase): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several annuity income options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the subaccounts or both. If you choose to have any part of the payments come from the subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding investment portfolios.

3. Purchase: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRAs and Roth IRAs), we require only $2,000. The Contract is also available for use in connection with beneficiary-directed transfers of death proceeds from another contract. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts). No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds.

4. Investment Options: You may put your money in any or all of the available portfolios by directing it into the corresponding subaccount. The portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

You may also invest in the Fixed Account.

5. Charges and Deductions: The Contract has insurance features and investment features and there are costs related to each. Each year, during the Accumulation Phase we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 1.40% of the average daily value of your Contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

If you take any money out of the Contract, we may assess a Surrender Charge on any purchase payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the purchase payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0-5%, depending upon the state in which you live.

In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year (not in CT).

There are also investment charges, which range from 0.28% to 1.25% of the average daily value of the investment portfolio, depending on the portfolios in which your Contract is invested.

We also reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year.

For information concerning the compensation we pay for the sale of Contracts, see “Distribution.”

6. Taxes: Earnings under the Contract are not taxed until you take them out (if you are a natural person). If you take money out, earnings come out first and are taxed as income. If you are younger than 59½ when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase may be considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. Access to your Money: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total purchase payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the purchase payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each purchase payment you add to your Contract has its own 5-year Surrender Charge period.

8. Death Benefits: If you die before the Income Phase begins, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you’ve put into the Contract less any purchase payments withdrawn; or (3) the value of your Contract on the most recent 5-year anniversary after the date of issue plus any money you’ve added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

9. Other Information:

Free Look: If you cancel the Contract within 10 days after receiving it (or longer period if required in your state), we will refund the value of your Contract on the day we receive your request without assessing a Surrender Charge. This may be more or less than your original payment. If we’re required by law to return your original payment, we will refund that amount (less any amounts you have previously taken).

No Probate: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate.

Dollar Cost Averaging Program: An optional Dollar Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the subaccount investing in the Money Market Portfolio or the Fixed Account to any other subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn’t protect against a loss if market prices decline.

Systematic Withdrawals: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes on the money you receive.

Waiver of Surrender Charges: We automatically include in your Contract at no additional cost, an endorsement which permits you to withdraw money from your Contract without a Surrender Charge if you need it while you are confined in a nursing home or other long term care facility or have a terminal illness. Certain restrictions apply and current laws require slight variations in some states.

FEE TABLES

The fee tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 2002 expenses for the Separate Account and fiscal year 2002 expenses for the investment portfolios

Owner Transaction Expenses		Annual Contract Fee	$30(4)
Sales Charge Imposed on Purchase Payments	None	Separate Account Annual Expenses (as a percentage of average net assets)
Maximum Surrender Charge (contingent deferred sales charge) as a percentage of the purchase payment withdrawn	7%(1)	Mortality and Expense Risk Charge	1.25%
Surrender Processing Fee	None(2)	Administration Charge	0.15%
Transfer Fee (imposed after the 18th transfer in any Contract Year)	$25(3)	Total Separate Account Expenses	1.40%

______________

(1)	Surrender Charges apply separately to each purchase payment withdrawn and are dependent on the number of years since the purchase payment was added to the Contract. Surrender Charges range from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%.

(2)	We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See “Section 5: Charges and Deductions.”

(3)	We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See “Section 5: Charges and Deductions.”

(4)	We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial purchase payment, are paid.

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.33%	1.10%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option as of December 31, 2002, unless otherwise indicated)

Funding Options:	Management Fee (before expense reimbursement)	12b-1 Fees	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund — Series I	0.61%	—	0.24%	0.85%
AIM V.I. Core Equity Fund — Series I	0.61%	—	0.17%	0.78%
AIM V.I. Government Securities Fund — Series I	0.50%	—	0.31%	0.81%
AIM V.I. Growth Fund — Series I	0.63%	—	0.28%	0.91%
AIM V.I. International Growth Fund — Series I	0.74%	—	0.35%	1.09%
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.24%	0.85%
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(1)
MFS Variable Insurance Trust
MFS® Bond Series	0.60%	—	0.32%	0.92%(2)
MFS® Emerging Growth Series	0.75%	—	0.11%	0.86%(3)
MFS® Money Market Series	0.50%	—	0.29%	0.79%(2)
MFS® Research Series	0.75%	—	0.12%	0.87%(3)
MFS® Strategic Income Series	0.75%	—	0.35%	1.10%(2)
MFS® Total Return Series	0.75%	—	0.11%	0.86%(3)
Travelers Series Fund Inc.
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(4)
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	0.48%	—	0.09%	0.57%(5)
Growth Portfolio — Initial Class	0.58%	—	0.09%	0.67%(6)
High Income Portfolio — Initial Class	0.58%	—	0.12%	0.70%
Overseas Portfolio — Initial Class	0.73%	—	0.17%	0.90%(7)
Variable Insurance Products Fund II
Contrafund® Portfolio — Initial Class	0.58%	—	0.10%	0.68%(8)
Index 500 Portfolio — Initial Class	0.24%	—	0.09%	0.33%(9)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

#	Expense reimbursements and waivers that are not voluntary may be waived at any time.

Notes

(1)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

(2)	Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Emerging Growth Series; and 0.86% for Research Series. MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually for each series except the money market series, which will not exceed 0.10%.

(3)	Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Emerging Growth Series; and 0.86% for Research Series.

(4)	Fund has a voluntary expense cap of 1.00%.

(5)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Equity Income Portfolio – Initial Class were 0.56%.

(6)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Growth Portfolio – Initial Class were 0.61%.

(7)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Overseas Portfolio – Initial Class were 0.86%.

(8)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio – Initial Class were 0.64%.

(9)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Index 500 Portfolio – Initial Class were 0.28%.

We may receive payments or offsets from some of the underlying funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we may receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of CLIC’s separate accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed above for each fund.

Examples:

You would pay the following expenses on a $10000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the maximum charges. These expenses are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annualized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund — Series I	930	1210	1517	2608	230	710	1217	2608
AIM V.I. Core Equity Fund — Series I	923	1189	1481	2537	223	689	1181	2537
AIM V.I. Government Securities Fund — Series I	926	1198	1496	2568	226	698	1196	2568
AIM V.I. Growth Fund — Series I	936	1228	1547	2669	236	728	1247	2669

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annualized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc. (continued)
AIM V.I. International Growth Fund — Series I	954	1282	1637	2849	254	782	1337	2849
AIM V.I. Premier Equity Fund — Series I	930	1210	1517	2608	230	710	1217	2608
Greenwich Street Series Fund
Appreciation Portfolio	922	1186	1476	2527	222	686	1176	2527
MFS Variable Insurance Trust
MFS® Bond Series	937	1231	1552	2679	237	731	1252	2679
MFS® Emerging Growth Series	931	1213	1522	2618	231	713	1222	2618
MFS® Money Market Series	924	1192	1486	2547	224	692	1186	2547
MFS® Research Series	932	1216	1527	2629	232	716	1227	2629
MFS® Strategic Income Series	955	1285	1642	2859	255	785	1342	2859
MFS® Total Return Series	931	1213	1522	2618	231	713	1222	2618
Travelers Series Fund Inc.
Smith Barney Aggressive Growth Portfolio	928	1204	1506	2588	228	704	1206	2588
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	935	1225	1542	2659	235	725	1242	2659
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	902	1125	1374	2320	202	625	1074	2320
Growth Portfolio — Initial Class	912	1156	1425	2424	212	656	1125	2424
High Income Portfolio — Initial Class	915	1165	1441	2455	215	665	1141	2455
Overseas Portfolio — Initial Class	935	1225	1542	2659	235	725	1242	2659
Variable Insurance Products Fund II
Contrafund® Portfolio — Initial Class	913	1159	1430	2434	213	659	1130	2434
Index 500 Portfolio — Initial Class	878	1052	1250	2066	178	552	950	2066

Section 1: The Annuity Contract

An annuity is a contract between the Owner (“you”), and an insurance company (in this case, Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the “Annuitant”), in the form of annuity income payments, beginning on a date that’s at least 30 days in the future. Until the date annuity income payments begin, the Contract is in the Accumulation Phase. Once annuity income payments begin, the Contract is in the Income Phase. Your earnings under the Contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your Contract aren’t taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different subaccounts, each of which invests exclusively in a single investment portfolio. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the investment portfolio(s) in which your money is invested. Depending on market conditions, any of these portfolios can make or lose money. Each subaccount is a division of the Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest purchase payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each purchase payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account. You bear the risk that no interest will ever be paid over 3.0%.

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different investment portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co-own the Contract with someone else (“Joint Owner”). You may name or change the person who will receive the annuity income payments. Your rights under the Contract end when annuity income payments begin, unless you are also the person receiving these payments (the “Annuitant”). More information about your rights under the Contract is included in “Section 10: Other Information.”

This prospectus describes our basic Contract. There may be differences in the features, benefits, and charges, in your Contract because of the state requirements where we issued your Contract. Please review your Contract for a description of the differences.

Section 2: Annuity Payments (The Income Phase)

Under the Contract, you can choose the month and year in which annuity income payments begin. That date is called the Annuity Income Date. You can also choose the frequency of annuity income payments and the plan on which those payments are based. We call these annuity income options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. If you don’t choose an Annuity Income Date, annuity income payments will begin on the Annuitant’s 65th birthday or 10 years after the date the Contract was issued, whichever is later. However, annuity income payments must begin by the first day of the month following the Annuitant’s 85th birthday or 10 years from the date the Contract was issued, whichever is later. Certain plans, which qualify for special tax considerations may require an earlier Annuity Income Date. (See “Section 6: Taxes”)

If you don’t choose an annuity income option by the time annuity income payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the subaccounts, or a combination of both. If you don’t tell us otherwise, annuity income payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the subaccounts on the Annuity Income Date.

Variable Annuity Income Payments: If you choose to have any portion of your annuity income payments come from the subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the subaccounts on and after the Annuity Income Date; (2) the 3% assumed investment rate used in the Contract’s annuity tables; (3) the performance of the investment portfolios in which the subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the subaccounts you have chosen exceeds the 3% annual assumed rate, your annuity income payments will increase. Similarly, if the combined total return of the subaccounts chosen is less than the 3% annual assumed rate, your annuity income payments will decrease. For detailed information on how variable annuity income payments are determined, see the SAI.

Fixed Annuity Income Payments: If you choose to have any portion of your annuity income payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%); and (3) the annuity income option you choose.

Annuity Income Options: You may select one of the following standard annuity income options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After annuity income payments begin, you cannot change the annuity income option.

Option 1 — Income For A Fixed Period. Under this option, we will make annuity income payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made annuity income payments for less than the selected period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for annuity income payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

Option 2 — Life Annuity. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making annuity income payments.

Option 3 — Life Annuity with Period Certain. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made annuity income payments for less than the selected guaranteed period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant.

Option 4 — Joint and Survivor Annuity. Under this option, we will make annuity income payments each month as long as the Annuitant and a second person are both alive. When either of these persons dies, we will continue to make annuity income payments to the survivor. When the survivor dies, we stop making annuity income payments.

Note Carefully: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity income payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your annuity income payment in a single lump sum. If your annuity income payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity income payments are at least $50. (In TX, we have the right to pay the annuity benefit in one lump sum only if the initial annuity payment under the option elected is less than $20.)

Section 3: Purchase

The Contract may be purchased by anyone age 90 or younger.

Purchase Payments: A purchase payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional purchase payments at any time (except for Contracts purchased with a beneficiary-directed transfer of death benefit proceeds), and you may arrange for purchase payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total purchase payments in any Contract Year exceed $1,000,000.

Allocation of Purchase Payments: When you purchase a Contract, we will allocate your purchase payment to the Fixed Account and/or one or more of the subaccounts as you have directed us, for investment in the corresponding investment portfolios. If you make additional purchase payments, we will allocate them the same way as your first purchase payment unless you tell us otherwise. You may direct individual purchase payments to one or more subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each purchase payment must result in a minimum allocation of $100 to each selected investment portfolio and/or the Fixed Account.

You should periodically review your purchase payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial purchase payment, and all necessary information, we will allocate your purchase payment and issue your Contract within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day after receipt at the price next determined after we receive the payment. A business day is any day when both the New York Stock Exchange and us are open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. We are open for business on all days that the New York Stock Exchange is open for business.

Free Look Period: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other longer period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract on the day we receive your request. In some jurisdictions, we may be required to return the Contract Value plus any fees and charges deducted. These amounts may be more or less than the aggregate amount of purchase payments made up to that time. In other states or if you have purchased your Contract as an IRA, we may be required to give you back your full purchase payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial purchase payment allocated to a subaccount into the Money Market subaccount until the end of the cancellation period described above. At the end of that period, we will reallo cate your initial purchase payment according to your allocation directions. Currently, however, all purchase payments are allocated directly to the subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

Accumulation Units: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract’s Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a subaccount. When you make a purchase payment, or transfer money, into a subaccount, we credit that subaccount with Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the purchase payment or transfer allocated to the subaccount by the value of an Accumulation Unit for that subaccount next determined as of the end of that business day. If you make a withdrawal or transfer out of a subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the subaccount in a similar manner.

At the close of each business day, we determine the value of an Accumulation Unit for each subaccount. We do this by:

(1)	determining the total value of the subaccount’s investment in the corresponding investment portfolio, using the portfolio’s net asset value calculated at the end of that day;

(2)	subtracting from that amount any insurance charges (see “Section 5: Charges and Deductions;” and

(3)	dividing this amount by the number of outstanding Accumulation Units in that subaccount.

Example: On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want the entire amount to be allocated to subaccount “x” (any subaccount currently available). When the New York Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the investment portfolio invested in by that subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.

Section 4: Investment Options

In addition to the Fixed Account, 21 subaccounts, each investing exclusively in a single investment portfolio, are available under the Contract. Additional subaccounts, each investing exclusively in an additional investment portfolio may be made available in the future. Each investment portfolio is available under a fund which is registered with the SEC as an open end, management investment company of the series type, having one or more investment portfolios. Shares of the investment portfolios are sold only to insurance company separate accounts and qualified plans. Each investment portfolio has a specific investment objective which may be similar to the investment objective and policy of other portfolios managed by the same or other investment advisers. No representation is made that the investment results of any portfolio will be comparable to the results of any other portfolio, even if the same investment adviser or manager is used or if the names and investment objectives are similar.

There is no assurance that an investment portfolio will achieve its stated objective. The 21 investment portfolios available under the contract are listed below.

You should read the prospectuses for these investment portfolios carefully before investing. Copies of these prospectuses are provided with this prospectus.

Smith Barney Fund Management LLC serves as the investment manager for the following investment portfolios:

Greenwich Street Series Fund Appreciation Portfolio

Smith Barney Aggressive Growth Portfolio

Citi Fund Management Inc. serves as the investment manager for the following investment portfolio:

Smith Barney Small Cap Growth Opportunities Portfolio

Fidelity Management & Research Company serves as the investment adviser for the following investment portfolios:

Fidelity VIP Growth Portfolio – Initial Class (Growth)

Fidelity VIP High Income Portfolio – Initial Class (High Yield Bond)

Fidelity VIP Equity-Income Portfolio – Initial Class (Growth & Income)

Fidelity VIP Overseas Portfolio – Initial Class (International Stock)

Fidelity VIP II Contrafund Portfolio – Initial Class (Growth)

Fidelity Management & Research Company serves as the investment adviser and Deutsche Asset Management serves as the subadviser for the following investment portfolio:

Fidelity VIP II Index 500 Portfolio – Initial Class (Growth & Income)

A I M Advisers, Inc. serves as the investment adviser for the following investment portfolios:

AIM V.I. Capital Appreciation Fund – Series I (Aggressive Growth)

AIM V.I. Government Securities Fund – Series I (Govt Bond)

AIM V.I. Growth Fund – Series I (Growth)

AIM V.I. Core Equity Fund – Series I (Growth & Income)

AIM V.I. International Equity Fund – Series I (International Stock)

AIM V.I. Premier Equity Fund – Series I (Growth)

Massachusetts Financial Services serves as the investment adviser for the following investment portfolios:

MFS Strategic Income Series (Income & Capital Appreciation)

MFS Money Market Series (Money Market)

MFS Bond Series (Corp Bond)

MFS Total Return Series (Balanced)

MFS Research Series (Growth)

MFS Emerging Growth Series (Aggressive Growth)

The value of the Contract will increase or decrease depending upon the investment performance of the investment portfolio(s) in which the subaccounts you chose are invested. For more information on the performance of investment portfolios under the Contract, see their prospectuses. Past performance is not a guarantee of future results.

Transfers During The Accumulation Phase: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12-month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

(1)	If the value remaining in the Fixed Account or a subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.

(2)	We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

Transfers During The Income Phase: During the Income Phase, the Annuitant may transfer values among subaccounts once every three months. Transfers from the Fixed Account to a subaccount or from any subaccount to the Fixed Account are not allowed during the Income Phase.

Transfer Requests: Transfer requests, like all other elections, requests and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on beha lf of the Owners of two or more Contracts.

Dollar Cost Averaging Program: Dollar Cost Averaging allows you to systematically transfer a specific amount each month from either the Fixed Account or the Money Market subaccount to any other subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding investment portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn’t protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount that can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering the Dollar Cost Averaging program at any time.

Voting Rights: We are the legal owner of all investment portfolio shares purchased under this Contract and held in the subaccounts. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI.

Substitution: From time to time, we may substitute one or more of the investment portfolios available for investment by the subaccounts you have selected with another portfolio. These new investment portfolios may have higher fees and charges than the ones they replaced. We may also add or delete one or more subaccounts or investment portfolios. We may limit the new investment portfolios to certain classes of Contract Owners. Similarly, we may close investment portfolios to certain classes of Contract Owners. We will not do this without the prior approval of the Securities and Exchange Commission and we will notify you of our intent, if we decide to take such action. For a more complete discussion of our right to add, delete or substitute investments under the Contract, see the SAI.

Section 5: Charges and Deductions

There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. We may realize a profit or loss on one or more of these charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses. These charges and expenses are:

Insurance Charges: Each business day, we make a deduction from the assets in the subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

Mortality and Expense Risk Charge: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

Administration Charge: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 0.15%.

Annual Contract Fee: On the last business day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each subaccount and/or the Fixed Account on a pro-rata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional purchase payments ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, during the Contract Year.

If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

Surrender Charges: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total purchase payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the purchase payment(s) withdrawn, based on the number of years since the date the purchase payment(s) was paid. This right of “free withdrawal” does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the purchase payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

Number of Years Since Date of Purchase Payment	Charge as a Percentage of Purchase Payment Withdrawn

0-1	7%
1-2	6%
2-3	5%
3-4	4%
4-5	3%
5+	0%

We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest purchase payment, then the next oldest and so forth. When a withdrawal is made, you will receive the amount withdrawn less any Surrender Charge.

We will not impose any Surrender Charge if, prior to your 80th birthday, you surrender, or make a withdrawal from, your Contract after you are confined to a hospital, nursing home or other long term care facility on the recommendation of a physician or are diagnosed with a terminal illness (terminal condition in PA). In order to qualify for the waiver if confined, your withdrawal or surrender request must be received by us no later than 91 days after the last day of your confinement.

Surrender Processing Fee: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year (not in CT). This fee is deducted pro rata from the Fixed Account and each subaccount from which a withdrawal is made. We are not currently imposing this fee.

Premium Taxes: Some states and other governmental entities (i.e. cities and municipalities) charge premium or other taxes ranging up to 5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the Contract is issued and others are due when annuity income payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time annuity income payments begin or when the Contract is surrendered.

Transfer Processing Fee: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. This charge is at cost with no profit to us. Currently, we are not charging this fee until the 19th transfer in a Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more subaccounts at the same time, each losing subaccount and the Fixed Account would be charged a separate transfer processing fee.

Investment Portfolio Expenses: Each investment portfolio incurs certain expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

Section 6: Taxes

Note: The following is provided as general information. It is based on our understanding of current federal income tax laws and no representation is made as to the likelihood of the continuation of such laws or their interpretation by the Internal Revenue Service (“IRS”). It is not intended as tax advice to any individual. You should consult your own tax adviser with any questions regarding your own situation.

Annuity Contracts In General: Annuity contracts are a means of setting aside money for future needs, such as retirement. Congress recognized how important long-term saving was and provided special rules in the Internal Revenue Code (the “Code”) for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings on money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract — qualified or non-qualified. (See the following sections.)

You, as the Owner, will generally not be taxed on increases in the value of your Contract unless a distribution occurs prior to the Annuity Income Date — either as a withdrawal or at surrender. The Annuitant (including you, if you are also the Annuitant), will be taxed at the time annuity income payments are paid. When you make a withdrawal, you are taxed on the amount of the withdrawal that comes from earnings. For annuity income payments different rules apply. A portion of each annuity income payment is treated as a return of purchase payments and that portion will not be taxed. The remaining portion of the annuity income payment will be treated as ordinary income. How the annuity income payment is divided between taxable and non-taxable portions depends on the period over which the annuity income payments are expected to be made. Annuity income payments received after you have received all of your purchase payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (i.e. a corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes, although there are certain exceptions to this rule. Non-natural persons considering the purchase of a Non-Qualified Contract should consult a tax adviser.

Qualified and Non-Qualified Contracts: If you purchase the Contract on an individual basis and not under any pension plan or as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity (IRA) or as a Roth IRA, your Contract is referred to as a Qualified Contract. Under a traditional IRA, contributions to the Contract may be deductible. Contributions made under a Roth IRA are not deductible but distributions may be tax-free if you meet certain rules. You should consult your legal adviser or tax counsel if you are considering buying the Contract for use with any retirement plan.

Withdrawals — Non-Qualified Contracts: If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible as income.

The Code also provides that under certain conditions, any amount received under an annuity contract that is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. There is no penalty on any amounts: (1) paid to you on or after you reach age 59½ (2) paid after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made at least annually under a lifetime annuity; (5) paid under an immediate annuity; or (6) which came from purchase payments made prior to August 14, 1982.

Withdrawals — Qualified Contracts: The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules which govern Qualified Contracts. Generally, these rules restrict both: (1) the amount that you are allowed to contribute to the Contract during any year; and (2) the time when you can take withdrawals or surrenders, and receive payments under the Contract. In addition, the 10% penalty tax may be assessed on withdrawals you take prior to the date you reach age 59½. You may also be required to begin receiving minimum amounts from your Contract by a certain date. The terms of the plan may limit your rights under the Contract. We have provided a more complete discussion in the SAI.

Diversification Requirements: The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order for it to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

Owner Control: Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us, would be considered the owner of the shares of the investment portfolios. If this occurs, it would result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Owners are permitted to select investment portfolios, to make transfers among investment portfolios or the number and type of investment portfolios Owners may select from.

If additional guidance is issued in this area, it is possible that you, as the Owner of the Contract, could be treated as the owner of the investment portfolios, which could significantly change your tax obligations.

Due to the uncertainty in this area, we reserve the right to modify the Contract as necessary to attempt to maintain favorable tax treatment.

Taxation of Death Benefit Proceeds: The death benefit is taxable as the income of the recipient as follows: (i) if distributed in a lump sum, the death benefit is taxed in the same way as a surrender of the Contract; or (ii) if distributed under an annuity income payment option, it is taxed in the same way as annuity income payments.

Transfers, Assignments or Exchanges of a Contract: If you transfer or assign your ownership of the Contract, change the Annuitant, select certain Annuity Income Dates, or exchange the Contract, it may result in certain tax consequences to you that are not discussed in this prospectus. You should consult a tax adviser if you wish to transfer, assign or exchange the Contract.

Withholding: Unless directed otherwise, we are required to withhold an amount for federal income tax from any money we distribute from the Contract. Recipients can generally elect, however, not to have tax withheld from distributions. Certain amounts we pay out from some Qualified Contracts are subject to mandatory tax withholding.

Multiple Contracts: All annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in that Owner’s income when a taxable distribution occurs.

Section 7: Access to your Money

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or (2) by electing to start receiving annuity income payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee (See “Section 5: Charges and Deductions”).

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the business day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract. (Only if no purchase payments have been paid during the prior two years and total purchase payments minus withdrawals equal less than $2,000 in TX.)

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

Systematic Withdrawal Program: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact’s Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. Each withdrawal from the Fixed Account and/or any subaccount under the systematic withdrawal program must be at least $50. If you don’t elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See “Surrender Charges”).

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time. Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

Section 8: Death Benefits

Upon Your Death: If you die before annuity income payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first Owner dies and the surviving Joint Owner will be treated as the Beneficiary. The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

(1)	the value of your Contract on the date we receive adequate proof of death;

(2)	the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent purchase payments less any withdrawals since that anniversary date; or

(3)	the total of all purchase payments received less any purchase payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

(1)	the value of your Contract on the date we receive adequate proof of death;

(2)	the death benefit as of your (or the Joint Owner’s) 75th birthday, less the dollar amount of any subsequent withdrawals; or

(3)	the total of all purchase payments received less any purchase payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary’s lifetime or a period not extending beyond the Beneficiary’s life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

Death of The Annuitant: If the Annuitant dies before annuity income payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non-natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the “Upon Your Death” provisions stated above will apply.

If the Annuitant dies after annuity income payments start, payments will be made as described in “Section 2: Annuity Payments (The Income Phase).”

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries): If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract as a contract owner, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

Section 9: Other Information

Citicorp Life Insurance Company: Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under Arizona laws in 1971. We are a wholly owned subsidiary of Citigroup, one of the world’s largest bank holding companies.

We, and our former parent corporation, Citicorp Mortgage, Inc., a Delaware holding company, were both acquired by Citicorp in 1973. During 1990, the ownership of Citicorp Life was transferred to Citibank Delaware.

The Separate Account: On July 6, 1994 we established a Separate Account under Arizona law, the Citicorp Life Variable Annuity Separate Account, to receive, hold and invest purchase payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The Separate Account is divided into a number of subaccounts, each of which invests exclusively in the shares of a corresponding investment portfolio. Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets al located to each subaccount are credited to and charged against that subaccount without regard to income, gains and losses from any other of our accounts or subaccounts. We have the right to transfer to the General Account any assets of the Separate Account that are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

Distribution: Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

Travelers Distribution LLC (“Travelers”) acts as the principal underwriter, as defined in the 1940 Act, of the Contracts for the Separate Account pursuant to an Underwriting Agreement with us. Travelers is not obligated to sell any specific number of Contracts. Travelers’ principal business address is One Cityplace, Hartford, CT 06103-3415.

We may pay sales commissions to broker-dealers up to an amount equal to 8% of the purchase payments. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. We also may pay other distribution expenses such as production incentive bonuses, agent’s insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges under the Contracts that are not described under “Charges and Deductions.”

Ownership: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

Beneficiary: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

Suspension of Payments or Transfers: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

(1)	the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

(2)	the SEC permits by an order such postponement for the protection of Contract Owners; or

(3)	the SEC determines that an emergency exists that would make the disposal of securities held in a subaccount or the determination of the value of the subaccount’s net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

Modifications: We may modify the Contract if necessary:

(1)	for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or

(2)	to reflect a change in the operation of the Separate Account or a subaccount; or

(3)	to add, delete or modify an account, a subaccount or an investment portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

Legal Proceedings: There are no material legal proceedings to which the Separate Account, or Travelers. as principal underwriter, is a party or the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to the total assets of, or that relates to, the Separate Account.

Financial Statements: The financial statements for the Company and its Separate Account are located in the Statement of Additional Information

STATEMENT OF ADDITIONAL INFORMATION

Additional Contract Provisions	3	Annuity Unit Value	6
The Contract	3	Tax Status	6
Incontestability	3	Introduction	6
Misstatement of Age or Sex	3	Taxation of the Company	6
Participation	3	Tax Status of the Contract	7
Assignment	3	Taxation of Annuities	8
Distribution Of The Contracts	3	Qualified Contracts	9
Determining Accumulation Unit Values	3	Withholding	10
Adding, Deleting Or Substituting		Possible Changes in Taxation	10
Investment Portfolios	4	Other Tax Consequences	11
Voting Rights	4	Legal Matters	11
Variable Annuity Payments	5	Experts	11
Assumed Investment Rate	5	Other Information	11
Amount of Variable Annuity Payments	5

If you would like a free copy of the statement of additional information for this prospectus, please complete the following and mail it to Citicorp Life Insurance Company, One Cityplace, Hartford, CT 06103-3415.

Please send a copy of the Statement of Additional Information pertaining to the Citicorp Life Insurance Company Variable Annuity and the Citicorp Life Variable Annuity Separate Account to: (Please Print or Type)

Name:
Mailing Address:

APPENDIX — CONDENSED FINANCIAL INFORMATION

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of the Subaccounts (2/99) through December 31, 2002 or each of the subaccounts. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.

CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit).

1.25 M&E, 15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series I (3/95)	2002	1.855	1.384	152,517
	2001	2.453	1.855	154,472
	2000	2.792	2.453	193,020
	1999	1.000	2.792	166,252

AIM V.I. Core Equity Fund — Series I (2/97)	2002	1.261	1.050	322,653
	2001	1.657	1.261	354,633
	2000	1.967	1.657	426,841
	1999	1.000	1.967	492,938

AIM V.I. Government Securities Fund — Series I (2/97)	2002	1.253	1.354	585,609
	2001	1.194	1.253	655,677
	2000	1.099	1.194	631,802
	1999	1.000	1.099	663,825

AIM V.I. Growth Fund — Series I (2/97)	2002	1.087	0.740	178,208
	2001	1.668	1.087	201,269
	2000	2.128	1.668	215,662
	1999	1.000	2.128	181,807

AIM V.I. International Growth Fund — Series I (2/97)	2002	0.995	0.827	235,428
	2001	1.319	0.995	241,607

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM V.I. International Growth Fund — Series I (continued)	2000	1.818	1.319	358,473
	1999	1.000	1.818	405,344

AIM V.I. Premier Equity Fund — Series I (2/97)	2002	1.438	0.989	782,812
	2001	1.668	1.438	891,514
	2000	1.982	1.668	1,027,371
	1999	1.000	1.982	1,218,630

Greenwich Street Series Fund
Appreciation Portfolio (4/01)	2002	0.993	0.808	51,793
	2001	1.000	0.993	43,987

MFS Variable Insurance Trust
MFS® Bond Series (2/97)	2002	1.277	1.371	447,982
	2001	1.191	1.277	507,992
	2000	1.106	1.191	421,258
	1999	1.000	1.106	499,789

MFS® Emerging Growth Series (2/97)	2002	1.394	0.910	497,683
	2001	2.125	1.394	589,179
	2000	2.681	2.125	773,748
	1999	1.000	2.681	569,055

MFS® Money Market Series (4/96)	2002	1.253	1.251	351,423
	2001	1.225	1.253	424,409
	2000	1.172	1.225	158,604
	1999	1.000	1.172	209,272

MFS® Research Series (2/97)	2002	1.245	0.927	284,628
	2001	1.604	1.245	305,506
	2000	1.709	1.604	342,888
	1999	1.000	1.709	458,863

MFS® Strategic Income Series (6/96)	2002	1.202	1.285	8,802
	2001	1.164	1.202	24,515
	2000	1.125	1.164	8,836
	1999	1.000	1.125	43,862

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS® Total Return Series (2/97)	2002	1.488	1.391	545,700
	2001	1.505	1.488	488,535
	2000	1.316	1.505	447,911
	1999	1.000	1.316	609,971

Travelers Series Fund Inc.
Smith Barney Aggressive Growth Portfolio (4/01)	2002	1.042	0.692	57,905
	2001	1.000	1.042	24,662

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (2/97)	2002	1.262	0.925	15,383
	2001	1.527	1.262	1,182
	2000	1.421	1.527	9,820
	1999	1.000	1.421	8,530

Variable Insurance Products Fund
Equity Income Portfolio — Initial Class (2/97)	2002	1.402	1.148	523,959
	2001	1.496	1.402	593,714
	2000	1.399	1.496	704,302
	1999	1.000	1.399	874,546

Growth Portfolio — Initial Class (3/95)	2002	2.386	1.644	614,123
	2001	2.938	2.386	721,680
	2000	3.347	2.938	917,676
	1999	1.000	3.347	924,895

High Income Portfolio — Initial Class (3/97)	2002	0.764	0.780	476,783
	2001	0.878	0.764	383,364
	2000	1.149	0.878	420,168
	1999	1.000	1.149	591,859

Overseas Portfolio — Initial Class (2/97)	2002	1.050	0.825	115,939
	2001	1.351	1.050	182,343
	2000	1.694	1.351	234,488
	1999	1.000	1.694	186,197

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund II
Contrafund® Portfolio — Initial Class (2/97)	2002	1.508	1.348	702,291
	2001	1.743	1.508	808,996
	2000	1.893	1.743	967,181
	1999	1.000	1.893	1,205,814

Index 500 Portfolio — Initial Class (2/97)	2002	1.436	1.101	689,854
	2001	1.657	1.436	874,488
	2000	1.853	1.657	1,166,233
	1999	1.000	1.853	1,338,323

Notes

The number of units outstanding for the 2001 year end have been restated to include annuity units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for contract owners in payout phase, where appropriate.

PART B

Information Required in a Statement of Additional Information

CitiVariable

STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2003

for

CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

Citicorp Life Insurance Company

Customer Service Office

One Cityplace

Hartford, CT 06183-4065

(800) 497-4857

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the “Contract“) offered by Citicorp Life Insurance Company (“we“, “our“ and “us“). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectus by writing or calling us at our address or phone number shown above.

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ADDITIONAL CONTRACT PROVISIONS	3
The Contract	3
Incontestability	3
Misstatement of Age or Sex	3
Participation	3
Assignment	3
DISTRIBUTION OF THE CONTRACTS	3
DETERMINING ACCUMULATION UNIT VALUES	3
ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS	4
VOTING RIGHTS	4
VARIABLE ANNUITY PAYMENTS	5
Assumed Investment Rate	5
Amount of Variable Annuity Payments	5
Annuity Unit Value	6
TAX STATUS	6
Introduction	6
Taxation of the Company	6
Tax Status of the Contract	7
Taxation of Annuities	8
Qualified Contracts	9
Withholding	10
Possible Changes in Taxation	11
Other Tax Consequences	11
LEGAL MATTERS	11
INDEPENDENT ACCOUNTANTS	11
OTHER INFORMATION	12
FINANCIAL STATEMENTS

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ADDITIONAL CONTRACT PROVISIONS

The Contract

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Incontestability

We will not contest the Contract.

Misstatement of Age or Sex

If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

Participation

The Contract does not participate in our divisible surplus.

Assignment

Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us. Certain Qualified Contracts may not be assigned.

DISTRIBUTION OF THE CONTRACTS

Travelers Distribution LLC acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

Travelers Distribution LLC is affiliated with Citicorp Life Insurance Company and the Separate Account. For fiscal years 2002, 2001, and 2000, no underwriting commissions were paid to, or retained by, Travelers Distribution LLC.

DETERMINING ACCUMULATION UNIT VALUES

The accumulation unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the accumulation unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount’s accumulation unit value on the preceding business day by the net investment factor for the subaccount’s Valuation Period just ended.

The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

(1)	Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

(2)	Is the portfolio’s net asset value per share at the beginning of the Valuation Period; and

(3)	Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.

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ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio becomes inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract’s interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.

VOTING RIGHTS

In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner’s Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant’s Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders’ meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain

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on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

VARIABLE ANNUITY PAYMENTS

Assumed Investment Rate

The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Separate Account or of any subaccount.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also “Variable Annuity Payments” in the Prospectus.)

Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

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Annuity Unit Value

The annuity unit value is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See “Variable Contract Value” in the Prospectus.) The annuity unit value for each subaccount’s first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

(1)	is the subaccount’s net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

(2)	is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

Illustration of Calculation of Annuity Unit Value

1.	Net Investment Factor for period	1.003662336
2.	Adjustment for 3% Assumed Investment Rate	0.999919016
3.	2x1	1.003581055
4.	annuity unit value, beginning of valuation period	10.743769
5.	annuity unit value, end of valuation period (3x4)	10.782243

TAX STATUS

Introduction

The following is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax or legal advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis (“Non-Qualified Contract”) or purchased and used as an Individual Retirement Annuity or Roth IRA entitled to special income tax treatment under section 408(b) or 408A of the Code (“Qualified Contracts”). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Income Payments, and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary may depend on the tax status of the individual concerned.

Taxation of the Company

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on

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income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contract

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract’s Contract Value will not be taxable to the holder until amounts are received from the Contract, either in the form of Annuity Income Payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

Diversification. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Investment Portfolios be “adequately diversified” in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Investment Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Investment Portfolios’ assets may be invested.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be tre ated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets.” As of the date of this prospectus, no guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, an Owner has additional flexibility in allocating premium payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the Annuity Income Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any Owner dies prior to the Annuity Income Date, the entire interest in the Contract will be distributed within five years after the date of such holder’s death. An exception to these requirements apply to any portion of a holder’s interest which is payable to or for the benefit of a “designated beneficiary” and which is distributed over the life of such “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary, p rovided that such distributions begin within one year of the Owner’s death. The “designated beneficiary” refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the “designated beneficiary” is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner, to which the above-described required distribution rules will apply.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the

7

requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

Non-Natural Owner. The owner of any Contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the “investment in the contract” (discussed below) during the taxable year. There are several exceptions to this general rule for non-natural owners. Certain Contracts will generally be treated as held by a natural person if (a) the nominal owner is a trust or other entity which holds the contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements); (b) the contract is acquired by an estate of a decedent by reason of the death of the decedent; (c) the contract is issued in connection with certain Qualified Plans; (d) the contract is purchased by an employer upon the termination of certain Qualified Plans; (e) the contract is used in connection with a structured settlement agreement; and (f) the contract is purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from the purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. Prospective Owners that are not natural persons may wish to discuss these with a competent tax adviser.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person generally is not taxed on increases in the Owner’s Contract Value until distribution occurs by withdrawing all or part of such Contract Value (e.g., withdrawals or Annuity Income Payments under the Annuity Income Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals. In the case of a withdrawal under a Qualified Contract, including withdrawals under the systematic withdrawal program, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the “investment in the contract” can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

With respect to Non-Qualified Contracts, partial withdrawals, including withdrawals under the systematic withdrawal program, are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the “investment in the contract” at that time.

Full surrenders of a Non-Qualified Contract are treated as taxable income to the extent that the amount received exceeds the “investment in the contract”.

Annuity Income Payments. Although the tax consequences may vary depending on the Annuity Income Payment elected under the Contract, in general, only the portion of the Annuity Income Payment that represents the amount by which the Contract Value exceeds the “investment in the contract” will be taxed; after the “investment in the contract” is recovered, the full amount of any additional Annuity Income Payments is taxable. For Variable Annuity Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract” by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her “investment in the contract”. For Fixed Annuity Income Payments, in general there is no tax on the portion of eac h payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Annuity Income Payments for the term of the payments; however, the remainder of each Annuity Income Payment is taxable. Once the “investment in the contract” has been fully recovered, the full amount of any additional Annuity Income Payments is taxable. If Annuity Income Payments cease as a result of an

8

Annuitant’s death before full recovery of the “investment in the contract,” consult a competent tax adviser regarding deductibility of the unrecovered amount.

Penalty Tax. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed an additional federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a “designated beneficiary”. Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

Taxation of Death Benefit Proceeds. Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Income Option, they are taxed in the same manner as Annuity Income Payments, as described above.

Transfers, Assignments, or Exchanges of the Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Annuity Income Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Multiple Contracts. All deferred non-qualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Qualified Contracts

In General. The Qualified Contract is designed for use as an Individual Retirement Annuity (“IRA”) or Roth IRA. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

The Company makes no attempt to provide more than general information about use of the Contract as an IRA or Roth IRA. Owners and participants under IRA’s and Roth IRA’s, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the IRA or Roth IRA Endorsement, regardless of the terms and conditions of the Contract issued in connection with such a plan. IRA’s and Roth IRA’s are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any IRA or Roth IRA should consult their legal counsel and tax adviser regarding the suitability of the Contract.

For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner’s death.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity (“IRA”). Also, distributions from certain other types of qualified plans may be “rolled over” on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate

9

agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Contributions may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner’s adjusted gross income and may be deductible in whole or in part depending on the individual’s income and whether the individual is a participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% federal penalty tax.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% federal penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Withholding

Distributions from Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. As of January 1, 2003, a recipient received periodic payments (e.g., monthly, quarterly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding. For non-periodic distributions, 10% of the taxable portion of the distribution will be withheld as federal income tax. The Owner will be provided the opportunity to elect not to have tax withheld from distributions, or may elect a different amount to be withheld.

Recipients who elect not have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other tax identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, are subject to different withholding rules and cannot elect out of withholding.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be

10

retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

Other Tax Consequences

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus or SAI. Further, the federal income tax consequences discussed herein reflect the Company’s understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

LEGAL MATTERS

All matters relating to Arizona law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by the General Counsel of the Company.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the account’s financial statements.

The financial statements and schedules (statutory basis ) of Citicorp Life Insurance Company and the financial statements of Citicorp Life Variable Annuity Separate Account as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The December 31, 2002, financial statements and schedules (statutory basis) of Citicorp Life Insurance Company were prepared using accounting practices prescribed or permitted by the State of Connecticut Insurance Department.

The audit report covering the December 31, 2002, financial statements and schedules (statutory basis) of Citicorp Life Insurance Company states that the financial statements and schedules (statutory basis) are not presented fairly, in conformity with accounting principles generally accepted in the United States of America. However, the December 31, 2002, financial statements and schedules (statutory basis) of Citicorp Life Insurance Company are presented fairly in all material respects in conformity with accounting practices prescribed or permitted by the State of Connecticut Insurance Department. This audit report also refers to a change in accounting as a result of the State of Connecticut Insurance Department adopting the National Association of Insurance Commissioners’ statutory accounting practices in 2001.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

11

ANNUAL REPORT
DECEMBER 31, 2002

                           CITICORP LIFE VARIABLE ANNUITY
                           SEPARATE ACCOUNT

One Cityplace
Hartford, CT 06103

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                                                AIM V.I. CAPITAL      AIM V.I. CORE
                                         HIGH YIELD          MONEY MARKET         APPRECIATION        EQUITY FUND -
                                         BOND TRUST           PORTFOLIO          FUND - SERIES I         SERIES I
                                         ----------          ------------       ----------------      -------------
ASSETS:
  Investments at market value:           $1,458,346           $  229,522           $2,716,645           $2,714,082

  Receivables:
    Dividends ................                   --                  238                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            1,458,346              229,760            2,716,645            2,714,082
                                         ----------           ----------           ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ........                  200                   31                  260                  263
    Administrative fees ......                   24                    4                   45                   44
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  224                   35                  305                  307
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $1,458,122           $  229,725           $2,716,340           $2,713,775
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                       -1-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                           AIM V.I.                                 AIM V.I.
                                         GOVERNMENT            AIM V.I.          INTERNATIONAL          AIM V.I.
                                         SECURITIES          GROWTH FUND -        GROWTH FUND -      PREMIER EQUITY
                                       FUND - SERIES I         SERIES I             SERIES I         FUND - SERIES I
                                       ---------------       -------------       --------------      ---------------
ASSETS:
  Investments at market value:           $2,817,966           $  762,131           $2,703,955           $6,211,948

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            2,817,966              762,131            2,703,955            6,211,948
                                         ----------           ----------           ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ........                  292                   76                  255                  625
    Administrative fees ......                   46                   12                   44                  102
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  338                   88                  299                  727
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $2,817,628           $  762,043           $2,703,656           $6,211,221
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -2-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                 FRANKLIN SMALL     TEMPLETON FOREIGN
  GROWTH & INCOME      PREMIER GROWTH         TECHNOLOGY           CAP FUND -       SECURITIES FUND -       APPRECIATION
PORTFOLIO - CLASS B  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B        CLASS 2             CLASS 2             PORTFOLIO
-------------------  -------------------  -------------------    --------------     -----------------       ------------
    $   61,132           $    3,079           $  101,607           $  337,596           $  864,772           $2,260,554

            --                   --                   --                  494                  883                   --
    ----------           ----------           ----------           ----------           ----------           ----------

        61,132                3,079              101,607              338,090              865,655            2,260,554
    ----------           ----------           ----------           ----------           ----------           ----------

             8                    1                   14                   46                  117                  213
             1                   --                    2                    6                   14                   37
    ----------           ----------           ----------           ----------           ----------           ----------

             9                    1                   16                   52                  131                  250
    ----------           ----------           ----------           ----------           ----------           ----------

    $   61,123           $    3,078           $  101,591           $  338,038           $  865,524           $2,260,304
    ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -3-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                        EQUITY INDEX
                                         PORTFOLIO -         FUNDAMENTAL           MFS(R) BOND       MFS(R) EMERGING
                                      CLASS II SHARES      VALUE PORTFOLIO           SERIES           GROWTH SERIES
                                      ---------------      ---------------         ----------        ---------------
ASSETS:
  Investments at market value:           $  405,085           $  117,848           $2,967,606           $3,295,093

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........              405,085              117,848            2,967,606            3,295,093
                                         ----------           ----------           ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ........                   55                   16                  301                  323
    Administrative fees ......                    7                    2                   49                   54
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                   62                   18                  350                  377
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $  405,023           $  117,830           $2,967,256           $3,294,716
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -4-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                      TOTAL RETURN          PUTNAM VT
                                                                                      PORTFOLIO -           SMALL CAP
  MFS(R) MONEY             MFS(R)         MFS(R) STRATEGIC       MFS(R) TOTAL        ADMINISTRATIVE         VALUE FUND -
 MARKET SERIES        RESEARCH SERIES      INCOME SERIES        RETURN SERIES            CLASS            CLASS IB SHARES
 -------------        ---------------     ----------------      -------------        --------------       ---------------
   $3,594,021           $2,430,511           $  317,383           $4,995,864           $  223,499           $   53,323

          281                   --                   --                   --                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

    3,594,302            2,430,511              317,383            4,995,864              223,499               53,323
   ----------           ----------           ----------           ----------           ----------           ----------

          351                  235                   31                  497                   30                    7
           59                   39                    5                   82                    4                    1
   ----------           ----------           ----------           ----------           ----------           ----------

          410                  274                   36                  579                   34                    8
   ----------           ----------           ----------           ----------           ----------           ----------

   $3,593,892           $2,430,237           $  317,347           $4,995,285           $  223,465           $   53,315
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -5-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                             HIGH YIELD
                                       CAPITAL FUND -        BOND FUND -        INVESTORS FUND -       TOTAL RETURN
                                           CLASS I             CLASS I              CLASS I           FUND - CLASS I
                                       --------------        -----------        ----------------      --------------
ASSETS:
  Investments at market value:           $1,063,737           $  271,192           $1,249,899           $  735,602

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........            1,063,737              271,192            1,249,899              735,602
                                         ----------           ----------           ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ........                  144                   37                  170                  101
    Administrative fees ......                   17                    5                   20                   12
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                  161                   42                  190                  113
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $1,063,576           $  271,150           $1,249,709           $  735,489
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -6-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

  SMITH BARNEY                              SMITH BARNEY
   GROWTH AND          SMITH BARNEY      PREMIER SELECTIONS     SMITH BARNEY
     INCOME              LARGE CAP         ALL CAP GROWTH        GOVERNMENT          EQUITY INCOME          LARGE CAP
    PORTFOLIO         CORE PORTFOLIO          PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
  ------------        --------------     ------------------     ------------         -------------          ----------
   $  162,354           $   78,086           $  138,233           $   34,084           $   49,444           $2,320,803

           --                   --                   --                   --                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

      162,354               78,086              138,233               34,084               49,444            2,320,803
   ----------           ----------           ----------           ----------           ----------           ----------

           22                   11                   19                    5                    7                  318
            3                    1                    2                    1                    1                   38
   ----------           ----------           ----------           ----------           ----------           ----------

           25                   12                   21                    6                    8                  356
   ----------           ----------           ----------           ----------           ----------           ----------

   $  162,329           $   78,074           $  138,212           $   34,078           $   49,436           $2,320,447
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -7-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                            MFS MID
                                       MFS EMERGING        CAP GROWTH        MFS RESEARCH    TRAVELERS QUALITY
                                     GROWTH PORTFOLIO      PORTFOLIO           PORTFOLIO       BOND PORTFOLIO
                                     ----------------      ----------        ------------    -----------------
ASSETS:
  Investments at market value:           $275,290           $885,957           $533,248           $843,953

  Receivables:
    Dividends ................                 --                 --                 --                 --
                                         --------           --------           --------           --------

      Total Assets ...........            275,290            885,957            533,248            843,953
                                         --------           --------           --------           --------

LIABILITIES:
  Payables:
    Insurance charges ........                 38                121                 72                115
    Administrative fees ......                  4                 15                  9                 14
                                         --------           --------           --------           --------

      Total Liabilities ......                 42                136                 81                129
                                         --------           --------           --------           --------

NET ASSETS:                              $275,248           $885,821           $533,167           $843,824
                                         ========           ========           ========           ========

                        See Notes to Financial Statements

                                      -8-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

   AIM CAPITAL                                                   SMITH BARNEY         SMITH BARNEY          COMSTOCK
  APPRECIATION           MFS TOTAL       PUTNAM DIVERSIFIED       AGGRESSIVE           LARGE CAP           PORTFOLIO -
    PORTFOLIO        RETURN PORTFOLIO     INCOME PORTFOLIO     GROWTH PORTFOLIO     VALUE PORTFOLIO      CLASS II SHARES
  ------------       ----------------    ------------------    ----------------     ---------------      ---------------
   $1,067,907           $1,299,212           $  791,373           $1,446,965           $    9,375           $   17,887

           --                   --                   --                   --                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

    1,067,907            1,299,212              791,373            1,446,965                9,375               17,887
   ----------           ----------           ----------           ----------           ----------           ----------

          146                  178                  108                  141                    1                    3
           18                   21                   13                   24                   --                   --
   ----------           ----------           ----------           ----------           ----------           ----------

          164                  199                  121                  165                    1                    3
   ----------           ----------           ----------           ----------           ----------           ----------

   $1,067,743           $1,299,013           $  791,252           $1,446,800           $    9,374           $   17,884
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -9-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                            SMITH BARNEY
                                       EMERGING GROWTH     SMALL CAP GROWTH      EQUITY INCOME           GROWTH
                                      PORTFOLIO - CLASS     OPPORTUNITIES         PORTFOLIO -          PORTFOLIO -
                                          II SHARES           PORTFOLIO          INITIAL CLASS        INITIAL CLASS
                                      -----------------    ----------------      -------------        -------------
ASSETS:
  Investments at market value:           $    1,752           $  723,378           $5,381,942           $3,598,269

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                         ----------           ----------           ----------           ----------

      Total Assets ...........                1,752              723,378            5,381,942            3,598,269
                                         ----------           ----------           ----------           ----------

LIABILITIES:
  Payables:
    Insurance charges ........                    1                   79                  519                  375
    Administrative fees ......                   --                   12                   88                   59
                                         ----------           ----------           ----------           ----------

      Total Liabilities ......                    1                   91                  607                  434
                                         ----------           ----------           ----------           ----------

NET ASSETS:                              $    1,751           $  723,287           $5,381,335           $3,597,835
                                         ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -10-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                                         DYNAMIC CAPITAL
   HIGH INCOME            OVERSEAS         CONTRAFUND(R)        CONTRAFUND(R)         INDEX 500           APPRECIATION
   PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
  INITIAL CLASS        INITIAL CLASS       INITIAL CLASS        SERVICE CLASS 2      INITIAL CLASS       SERVICE CLASS 2
  -------------        -------------       -------------        ---------------      -------------       ---------------
   $1,700,136           $1,048,409           $5,548,474           $  223,642           $7,083,695           $      627

           --                   --                   --                   --                    2                   --
   ----------           ----------           ----------           ----------           ----------           ----------

    1,700,136            1,048,409            5,548,474              223,642            7,083,697                  627
   ----------           ----------           ----------           ----------           ----------           ----------

          174                  101                  551                   30                  685                    1
           28                   17                   91                    4                  116                   --
   ----------           ----------           ----------           ----------           ----------           ----------

          202                  118                  642                   34                  801                    1
   ----------           ----------           ----------           ----------           ----------           ----------

   $1,699,934           $1,048,291           $5,547,832           $  223,608           $7,082,896           $      626
   ==========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -11-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                           COMBINED
                                         -----------
ASSETS:
  Investments at market value:           $80,228,493

  Receivables:
    Dividends ................                 1,898
                                         -----------

      Total Assets ...........            80,230,391
                                         -----------

LIABILITIES:
  Payables:
    Insurance charges ........                 8,520
    Administrative fees ......                 1,316
                                         -----------

      Total Liabilities ......                 9,836
                                         -----------

NET ASSETS:                              $80,220,555
                                         ===========

                        See Notes to Financial Statements

                                      -12-

                       This page intentionally left blank

                                      -13-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                              AIM V.I. CAPITAL      AIM V.I. CORE
                                                         HIGH YIELD          MONEY MARKET       APPRECIATION        EQUITY FUND -
                                                         BOND TRUST            PORTFOLIO       FUND - SERIES I        SERIES I
                                                         -----------         ------------     ----------------      -------------
INVESTMENT INCOME:
  Dividends ...................................          $   213,229         $     4,488         $        --         $     9,984
                                                         -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................               18,863               4,039              32,013              30,768
  Administrative fees .........................                2,264                 485               5,526               5,208
                                                         -----------         -----------         -----------         -----------

    Total expenses ............................               21,127               4,524              37,539              35,976
                                                         -----------         -----------         -----------         -----------

      Net investment income (loss) ............              192,102                 (36)            (37,539)            (25,992)
                                                         -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                  --                  --                  --
    Realized gain (loss) on sale of investments               (5,757)                 --            (474,090)           (399,987)
                                                         -----------         -----------         -----------         -----------

      Realized gain (loss) ....................               (5,757)                 --            (474,090)           (399,987)
                                                         -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................             (143,642)                 --            (616,940)           (232,084)
                                                         -----------         -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................          $    42,703         $       (36)        $(1,128,569)        $  (658,063)
                                                         ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                                      -14-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

    AIM V.I.                                   AIM V.I.
   GOVERNMENT            AIM V.I.           INTERNATIONAL           AIM V.I.
   SECURITIES            GROWTH             GROWTH FUND -        PREMIER EQUITY        GROWTH & INCOME       PREMIER GROWTH
 FUND - SERIES I     FUND - SERIES I          SERIES I           FUND - SERIES I     PORTFOLIO - CLASS B   PORTFOLIO - CLASS B
 ---------------     ---------------        -------------        ---------------     -------------------   -------------------
  $    51,598          $        --           $    17,737           $    25,142           $       205           $        --
  -----------          -----------           -----------           -----------           -----------           -----------

       26,277                9,241                29,902                78,633                   500                    23
        4,123                1,531                 5,180                12,900                    60                     2
  -----------          -----------           -----------           -----------           -----------           -----------

       30,400               10,772                35,082                91,533                   560                    25
  -----------          -----------           -----------           -----------           -----------           -----------

       21,198              (10,772)              (17,345)              (66,391)                 (355)                  (25)
  -----------          -----------           -----------           -----------           -----------           -----------

           --                   --                    --                    --                 1,263                    --
       46,007             (241,622)             (406,801)           (1,100,487)                  (92)                   (3)
  -----------          -----------           -----------           -----------           -----------           -----------

       46,007             (241,622)             (406,801)           (1,100,487)                1,171                    (3)
  -----------          -----------           -----------           -----------           -----------           -----------

      152,394             (161,216)             (181,585)           (2,253,105)              (10,927)                 (539)
  -----------          -----------           -----------           -----------           -----------           -----------

  $   219,599          $  (413,610)          $  (605,731)          $(3,419,983)          $   (10,111)          $      (567)
  ===========          ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                                      -15-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                        TECHNOLOGY        FRANKLIN SMALL     TEMPLETON FOREIGN
                                                        PORTFOLIO -         CAP FUND -       SECURITIES FUND -     APPRECIATION
                                                          CLASS B             CLASS 2             CLASS 2            PORTFOLIO
                                                        -----------       --------------     -----------------     ------------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $   1,122           $  17,517           $  40,614
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              2,141               5,425              13,375              29,859
  Administrative fees .........................                257                 651               1,605               5,208
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              2,398               6,076              14,980              35,067
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (2,398)             (4,954)              2,537               5,547
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments            (88,343)            (53,120)           (101,113)           (368,343)
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................            (88,343)            (53,120)           (101,113)           (368,343)
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................            (13,486)           (105,076)           (128,398)           (409,275)
                                                         ---------           ---------           ---------           ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $(104,227)          $(163,150)          $(226,974)          $(772,071)
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                                      -16-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

   EQUITY INDEX
   PORTFOLIO -           FUNDAMENTAL           MFS(R) BOND        MFS(R) EMERGING         MFS(R) MONEY            MFS(R)
 CLASS II SHARES       VALUE PORTFOLIO            SERIES           GROWTH SERIES         MARKET SERIES       RESEARCH SERIES
 ---------------       ---------------         -----------        ---------------        -------------       ---------------
   $     8,409           $     1,373           $   187,088          $        --           $    42,040          $     9,579
   -----------           -----------           -----------          -----------           -----------          -----------

         6,427                 1,109                30,188               43,276                29,453               29,874
           771                   133                 4,943                7,291                 4,912                5,103
   -----------           -----------           -----------          -----------           -----------          -----------

         7,198                 1,242                35,131               50,567                34,365               34,977
   -----------           -----------           -----------          -----------           -----------          -----------

         1,211                   131               151,957              (50,567)                7,675              (25,398)
   -----------           -----------           -----------          -----------           -----------          -----------

            --                 2,119                    --                   --                    --                   --
       (68,129)                 (924)               22,914           (1,213,527)                   --             (557,803)
   -----------           -----------           -----------          -----------           -----------          -----------

       (68,129)                1,195                22,914           (1,213,527)                   --             (557,803)
   -----------           -----------           -----------          -----------           -----------          -----------

       (79,019)              (25,673)               68,956             (968,053)                   --             (445,502)
   -----------           -----------           -----------          -----------           -----------          -----------

   $  (145,937)          $   (24,347)          $   243,827          $(2,232,147)          $     7,675          $(1,028,703)
   ===========           ===========           ===========          ===========           ===========          ===========

                        See Notes to Financial Statements

                                      -17-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                               TOTAL RETURN         PUTNAM VT
                                                                                                PORTFOLIO -         SMALL CAP
                                                     MFS(R) STRATEGIC       MFS(R) TOTAL      ADMINISTRATIVE       VALUE FUND -
                                                      INCOME SERIES        RETURN SERIES           CLASS          CLASS IB SHARES
                                                     ----------------      -------------      --------------      ---------------
INVESTMENT INCOME:
  Dividends ...................................          $  15,916           $ 105,158           $   6,014           $      26
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              3,325              52,879               1,855                 345
  Administrative fees .........................                577               8,881                 223                  42
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              3,902              61,760               2,078                 387
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             12,014              43,398               3,936                (361)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --              83,373               2,721                 126
    Realized gain (loss) on sale of investments             (3,536)            (54,228)               (365)                529
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................             (3,536)             29,145               2,356                 655
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             16,566            (475,273)              5,624               2,101
                                                         ---------           ---------           ---------           ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $  25,044           $(402,730)          $  11,916           $   2,395
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                                      -18-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                       HIGH YIELD                                                SMITH BARNEY        SMITH BARNEY
 CAPITAL FUND -       BOND FUND -       INVESTORS FUND -     TOTAL RETURN         GROWTH AND          LARGE CAP
    CLASS I             CLASS I             CLASS I         FUND - CLASS I     INCOME PORTFOLIO     CORE PORTFOLIO
 --------------       -----------       ----------------    --------------     ----------------     --------------
   $   5,317           $  19,084           $  16,639           $  11,085           $   1,455           $     739
   ---------           ---------           ---------           ---------           ---------           ---------

      18,084               3,275              18,363              10,058               2,706               2,482
       2,170                 393               2,203               1,207                 325                 298
   ---------           ---------           ---------           ---------           ---------           ---------

      20,254               3,668              20,566              11,265               3,031               2,780
   ---------           ---------           ---------           ---------           ---------           ---------

     (14,937)             15,416              (3,927)               (180)             (1,576)             (2,041)
   ---------           ---------           ---------           ---------           ---------           ---------

          --                  --                  --                  --                  --                  --
     (97,587)             (3,542)            (21,104)             (7,283)            (24,806)            (94,756)
   ---------           ---------           ---------           ---------           ---------           ---------

     (97,587)             (3,542)            (21,104)             (7,283)            (24,806)            (94,756)
   ---------           ---------           ---------           ---------           ---------           ---------

    (361,858)              3,102            (390,985)            (63,464)            (34,822)             20,090
   ---------           ---------           ---------           ---------           ---------           ---------

   $(474,382)          $  14,976           $(416,016)          $ (70,927)          $ (61,204)          $ (76,707)
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                                      -19-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       SMITH BARNEY
                                                    PREMIER SELECTIONS      SMITH BARNEY
                                                      ALL CAP GROWTH         GOVERNMENT        EQUITY INCOME         LARGE CAP
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                    ------------------      ------------       -------------         ---------
INVESTMENT INCOME:
  Dividends ...................................          $     118           $     811           $     575           $  13,094
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              2,594                 593                 629              35,779
  Administrative fees .........................                311                  71                  75               4,293
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              2,905                 664                 704              40,072
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (2,787)                147                (129)            (26,978)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                 235                  --                  --
    Realized gain (loss) on sale of investments            (32,277)              2,770                (842)           (353,265)
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................            (32,277)              3,005                (842)           (353,265)
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................            (41,019)               (255)             (8,112)           (415,464)
                                                         ---------           ---------           ---------           ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $ (76,083)          $   2,897           $  (9,083)          $(795,707)
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                                      -20-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                         MFS MID                                                  AIM CAPITAL
  MFS EMERGING         CAP GROWTH         MFS RESEARCH     TRAVELERS QUALITY      APPRECIATION        MFS TOTAL
GROWTH PORTFOLIO       PORTFOLIO           PORTFOLIO        BOND PORTFOLIO         PORTFOLIO       RETURN PORTFOLIO
----------------       ----------         ------------     -----------------      ------------     ----------------
   $      --           $      --           $   3,721           $  61,880           $      --           $  80,830
   ---------           ---------           ---------           ---------           ---------           ---------

       4,400              15,330               8,263               9,701              16,985              18,185
         528               1,839                 992               1,164               2,038               2,183
   ---------           ---------           ---------           ---------           ---------           ---------

       4,928              17,169               9,255              10,865              19,023              20,368
   ---------           ---------           ---------           ---------           ---------           ---------

      (4,928)            (17,169)             (5,534)             51,015             (19,023)             60,462
   ---------           ---------           ---------           ---------           ---------           ---------

          --                  --                  --              11,843                  --              50,990
     (55,457)           (206,529)           (110,160)              3,575            (240,174)             (3,888)
   ---------           ---------           ---------           ---------           ---------           ---------

     (55,457)           (206,529)           (110,160)             15,418            (240,174)             47,102
   ---------           ---------           ---------           ---------           ---------           ---------

     (99,702)           (688,319)            (95,423)            (30,752)           (145,143)           (208,476)
   ---------           ---------           ---------           ---------           ---------           ---------

   $(160,087)          $(912,017)          $(211,117)          $  35,681           $(404,340)          $(100,912)
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                                      -21-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                          PUTNAM           SMITH BARNEY        SMITH BARNEY          COMSTOCK
                                                        DIVERSIFIED         AGGRESSIVE           LARGE CAP          PORTFOLIO -
                                                     INCOME PORTFOLIO    GROWTH PORTFOLIO     VALUE PORTFOLIO     CLASS II SHARES
                                                     ----------------    ----------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................          $ 182,059           $      --           $     435           $      --
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................             10,055              15,999                 137                  97
  Administrative fees .........................              1,207               2,763                  16                  12
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................             11,262              18,762                 153                 109
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............            170,797             (18,762)                282                (109)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments             (7,153)           (220,659)                (20)                  4
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................             (7,153)           (220,659)                (20)                  4
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................           (129,136)           (601,328)             (3,635)              1,124
                                                         ---------           ---------           ---------           ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $  34,508           $(840,749)          $  (3,373)          $   1,019
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                                      -22-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                         SMITH BARNEY
 EMERGING GROWTH       SMALL CAP GROWTH       EQUITY INCOME            GROWTH              HIGH INCOME            OVERSEAS
   PORTFOLIO -          OPPORTUNITIES          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
 CLASS II SHARES          PORTFOLIO           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS        INITIAL CLASS
 ---------------       ----------------       -------------         -------------         -------------        -------------
   $         1           $        --           $   130,404           $    15,377           $   216,691           $    11,682
   -----------           -----------           -----------           -----------           -----------           -----------

            27                 9,717                60,868                50,403                17,333                12,244
             4                 1,467                10,351                 8,037                 2,834                 2,078
   -----------           -----------           -----------           -----------           -----------           -----------

            31                11,184                71,219                58,440                20,167                14,322
   -----------           -----------           -----------           -----------           -----------           -----------

           (30)              (11,184)               59,185               (43,063)              196,524                (2,640)
   -----------           -----------           -----------           -----------           -----------           -----------

            --                    --               177,494                    --                    --                    --
            (9)             (159,013)             (488,323)           (1,241,050)             (468,670)             (208,375)
   -----------           -----------           -----------           -----------           -----------           -----------

            (9)             (159,013)             (310,829)           (1,241,050)             (468,670)             (208,375)
   -----------           -----------           -----------           -----------           -----------           -----------

          (848)             (152,282)           (1,162,289)             (821,017)              299,096              (104,225)
   -----------           -----------           -----------           -----------           -----------           -----------

   $      (887)          $  (322,479)          $(1,413,933)          $(2,105,130)          $    26,950           $  (315,240)
   ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                                      -23-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                   DYNAMIC CAPITAL
                                                   CONTRAFUND(R)         CONTRAFUND(R)          INDEX 500           APPRECIATION
                                                    PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
                                                   INITIAL CLASS        SERVICE CLASS 2        INITIAL CLASS        SERVICE CLASS 2
                                                   -------------        ---------------        -------------       ----------------
INVESTMENT INCOME:
  Dividends ...................................     $    63,560           $     1,438           $   138,533           $         1
                                                    -----------           -----------           -----------           -----------

EXPENSES:
  Insurance charges ...........................          63,246                 2,722                85,670                     4
  Administrative fees .........................          10,493                   327                14,581                    --
                                                    -----------           -----------           -----------           -----------

    Total expenses ............................          73,739                 3,049               100,251                     4
                                                    -----------           -----------           -----------           -----------

      Net investment income (loss) ............         (10,179)               (1,611)               38,282                    (3)
                                                    -----------           -----------           -----------           -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              --                    --                    --                    --
    Realized gain (loss) on sale of investments        (454,542)              (11,384)             (800,096)                   --
                                                    -----------           -----------           -----------           -----------

      Realized gain (loss) ....................        (454,542)              (11,384)             (800,096)                   --
                                                    -----------           -----------           -----------           -----------

    Change in unrealized gain (loss)
      on investments ..........................        (281,423)              (12,170)           (1,927,663)                  (36)
                                                    -----------           -----------           -----------           -----------

  Net increase (decrease) in net assets
    resulting from operations .................     $  (746,144)          $   (25,165)          $(2,689,477)          $       (39)
                                                    ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                                      -24-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

      COMBINED
   -------------

     $ 1,732,768
   -------------

         975,739
         152,136
   -------------

       1,127,875
   -------------

         604,893
   -------------

         330,164
     (10,373,435)
   -------------

     (10,043,271)
   -------------

     (13,460,586)
   -------------

   $ (22,898,964)
   =============

                        See Notes to Financial Statements

                                      -25-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                             AIM V.I. CAPITAL
                                                                                                               APPRECIATION
                                                 HIGH YIELD BOND TRUST       MONEY MARKET PORTFOLIO           FUND - SERIES I
                                              --------------------------   --------------------------   --------------------------
                                                  2002           2001          2002           2001          2002           2001
                                              -----------    -----------   -----------    -----------   -----------    -----------
OPERATIONS:
  Net investment income (loss) ............   $   192,102    $    68,252   $       (36)   $     9,666   $   (37,539)   $   (54,769)
  Realized gain (loss) ....................        (5,757)           868            --             --      (474,090)       297,877
  Change in unrealized gain (loss)
    on investments ........................      (143,642)        47,237            --             --      (616,940)    (1,882,846)
                                              -----------    -----------   -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations ...........        42,703        116,357           (36)         9,666    (1,128,569)    (1,639,738)
                                              -----------    -----------   -----------    -----------   -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........         6,000             --           500         81,835         5,208        255,574
  Participant transfers from other
    funding options .......................         7,474        122,055        42,799        639,845        72,496        242,384
  Administrative charges ..................           (91)          (127)         (143)          (238)         (947)        (1,114)
  Contract surrenders .....................       (60,866)       (53,766)     (137,816)       (27,140)     (494,614)      (423,843)
  Participant transfers to other
    funding options .......................       (99,133)       (24,740)      (39,721)      (525,222)     (392,926)      (540,636)
  Other payments to participants ..........            --             --      (134,268)            --       (10,566)       (44,933)
                                              -----------    -----------   -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (146,616)        43,422      (268,649)       169,080      (821,349)      (512,568)
                                              -----------    -----------   -----------    -----------   -----------    -----------

      Net increase (decrease) in net assets      (103,913)       159,779      (268,685)       178,746    (1,949,918)    (2,152,306)

NET ASSETS:
    Beginning of year .....................     1,562,035      1,402,256       498,410        319,664     4,666,258      6,818,564
                                              -----------    -----------   -----------    -----------   -----------    -----------
    End of year ...........................   $ 1,458,122    $ 1,562,035   $   229,725    $   498,410   $ 2,716,340    $ 4,666,258
                                              ===========    ===========   ===========    ===========   ===========    ===========

                        See Notes to Financial Statements

                                      -26-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

          AIM V.I. CORE
           EQUITY FUND -             AIM V.I. GOVERNMENT            AIM V.I. GROWTH            AIM V.I. INTERNATIONAL
             SERIES I            SECURITIES FUND - SERIES I         FUND - SERIES I            GROWTH FUND - SERIES I
   --------------------------    --------------------------    --------------------------    --------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $   (25,992)   $   (49,511)   $    21,198    $    50,552    $   (10,772)   $   (14,655)   $   (17,345)   $   (37,295)
      (399,987)      (152,084)        46,007         19,186       (241,622)      (175,122)      (406,801)      (195,940)

      (232,084)    (1,245,224)       152,394         58,560       (161,216)      (652,901)      (181,585)    (1,291,449)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (658,063)    (1,446,819)       219,599        128,298       (413,610)      (842,678)      (605,731)    (1,524,684)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         3,654        248,143          7,137            310          2,424         26,669          8,041         97,251

       109,248        173,615        612,833        507,327          9,527         39,044         31,678         79,632
          (839)          (934)          (322)          (375)          (390)          (544)          (741)          (916)
      (571,757)      (371,776)      (326,048)      (198,516)      (110,169)      (229,683)      (492,509)      (515,763)

      (374,618)      (407,277)      (416,534)      (125,986)      (102,523)      (155,605)      (288,825)      (705,709)
       (15,992)       (81,052)            --        (97,881)            --        (21,217)        (6,081)       (10,950)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (850,304)      (439,281)      (122,934)        84,879       (201,131)      (341,336)      (748,437)    (1,056,455)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (1,508,367)    (1,886,100)        96,665        213,177       (614,741)    (1,184,014)    (1,354,168)    (2,581,139)

     4,222,142      6,108,242      2,720,963      2,507,786      1,376,784      2,560,798      4,057,824      6,638,963
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $ 2,713,775    $ 4,222,142    $ 2,817,628    $ 2,720,963    $   762,043    $ 1,376,784    $ 2,703,656    $ 4,057,824
   ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -27-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    AIM V.I. PREMIER               GROWTH & INCOME               PREMIER GROWTH
                                                 EQUITY FUND - SERIES I          PORTFOLIO - CLASS B          PORTFOLIO - CLASS B
                                              ----------------------------   ----------------------------   ------------------------
                                                   2002           2001           2002            2001           2002          2001
                                              ------------    ------------   ------------    ------------   ------------    --------
OPERATIONS:
  Net investment income (loss) ............   $    (66,391)   $   (122,556)  $       (355)   $        (31)  $        (25)   $     --
  Realized gain (loss) ....................     (1,100,487)        (22,525)         1,171             400             (3)         --
  Change in unrealized gain (loss)
    on investments ........................     (2,253,105)     (1,877,029)       (10,927)           (972)          (539)         --
                                              ------------    ------------   ------------    ------------   ------------    --------

    Net increase (decrease) in net assets
      resulting from operations ...........     (3,419,983)     (2,022,110)       (10,111)           (603)          (567)         --
                                              ------------    ------------   ------------    ------------   ------------    --------

UNIT TRANSACTIONS:
  Participant purchase payments ...........         14,276         250,757             --              --             --          --
  Participant transfers from other
    funding options .......................        173,971         432,041         61,886          10,000          3,645          --
  Administrative charges ..................         (2,254)         (2,788)            --              (3)            --          --
  Contract surrenders .....................       (819,429)       (995,387)            --              --             --          --
  Participant transfers to other
    funding options .......................     (1,166,017)       (891,533)            --             (46)            --          --
  Other payments to participants ..........        (59,244)       (146,722)            --              --             --          --
                                              ------------    ------------   ------------    ------------   ------------    --------

    Net increase (decrease) in net assets
      resulting from unit transactions ....     (1,858,697)     (1,353,632)        61,886           9,951          3,645          --
                                              ------------    ------------   ------------    ------------   ------------    --------

      Net increase (decrease) in net assets     (5,278,680)     (3,375,742)        51,775           9,348          3,078          --

NET ASSETS:
    Beginning of year .....................     11,489,901      14,865,643          9,348              --             --          --
                                              ------------    ------------   ------------    ------------   ------------    --------
    End of year ...........................   $  6,211,221    $ 11,489,901   $     61,123    $      9,348   $      3,078    $     --
                                              ============    ============   ============    ============   ============    ========

                        See Notes to Financial Statements

                                      -28-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

           TECHNOLOGY                 FRANKLIN SMALL CAP      TEMPLETON FOREIGN SECURITIES
      PORTFOLIO - CLASS B               FUND - CLASS 2                FUND - CLASS 2           APPRECIATION PORTFOLIO
   --------------------------    --------------------------   ----------------------------   --------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $    (2,398)   $    (4,014)   $    (4,954)   $    (6,096)   $     2,537    $    20,925    $     5,547    $    20,700
       (88,343)          (985)       (53,120)       (85,915)      (101,113)       251,687       (368,343)       (19,573)

       (13,486)       (88,822)      (105,076)       (46,284)      (128,398)      (528,239)      (409,275)      (216,960)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (104,227)       (93,821)      (163,150)      (138,295)      (226,974)      (255,627)      (772,071)      (215,833)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

            --          5,788             --          2,000          1,560         24,686          2,800            400

         2,293        113,305         34,625         88,957         21,916        152,704        257,262      5,727,259
           (51)          (128)          (148)          (275)          (275)          (558)        (1,201)          (788)
       (15,081)        (9,665)       (32,506)       (62,041)       (75,134)      (117,472)    (1,103,003)      (584,006)

       (41,618)       (23,031)       (34,252)      (126,422)       (63,928)       (63,492)      (633,366)      (101,908)
            --             --         (1,523)            --         (2,157)            --       (289,054)       (26,187)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

       (54,457)        86,269        (33,804)       (97,781)      (118,018)        (4,132)    (1,766,562)     5,014,770
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (158,684)        (7,552)      (196,954)      (236,076)      (344,992)      (259,759)    (2,538,633)     4,798,937

       260,275        267,827        534,992        771,068      1,210,516      1,470,275      4,798,937             --
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $   101,591    $   260,275    $   338,038    $   534,992    $   865,524    $ 1,210,516    $ 2,260,304    $ 4,798,937
   ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -29-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                               EQUITY INDEX PORTFOLIO -         FUNDAMENTAL VALUE
                                                   CLASS II SHARES                  PORTFOLIO                 MFS(R) BOND SERIES
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   -----------
OPERATIONS:
  Net investment income (loss) ............   $     1,211    $    (6,062)   $       131    $       (69)   $   151,957   $   142,502
  Realized gain (loss) ....................       (68,129)       (39,137)         1,195          3,348         22,914        14,400
  Change in unrealized gain (loss)
    on investments ........................       (79,019)       (84,791)       (25,673)        (5,062)        68,956        51,484
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........      (145,937)      (129,990)       (24,347)        (1,783)       243,827       208,386
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........         1,000         15,206          9,900             --          9,162         1,000
  Participant transfers from other
    funding options .......................         2,218        117,942         84,469         54,638        973,963     1,012,359
  Administrative charges ..................          (210)          (553)            --            (21)          (413)         (448)
  Contract surrenders .....................       (52,751)      (178,488)        (4,325)          (701)      (754,544)     (342,801)
  Participant transfers to other
    funding options .......................      (128,886)       (63,270)            --             --       (583,681)     (243,749)
  Other payments to participants ..........            --             --             --             --        (93,222)      (26,366)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (178,629)      (109,163)        90,044         53,916       (448,735)      399,995
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets      (324,566)      (239,153)        65,697         52,133       (204,908)      608,381

NET ASSETS:
    Beginning of year .....................       729,589        968,742         52,133             --      3,172,164     2,563,783
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $   405,023    $   729,589    $   117,830    $    52,133    $ 2,967,256   $ 3,172,164
                                              ===========    ===========    ===========    ===========    ===========   ===========

                        See Notes to Financial Statements

                                      -30-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

          MFS(R) EMERGING                   MFS(R) MONEY                                                MFS(R) STRATEGIC
           GROWTH SERIES                   MARKET SERIES              MFS(R) RESEARCH SERIES              INCOME SERIES
   ----------------------------    ----------------------------    ----------------------------    ----------------------------
       2002             2001           2002            2001            2002            2001            2002            2001
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $    (50,567)   $    (88,527)   $      7,675    $     72,584    $    (25,398)   $    (55,562)   $     12,014    $     11,227
     (1,213,527)        165,388              --              --        (557,803)        510,572          (3,536)         (1,075)

       (968,053)     (4,352,016)             --              --        (445,502)     (1,981,052)         16,566           4,411
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (2,232,147)     (4,275,155)          7,675          72,584      (1,028,703)     (1,526,042)         25,044          14,563
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          5,006         179,702              --         125,000           9,225          16,300           2,401             408

         45,458         105,671       3,427,946       3,235,364          14,485          96,682          15,292          28,471
           (947)         (1,378)           (274)           (327)           (814)           (966)            (45)            (77)
       (632,948)       (724,936)     (1,568,139)       (923,577)       (637,814)       (716,505)        (57,699)        (12,817)

       (807,848)     (1,384,122)     (1,524,313)     (1,220,176)       (360,516)       (374,010)       (104,445)         (9,225)
         (8,427)         (3,341)             --         (80,451)        (37,829)         (4,390)             --              --
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (1,399,706)     (1,828,404)        335,220       1,135,833      (1,013,263)       (982,889)       (144,496)          6,760
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (3,631,853)     (6,103,559)        342,895       1,208,417      (2,041,966)     (2,508,931)       (119,452)         21,323

      6,926,569      13,030,128       3,250,997       2,042,580       4,472,203       6,981,134         436,799         415,476
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $  3,294,716    $  6,926,569    $  3,593,892    $  3,250,997    $  2,430,237    $  4,472,203    $    317,347    $    436,799
   ============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                                      -31-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      MFS(R) TOTAL           TOTAL RETURN PORTFOLIO -     PUTNAM VT SMALL CAP VALUE
                                                     RETURN SERIES            ADMINISTRATIVE CLASS         FUND - CLASS IB SHARES
                                              --------------------------   ---------------------------    -------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   -----------
OPERATIONS:
  Net investment income (loss) ............   $    43,398    $    76,306    $     3,936    $       354    $      (361)  $      (116)
  Realized gain (loss) ....................        29,145        264,830          2,356          1,734            655            --
  Change in unrealized gain (loss)
    on investments ........................      (475,273)      (410,576)         5,624         (3,933)         2,101         1,046
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........      (402,730)       (69,440)        11,916         (1,845)         2,395           930
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        38,778         84,491             --             --             --            --
  Participant transfers from other
    funding options .......................       642,746      1,129,436        162,077         93,878         66,028        12,987
  Administrative charges ..................          (836)          (954)           (20)            --            (10)           (4)
  Contract surrenders .....................    (1,089,353)      (766,963)       (34,717)            --        (29,011)           --
  Participant transfers to other
    funding options .......................      (873,270)      (251,908)        (7,824)            --             --            --
  Other payments to participants ..........       (57,717)       (66,279)            --             --             --            --
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    (1,339,652)       127,823        119,516         93,878         37,007        12,983
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets    (1,742,382)        58,383        131,432         92,033         39,402        13,913

NET ASSETS:
    Beginning of year .....................     6,737,667      6,679,284         92,033             --         13,913            --
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $ 4,995,285    $ 6,737,667    $   223,465    $    92,033    $    53,315   $    13,913
                                              ===========    ===========    ===========    ===========    ===========   ===========

                        See Notes to Financial Statements

                                      -32-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                      HIGH YIELD BOND
     CAPITAL FUND - CLASS I            FUND - CLASS I           INVESTORS FUND - CLASS I     TOTAL RETURN FUND - CLASS I
   --------------------------    --------------------------    --------------------------    ---------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $   (14,937)   $   (11,677)   $    15,416    $    16,947    $    (3,927)   $   (11,477)   $      (180)   $     7,152
       (97,587)        29,064         (3,542)        (3,165)       (21,104)        29,354         (7,283)         1,034

      (361,858)       (27,937)         3,102         (4,241)      (390,985)      (132,533)       (63,464)       (25,439)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (474,382)       (10,550)        14,976          9,541       (416,016)      (114,656)       (70,927)       (17,253)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        12,208         72,040          6,000         17,640          1,782          8,393          1,782         64,579

       152,674        467,872         12,312         20,000         23,387        277,208         44,970        136,018
          (314)          (720)           (79)          (153)          (298)          (663)          (118)          (403)
      (162,592)       (30,831)       (21,405)       (36,667)       (37,287)       (29,043)       (35,467)       (45,824)

      (192,113)      (255,153)            --         (7,917)       (37,106)      (142,798)       (58,429)       (27,653)
        (4,941)       (31,044)        (5,290)            --         (4,716)        (9,855)        (5,058)            --
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (195,078)       222,164         (8,462)        (7,097)       (54,238)       103,242        (52,320)       126,717
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (669,460)       211,614          6,514          2,444       (470,254)       (11,414)      (123,247)       109,464

     1,733,036      1,521,422        264,636        262,192      1,719,963      1,731,377        858,736        749,272
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $ 1,063,576    $ 1,733,036    $   271,150    $   264,636    $ 1,249,709    $ 1,719,963    $   735,489    $   858,736
   ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -33-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                   SELECT SMALL         SMITH BARNEY GROWTH        SMITH BARNEY LARGE
                                                  CAP PORTFOLIO         AND INCOME PORTFOLIO       CAP CORE PORTFOLIO
                                              ---------------------    ----------------------    ----------------------
                                                 2002        2001         2002         2001         2002         2001
                                              ---------   ---------    ---------    ---------    ---------    ---------
OPERATIONS:
  Net investment income (loss) ............   $      --   $    (720)   $  (1,576)   $  (4,356)   $  (2,041)   $  (5,635)
  Realized gain (loss) ....................          --     (39,131)     (24,806)      (8,870)     (94,756)     (25,102)
  Change in unrealized gain (loss)
    on investments ........................          --      25,419      (34,822)     (27,501)      20,090      (40,610)
                                              ---------   ---------    ---------    ---------    ---------    ---------

    Net increase (decrease) in net assets
      resulting from operations ...........          --     (14,432)     (61,204)     (40,727)     (76,707)     (71,347)
                                              ---------   ---------    ---------    ---------    ---------    ---------

UNIT TRANSACTIONS:
  Participant purchase payments ...........          --         964        3,780        5,040        2,700        3,600
  Participant transfers from other
    funding options .......................          --      52,675        3,040        7,536        2,804       63,713
  Administrative charges ..................          --         (21)         (82)        (161)         (78)        (191)
  Contract surrenders .....................          --        (191)     (48,306)     (50,045)     (84,643)    (196,647)
  Participant transfers to other
    funding options .......................          --    (169,904)      (8,088)     (63,732)     (76,752)    (102,859)
  Other payments to participants ..........          --          --       (3,930)          --       (3,437)          --
                                              ---------   ---------    ---------    ---------    ---------    ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          --    (116,477)     (53,586)    (101,362)    (159,406)    (232,384)
                                              ---------   ---------    ---------    ---------    ---------    ---------

      Net increase (decrease) in net assets          --    (130,909)    (114,790)    (142,089)    (236,113)    (303,731)

NET ASSETS:
    Beginning of year .....................          --     130,909      277,119      419,208      314,187      617,918
                                              ---------   ---------    ---------    ---------    ---------    ---------
    End of year ...........................   $      --   $      --    $ 162,329    $ 277,119    $  78,074    $ 314,187
                                              =========   =========    =========    =========    =========    =========

                        See Notes to Financial Statements

                                      -34-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

SMITH BARNEY PREMIER SELECTIONS         SMITH BARNEY
    ALL CAP GROWTH PORTFOLIO        GOVERNMENT PORTFOLIO        EQUITY INCOME PORTFOLIO          LARGE CAP PORTFOLIO
-------------------------------  --------------------------    --------------------------    --------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $    (2,787)   $    (3,955)   $       147    $      (848)   $      (129)   $       (74)   $   (26,978)   $   (35,039)
       (32,277)          (717)         3,005            887           (842)          (119)      (353,265)      (144,274)

       (41,019)       (46,356)          (255)         2,694         (8,112)        (3,655)      (415,464)      (616,582)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

       (76,083)       (51,028)         2,897          2,733         (9,083)        (3,848)      (795,707)      (795,895)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         1,080          1,440             --             --            500         26,744         54,800        107,790

        19,394         54,654          4,860          2,913         13,771          9,651         64,884        191,980
           (49)          (139)            (2)           (45)           (35)           (30)          (672)        (2,036)
       (26,948)       (95,388)        (4,845)            --         (2,783)        (2,530)      (199,230)      (181,805)

       (34,490)       (33,970)       (22,938)       (23,660)            --             --       (222,514)      (335,068)
        (4,002)            --             --             --             --             --        (10,136)        (6,252)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

       (45,015)       (73,403)       (22,925)       (20,792)        11,453         33,835       (312,868)      (225,391)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      (121,098)      (124,431)       (20,028)       (18,059)         2,370         29,987     (1,108,575)    (1,021,286)

       259,310        383,741         54,106         72,165         47,066         17,079      3,429,022      4,450,308
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $   138,212    $   259,310    $    34,078    $    54,106    $    49,436    $    47,066    $ 2,320,447    $ 3,429,022
   ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -35-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     MFS EMERGING                  MFS MID CAP
                                                   GROWTH PORTFOLIO              GROWTH PORTFOLIO          MFS RESEARCH PORTFOLIO
                                              --------------------------    --------------------------   --------------------------
                                                  2002           2001           2002           2001          2002           2001
                                              -----------    -----------    -----------    -----------   -----------    -----------
OPERATIONS:
  Net investment income (loss) ............   $    (4,928)   $    (5,833)   $   (17,169)   $   (29,068)  $    (5,534)   $   (13,208)
  Realized gain (loss) ....................       (55,457)        75,317       (206,529)       381,276      (110,160)        (1,028)
  Change in unrealized gain (loss)
    on investments ........................       (99,702)      (261,231)      (688,319)      (981,057)      (95,423)      (269,079)
                                              -----------    -----------    -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations ...........      (160,087)      (191,747)      (912,017)      (628,849)     (211,117)      (283,315)
                                              -----------    -----------    -----------    -----------   -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           464         36,033         29,360         65,543            --        167,533
  Participant transfers from other
    funding options .......................        30,282        230,005         66,542        225,846         4,470        169,979
  Administrative charges ..................           (72)          (177)          (364)          (890)         (158)          (380)
  Contract surrenders .....................       (14,220)       (32,493)       (68,570)      (192,997)      (16,711)       (24,903)
  Participant transfers to other
    funding options .......................       (22,606)       (17,950)       (64,483)      (120,051)      (58,789)      (245,424)
  Other payments to participants ..........            --         (4,846)        (2,923)        (6,063)       (5,984)       (76,935)
                                              -----------    -----------    -----------    -----------   -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....        (6,152)       210,572        (40,438)       (28,612)      (77,172)       (10,130)
                                              -----------    -----------    -----------    -----------   -----------    -----------

      Net increase (decrease) in net assets      (166,239)        18,825       (952,455)      (657,461)     (288,289)      (293,445)

NET ASSETS:
    Beginning of year .....................       441,487        422,662      1,838,276      2,495,737       821,456      1,114,901
                                              -----------    -----------    -----------    -----------   -----------    -----------
    End of year ...........................   $   275,248    $   441,487    $   885,821    $ 1,838,276   $   533,167    $   821,456
                                              ===========    ===========    ===========    ===========   ===========    ===========

                        See Notes to Financial Statements

                                      -36-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

       TRAVELERS QUALITY                 AIM CAPITAL                   MFS TOTAL                 PUTNAM DIVERSIFIED
         BOND PORTFOLIO             APPRECIATION PORTFOLIO          RETURN PORTFOLIO              INCOME PORTFOLIO
   --------------------------    --------------------------    --------------------------    --------------------------
       2002           2001           2002           2001           2002           2001           2002           2001
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $    51,015    $    14,845    $   (19,023)   $   (25,421)   $    60,462    $    25,978    $   170,797    $    51,692
        15,418         18,241       (240,174)       322,810         47,102         77,454         (7,153)        (2,626)

       (30,752)        13,391       (145,143)      (862,019)      (208,476)      (130,078)      (129,136)       (27,250)
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        35,681         46,477       (404,340)      (564,630)      (100,912)       (26,646)        34,508         21,816
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

            --         98,057          3,000         52,608            464        132,944            520         22,344

       197,883        123,670         22,860        346,632         67,722        133,994         28,798         59,349
          (137)          (340)          (470)        (1,109)          (551)        (1,042)          (144)          (388)
       (87,325)       (50,820)       (87,894)       (94,080)      (162,318)      (134,502)       (64,574)       (65,038)

       (27,015)      (124,125)      (130,941)      (175,960)      (105,798)      (132,841)        (9,247)            --
       (18,301)       (70,360)        (4,045)       (26,826)       (23,007)      (116,100)       (17,207)            --
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        65,105        (23,918)      (197,490)       101,265       (223,488)      (117,547)       (61,854)        16,267
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

       100,786         22,559       (601,830)      (463,365)      (324,400)      (144,193)       (27,346)        38,083

       743,038        720,479      1,669,573      2,132,938      1,623,413      1,767,606        818,598        780,515
   -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
   $   843,824    $   743,038    $ 1,067,743    $ 1,669,573    $ 1,299,013    $ 1,623,413    $   791,252    $   818,598
   ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -37-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                SMITH BARNEY AGGRESSIVE         SMITH BARNEY LARGE         COMSTOCK PORTFOLIO -
                                                   GROWTH PORTFOLIO             CAP VALUE PORTFOLIO          CLASS II SHARES
                                              --------------------------    --------------------------    ----------------------
                                                  2002           2001           2002           2001           2002         2001
                                              -----------    -----------    -----------    -----------    -----------    -------
OPERATIONS:
  Net investment income (loss) ............   $   (18,762)   $   (15,041)   $       282    $       (36)   $      (109)   $    --
  Realized gain (loss) ....................      (220,659)        (3,750)           (20)            --              4         --
  Change in unrealized gain (loss)
    on investments ........................      (601,328)       (47,703)        (3,635)           405          1,124         --
                                              -----------    -----------    -----------    -----------    -----------    -------

    Net increase (decrease) in net assets
      resulting from operations ...........      (840,749)       (66,494)        (3,373)           369          1,019         --
                                              -----------    -----------    -----------    -----------    -----------    -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        12,648         20,968             --             --             --         --
  Participant transfers from other
    funding options .......................       443,859      2,483,378             --         12,378         16,865         --
  Administrative charges ..................        (1,131)          (652)            --             --             --         --
  Contract surrenders .....................      (248,898)      (125,082)            --             --             --         --
  Participant transfers to other
    funding options .......................      (185,866)        (3,700)            --             --             --         --
  Other payments to participants ..........        (7,780)       (33,701)            --             --             --         --
                                              -----------    -----------    -----------    -----------    -----------    -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....        12,832      2,341,211             --         12,378         16,865         --
                                              -----------    -----------    -----------    -----------    -----------    -------

      Net increase (decrease) in net assets      (827,917)     2,274,717         (3,373)        12,747         17,884         --

NET ASSETS:
    Beginning of year .....................     2,274,717             --         12,747             --             --         --
                                              -----------    -----------    -----------    -----------    -----------    -------
    End of year ...........................   $ 1,446,800    $ 2,274,717    $     9,374    $    12,747    $    17,884    $    --
                                              ===========    ===========    ===========    ===========    ===========    =======

                        See Notes to Financial Statements

                                      -38-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

   EMERGING GROWTH PORTFOLIO -         CITISELECT(R) VIP              CITISELECT(R) VIP                CITISELECT(R) VIP
        CLASS II SHARES             FOLIO 200 CONSERVATIVE           FOLIO 300 BALANCED                FOLIO 400 GROWTH
   ---------------------------   ----------------------------    ----------------------------    ----------------------------
       2002           2001             2002           2001             2002           2001             2002           2001
   -----------    -----------    --------------   -----------    --------------   -----------    --------------   -----------
   $       (30)   $       (16)   $           --   $   149,991    $           --   $   148,698    $           --   $    41,460
            (9)            (3)               --      (261,978)               --      (340,841)               --      (155,037)

          (848)          (149)               --        63,561                --        32,871                --         4,084
   -----------    -----------    --------------   -----------    --------------   -----------    --------------   -----------

          (887)          (168)               --       (48,426)               --      (159,272)               --      (109,493)
   -----------    -----------    --------------   -----------    --------------   -----------    --------------   -----------

            --             --                --         9,990                --        27,317                --         5,393

            --          2,809                --        15,506                --         1,950                --            --
            --             (3)               --          (332)               --          (293)               --          (305)
            --             --                --       (47,110)               --      (276,677)               --       (14,113)

            --             --                --    (2,452,239)               --    (3,158,949)               --    (1,552,351)
            --             --                --            --                --            --                --            --
   -----------    -----------    --------------   -----------    --------------   -----------    --------------   -----------

            --          2,806                --    (2,474,185)               --    (3,406,652)               --    (1,561,376)
   -----------    -----------    --------------   -----------    --------------   -----------    --------------   -----------

          (887)         2,638                --    (2,522,611)               --    (3,565,924)               --    (1,670,869)

         2,638             --                --     2,522,611                --     3,565,924                --     1,670,869
   -----------    -----------    --------------   -----------    --------------   -----------    --------------   -----------
   $     1,751    $     2,638    $           --   $        --    $           --   $        --    $           --   $        --
   ===========    ===========    ==============   ===========    ==============   ===========    ==============   ===========

                        See Notes to Financial Statements

                                      -39-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                  CITISELECT(R) VIP         SMITH BARNEY SMALL CAP             EQUITY INCOME
                                                FOLIO 500 GROWTH PLUS   GROWTH OPPORTUNITIES PORTFOLIO   PORTFOLIO - INITIAL CLASS
                                              ------------------------  ------------------------------  --------------------------
                                                 2002          2001           2002           2001           2002           2001
                                              ----------   -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ............   $       --   $    10,917    $   (11,184)   $   (12,020)   $    59,185    $    67,128
  Realized gain (loss) ....................           --       (86,352)      (159,013)       117,195       (310,829)       337,746
  Change in unrealized gain (loss)
    on investments ........................           --        13,112       (152,282)      (292,078)    (1,162,289)    (1,021,094)
                                              ----------   -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations ...........           --       (62,323)      (322,479)      (186,903)    (1,413,933)      (616,220)
                                              ----------   -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           --         3,052          2,160        115,784          4,429        214,702
  Participant transfers from other
    funding options .......................           --         2,168        162,605        296,462        401,200        378,913
  Administrative charges ..................           --          (182)          (228)          (283)        (1,260)        (1,447)
  Contract surrenders .....................           --       (35,730)      (158,377)       (49,024)    (1,072,696)    (1,073,882)
  Participant transfers to other
    funding options .......................           --      (615,443)      (127,315)       (35,625)      (782,465)      (398,647)
  Other payments to participants ..........           --            --         (3,728)            --       (117,693)       (30,061)
                                              ----------   -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           --      (646,135)      (124,883)       327,314     (1,568,485)      (910,422)
                                              ----------   -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets           --      (708,458)      (447,362)       140,411     (2,982,418)    (1,526,642)

NET ASSETS:
    Beginning of year .....................           --       708,458      1,170,649      1,030,238      8,363,753      9,890,395
                                              ----------   -----------    -----------    -----------    -----------    -----------
    End of year ...........................   $       --   $        --    $   723,287    $ 1,170,649    $ 5,381,335    $ 8,363,753
                                              ==========   ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                                      -40-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

         GROWTH PORTFOLIO -                 HIGH INCOME                OVERSEAS PORTFOLIO -         CONTRAFUND(R) PORTFOLIO -
           INITIAL CLASS             PORTFOLIO - INITIAL CLASS            INITIAL CLASS                   INITIAL CLASS
   ----------------------------    ----------------------------    ----------------------------    ----------------------------
       2002            2001            2002            2001            2002            2001            2002            2001
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $    (43,063)   $    (88,642)   $    196,524    $    353,561    $     (2,640)   $     97,962    $    (10,179)   $    (15,794)
     (1,241,050)         54,947        (468,670)       (475,521)       (208,375)        (40,817)       (454,542)         14,590

       (821,017)     (2,005,396)        299,096        (224,074)       (104,225)       (629,330)       (281,423)     (1,422,739)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (2,105,130)     (2,039,091)         26,950        (346,034)       (315,240)       (572,185)       (746,144)     (1,423,943)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          2,802         295,351              79           7,314           4,028          80,321          10,431          20,035

         56,404         342,710         179,322          93,651           1,549          16,675          95,999         180,118
         (1,371)         (1,613)           (347)           (382)           (226)           (256)         (1,429)         (1,598)
       (903,666)     (1,075,882)       (264,497)       (374,858)       (152,311)       (320,936)       (997,767)     (1,184,219)

       (816,393)     (1,211,326)       (242,226)       (400,883)       (129,128)       (184,387)       (869,477)       (586,166)
        (67,658)        (64,125)        (90,484)        (25,348)         (7,838)         (5,395)        (42,702)        (18,943)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (1,729,882)     (1,714,885)       (418,153)       (700,506)       (283,926)       (413,978)     (1,804,945)     (1,590,773)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (3,835,012)     (3,753,976)       (391,203)     (1,046,540)       (599,166)       (986,163)     (2,551,089)     (3,014,716)

      7,432,847      11,186,823       2,091,137       3,137,677       1,647,457       2,633,620       8,098,921      11,113,637
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $  3,597,835    $  7,432,847    $  1,699,934    $  2,091,137    $  1,048,291    $  1,647,457    $  5,547,832    $  8,098,921
   ============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                                      -41-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                              CONTRAFUND(R) PORTFOLIO -      INDEX 500 PORTFOLIO -      DYNAMIC CAPITAL APPRECIATION
                                                   SERVICE CLASS 2               INITIAL CLASS           PORTFOLIO - SERVICE CLASS 2
                                             --------------------------   ----------------------------  ----------------------------
                                                 2002          2001           2002            2001            2002          2001
                                             ------------   -----------   ------------    ------------    ------------    --------
OPERATIONS:
  Net investment income (loss) ............  $     (1,611)  $    (1,381)  $     38,282    $     28,810    $         (3)   $     --
  Realized gain (loss) ....................       (11,384)          243       (800,096)        (56,589)             --          --
  Change in unrealized gain (loss)
    on investments ........................       (12,170)      (25,972)    (1,927,663)     (1,984,573)            (36)         --
                                             ------------   -----------   ------------    ------------    ------------    --------

    Net increase (decrease) in net assets
      resulting from operations ...........       (25,165)      (27,110)    (2,689,477)     (2,012,352)            (39)         --
                                             ------------   -----------   ------------    ------------    ------------    --------

UNIT TRANSACTIONS:
  Participant purchase payments ...........         3,794         7,559          6,094         377,684              --          --
  Participant transfers from other
    funding options .......................        84,816        56,057        258,126         373,217             665          --
  Administrative charges ..................          (145)         (155)        (2,634)         (3,412)             --          --
  Contract surrenders .....................        (9,548)       (9,178)    (1,174,997)     (1,169,603)             --          --
  Participant transfers to other
    funding options .......................       (34,400)           --     (1,424,270)     (1,199,661)             --          --
  Other payments to participants ..........            --            --        (29,160)       (132,379)             --          --
                                             ------------   -----------   ------------    ------------    ------------    --------

    Net increase (decrease) in net assets
      resulting from unit transactions ....        44,517        54,283     (2,366,841)     (1,754,154)            665          --
                                             ------------   -----------   ------------    ------------    ------------    --------

      Net increase (decrease) in net assets        19,352        27,173     (5,056,318)     (3,766,506)            626          --

NET ASSETS:
    Beginning of year .....................       204,256       177,083     12,139,214      15,905,720              --          --
                                             ------------   -----------   ------------    ------------    ------------    --------
    End of year ...........................  $    223,608   $   204,256   $  7,082,896    $ 12,139,214    $        626    $     --
                                             ============   ===========   ============    ============    ============    ========

                        See Notes to Financial Statements

                                      -42-

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

              COMBINED
   ------------------------------
        2002             2001
   -------------    -------------
   $     604,893    $     768,705
     (10,043,271)         652,172

     (13,460,586)     (25,458,557)
   -------------    -------------

     (22,898,964)     (24,037,680)
   -------------    -------------

         291,977        3,484,282

       9,338,398       21,045,283
         (23,365)         (33,317)
     (15,208,108)     (14,275,944)

     (13,727,093)     (21,016,509)
      (1,196,100)      (1,268,002)
   -------------    -------------

     (20,524,291)     (12,064,207)
   -------------    -------------

     (43,423,255)     (36,101,887)

     123,643,810      159,745,697
   -------------    -------------
   $  80,220,555    $ 123,643,810
   =============    =============

                        See Notes to Financial Statements

                                      -43-

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

Citicorp Life Variable Annuity Separate Account  ("Separate  Account CLIC") is a
separate account of Citicorp Life Insurance Company ("the Company"), an indirect subsidiary  of Citigroup  Inc.,  and is available for funding  certain  variable annuity  contracts  issued by the Company.  Separate  Account CLIC is registered under the  Investment  Company  Act of 1940,  as amended,  as a unit  investment trust.  Separate  Account CLIC includes the  CitiVariable  Annuity and CitiElite
Annuity products.

Participant  purchase  payments applied to Separate Account CLIC are invested in one or more  sub-accounts  in accordance with the selection made by the contract owner. As of December 31, 2002,  investments  comprising  Separate  Account CLIC were:

     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Balanced Fund - Series I *
         AIM V.I. Capital Appreciation Fund - Series I
         AIM V.I. Core Equity Fund - Series I (Formerly AIM V.I. Growth and
           Income Fund)
         AIM V.I. Government Securities Fund - Series I
         AIM V.I. Growth Fund - Series I
         AIM V.I. International Growth Fund - Series I (Formerly AIM V.I.
           International Equity Fund)
         AIM V.I. Premier Equity Fund - Series I (Formerly AIM V.I. Value Fund)
     Alliance Variable Product Series Fund, Inc., Maryland business trust
         Growth & Income Portfolio - Class B
         Premier Growth Portfolio - Class B
         Technology Portfolio - Class B
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2
         Templeton Foreign Securities Fund - Class 2 (Formerly Templeton
           International Securities Fund - Class 2)
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     MFS Variable Insurance Trust, Massachusetts business trust
         MFS(R) Bond Series
         MFS(R) Emerging Growth Series
         MFS(R) Money Market Series
         MFS(R) Research Series
         MFS(R) Strategic Income Series
         MFS(R) Total Return Series
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class (Formerly Total Return
           Bond Portfolio)
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Growth Fund - Class IB Shares *
         Putnam VT Small Cap Value Fund - Class IB Shares
         Putnam VT Voyager II Fund - Class IB Shares *
     Salomon Brothers Variable Series Fund Inc., Maryland business trust,
       Affiliate of The Company
         Capital Fund - Class I (Formerly Capital Fund)
         High Yield Bond Fund - Class I (Formerly High Yield Bond Fund)
         Investors Fund - Class I (Formerly Investors Fund)
         Total Return Fund - Class I (Formerly Total Return Fund)
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Growth and Income Portfolio
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
         Smith Barney Government Portfolio

                                      -44-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Equity Income Portfolio
         Large Cap Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Research Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Putnam Diversified Income Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney International All Cap Growth Portfolio *
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio *
         Smith Barney Mid Cap Core Portfolio *
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Equity Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         High Income Portfolio - Initial Class
         Overseas Portfolio - Initial Class
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Initial Class
         Contrafund(R) Portfolio - Service Class 2
         Index 500 Portfolio - Initial Class
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic  Capital  Appreciation  Portfolio - Service Class 2 (Formerly
           Fidelity VIP Dynamic Capital  Appreciation  Portfolio - Service
             Class 2)

     * No assets for the period

Not all funds may be available in all states or to all contract owners.

Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 200 Conservative of Variable  Annuity  Portfolios  were combined into  Appreciation  Portfolio of
Greenwich Street Series Fund. At the effective date,  Separate Account CLIC held
254,256 shares of CitiSelect(R) VIP Folio 200 Conservative having a market value of $2,403,298, which were exchanged for 105,919 shares of Appreciation Portfolio equal in value.

Effective April 20, 2001, the assets of CitiSelect(R)  VIP Folio 300 Balanced of
Variable  Annuity  Portfolios  were  combined  into  Appreciation  Portfolio  of
Greenwich Street Series Fund. At the effective date,  Separate Account CLIC held
321,533 shares of CitiSelect(R)  VIP Folio 300 Balanced having a market value of
$3,005,862,  which were exchanged for 132,475 shares of  Appreciation  Portfolio equal in value.

                                      -45-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Effective  April 20, 2001, the assets of  CitiSelect(R)  VIP Folio 400 Growth of
Variable Annuity  Portfolios were combined into Smith Barney  Aggressive  Growth
Portfolio of Travelers Series Fund Inc. At the effective date,  Separate Account
CLIC held 163,095 shares of  CitiSelect(R)  VIP Folio 400 Growth having a market value of  $1,504,049,  which were  exchanged for 109,465  shares of Smith Barney
Aggressive Growth Portfolio equal in value.

Effective April 20, 2001, the assets of CitiSelect(R)  VIP Folio 500 Growth Plus of Variable Annuity Portfolios were combined into Smith Barney Aggressive Growth
Portfolio of Travelers Series Fund Inc. At the effective date,  Separate Account
CLIC held  79,680  shares of  CitiSelect(R)  VIP Folio 500 Growth  Plus having a market value of $588,173, which were exchanged for 42,807 shares of Smith Barney
Aggressive Growth Portfolio equal in value.

Effective  April 27, 2001,  the assets of Select Small Cap  Portfolio of Concert
Investment Series (currently Smith Barney Investment  Series) were combined into
Smith  Barney  Small Cap Growth  Opportunities  Portfolio  of  Variable  Annuity
Portfolios.  At the effective date,  Separate Account CLIC held 18,681 shares of
Select  Small  Cap  Portfolio  having a market  value of  $169,904,  which  were exchanged  for 17,127  shares of Smith  Barney  Small Cap  Growth  Opportunities
Portfolio equal in value.

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  CLIC  in  the  preparation  of  its  financial
statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account CLIC form a part of the total operations of the Company and are not taxed  separately.  Separate Account
CLIC is taxed as a life  insurance  company  under the Internal  Revenue Code of
1986, as amended (the "Code").  Under existing  federal income tax law, no taxes are payable on the investment income of Separate Account CLIC.  Separate Account
CLIC is not taxed as a "regulated  investment company" under Subchapter M of the
Code.

FINANCIAL  HIGHLIGHTS.  In 2001,  Separate  Account CLIC  adopted the  financial highlights disclosure  recommended by the American Institute of Certified Public
Accountants  Audit Guide for Investment  Companies  ("AICPA  Guide").  The AICPA
Guide allows for the  prospective  application  of this  disclosure,  which will ultimately  display a five period.  It is  comprised of the units,  unit values, investment income ratio,  expense ratios and total returns for each sub-account.
Since each sub-account offers multiple contract charges,  certain information is provided in the form of a range. The range  information may reflect varying time periods  if  assets  did not  exist  with all  contract  charge  options  of the sub-account for the entire year.

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

                                      -46-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

2.  INVESTMENTS

The aggregate  costs of purchases and proceeds  from sales of  investments  were
$10,774,642 and $30,365,202, respectively, for the year ended December 31, 2002.
Realized  gains and losses  from  investment  transactions  are  reported  on an average cost basis.  The cost of investments in eligible funds was  $116,518,150 at December 31, 2002.  Gross  unrealized  appreciation  for all  investments  at
December  31,  2002  was  $387,930.   Gross  unrealized   depreciation  for  all
investments at December 31, 2002 was $36,677,587.

3.  CONTRACT CHARGES

Insurance  charges are paid for the  mortality  and expense risks assumed by the company.  Each  business  day, the company  deducts a mortality and expense risk charge which is reflected in the  calculation of  accumulation  and annuity unit values.  For the CitiVariable  Annuity  contracts issued on or after February 1,
1999, this charge equals,  on an annual basis,  1.25% of the amount held in each funding  option  (Price I in note 4).  For the  CitiVariable  Annuity  Contracts issued prior to February 1, 1999, this charge equals, on an annual basis,  0.84%
of the  amount  held in each  funding  option  (Price  II in  note  4).  For the
CitiElite  annuity products this charge equals,  on an annual basis 1.25% of the amount held in each funding option (Price III in note 4).

Administrative  fees  are  paid for  administrative  expenses.  This fee is also deducted each business day and reflected in the calculation of accumulation  and annuity  unit  values.  This charge  equals,  on an annual  basis,  0.15% of the amounts held in each funding option.

For the CitiVariable Annuity contracts in the accumulation phase with a contract value less than $25,000,  an annual charge of $30 (prorated for partial periods)
is deducted from  participant  account balances and paid to the Company to cover contract  administrative  charges.  For the CitiElite  Annuity  contracts in the accumulation  phase,  an annual charge of $30 (prorated for partial  periods) is deducted  from  participant  account  balances  and paid to the Company to cover contract administrative charges.

No sales charge is deducted  from  participant  purchase  payments when they are received.  However,  for the CitiVariable Annuity product, the Company generally assesses  a  contingent  deferred  sales  charge of up to 7% if a  participant's purchase  payment is surrendered  within five years of its payment date. For the
CitiElite Annuity product the Company generally  assesses a contingent  deferred sales  charge of up to 7% if a  participant's  purchase  payment is  surrendered within seven years of its payment  date.  Contract  surrender  payments  include
$235,965 and $425,555 of contingent  deferred  sales charges for the years ended
December 31, 2002 and 2001, respectively.

                                      -47-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY

                                                                                 DECEMBER 31, 2002
                                                                    ----------------------------------------------
                                                                    ACCUMULATION        UNIT
                                                                        UNITS           VALUE           NET ASSETS
                                                                    ------------        ------          ----------
High Yield Bond Trust
    Price II .............................................           1,328,425          $1.098          $1,458,122

Money Market Portfolio
    Price II .............................................             209,839           1.094             229,725

AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Fund - Series I
    Price I ..............................................             152,517           1.384             211,044
    Price II .............................................           1,769,985           1.416           2,505,296
  AIM V.I. Core Equity Fund - Series I
    Price I ..............................................             322,652           1.050             338,626
    Price II .............................................           2,212,453           1.074           2,375,149
  AIM V.I. Government Securities Fund - Series I
    Price I ..............................................             585,609           1.354             792,834
    Price II .............................................           1,471,803           1.376           2,024,794
  AIM V.I. Growth Fund - Series I
    Price I ..............................................             178,208           0.740             131,894
    Price II .............................................             832,370           0.757             630,149
  AIM V.I. International Growth Fund - Series I
    Price I ..............................................             235,429           0.827             194,729
    Price II .............................................           2,965,425           0.846           2,508,927
  AIM V.I. Premier Equity Fund - Series I
    Price I ..............................................             782,812           0.989             774,023
    Price II .............................................           4,948,845           1.011           5,005,239
    Price III ............................................             899,769           0.480             431,959

Alliance Variable Product Series Fund, Inc.
  Growth & Income Portfolio - Class B
    Price I ..............................................                  --           0.716                  --
    Price II .............................................                  --           0.721                  --
    Price III ............................................              85,360           0.716              61,123
  Premier Growth Portfolio - Class B
    Price I ..............................................                  --           0.593                  --
    Price II .............................................                  --           0.597                  --
    Price III ............................................               5,192           0.593               3,078
  Technology Portfolio - Class B .........................             371,100           0.274             101,591

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2
    Price III ............................................             434,324           0.777             338,038
  Templeton Foreign Securities Fund - Class 2
    Price III ............................................           1,168,470           0.740             865,524

                                      -48-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                 DECEMBER 31, 2002
                                                                    ----------------------------------------------
                                                                    ACCUMULATION        UNIT
                                                                        UNITS           VALUE           NET ASSETS
                                                                    ------------        ------          ----------
Greenwich Street Series Fund
  Appreciation Portfolio
    Price I ..............................................              51,793          $0.808          $   41,846
    Price II .............................................           2,603,636           0.814           2,119,225
    Price III ............................................             122,822           0.808              99,233
  Equity Index Portfolio - Class II Shares
    Price III ............................................             192,036           2.109             405,023
  Fundamental Value Portfolio
    Price I ..............................................                  --           0.719                  --
    Price II .............................................                  --           0.724                  --
    Price III ............................................             163,806           0.719             117,830

MFS Variable Insurance Trust
  MFS(R) Bond Series
    Price I ..............................................             447,982           1.371             614,412
    Price II .............................................           1,688,226           1.394           2,352,844
  MFS(R) Emerging Growth Series
    Price I ..............................................             497,682           0.910             452,954
    Price II .............................................           3,052,439           0.931           2,841,762
  MFS(R) Money Market Series
    Price I ..............................................             351,423           1.251             439,732
    Price II .............................................           2,480,723           1.271           3,154,160
  MFS(R) Research Series
    Price I ..............................................             284,629           0.927             263,722
    Price II .............................................           2,285,938           0.948           2,166,515
  MFS(R) Strategic Income Series
    Price I ..............................................               8,802           1.285              11,311
    Price II .............................................             234,366           1.306             306,036
  MFS(R) Total Return Series
    Price I ..............................................             545,700           1.391             759,176
    Price II .............................................           2,996,528           1.414           4,236,109

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Price I ..............................................                  --           1.135                  --
    Price II .............................................                  --           1.142                  --
    Price III ............................................             196,940           1.135             223,465

Putnam Variable Trust
  Putnam VT Small Cap Value Fund - Class IB Shares
    Price I ..............................................                  --           0.888                  --
    Price II .............................................                  --           0.894                  --
    Price III ............................................              60,072           0.888              53,315

Salomon Brothers Variable Series Fund Inc.
  Capital Fund - Class I
    Price III ............................................           1,106,496           0.961           1,063,576
    High Yield Bond Fund - Class I
    Price III ............................................             244,264           1.110             271,150
    Investors Fund - Class I
    Price III ............................................           1,512,898           0.826           1,249,709
    Total Return Fund - Class I
    Price III ............................................             788,202           0.933             735,489

                                      -49-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                 DECEMBER 31, 2002
                                                                    ----------------------------------------------
                                                                    ACCUMULATION        UNIT
                                                                        UNITS           VALUE           NET ASSETS
                                                                    ------------        ------          ----------
Smith Barney Investment Series
  Smith Barney Growth and Income Portfolio
    Price III ............................................             242,320          $0.670          $  162,329
  Smith Barney Large Cap Core Portfolio
    Price III ............................................             114,874           0.680              78,074
  Smith Barney Premier Selections All Cap Growth Portfolio
    Price III ............................................             163,550           0.845             138,212
  Smith Barney Government Portfolio
    Price III ............................................              27,604           1.234              34,078

The Travelers Series Trust
  Equity Income Portfolio
    Price III ............................................              58,089           0.851              49,436
  Large Cap Portfolio
    Price III ............................................           3,618,271           0.641           2,320,447
  MFS Emerging Growth Portfolio
    Price III ............................................             833,192           0.330             275,248
  MFS Mid Cap Growth Portfolio
    Price III ............................................           1,377,450           0.643             885,821
  MFS Research Portfolio
    Price III ............................................             841,165           0.634             533,167
  Travelers Quality Bond Portfolio
    Price III ............................................             721,118           1.170             843,824

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Price III ............................................           1,537,693           0.695           1,067,743
  MFS Total Return Portfolio
    Price III ............................................           1,242,739           1.046           1,299,013
  Putnam Diversified Income Portfolio
    Price III ............................................             744,612           1.063             791,252
  Smith Barney Aggressive Growth Portfolio
    Price I ..............................................              57,905           0.692              40,091
    Price II .............................................           1,858,245           0.698           1,296,151
    Price III ............................................             159,682           0.692             110,558
  Smith Barney Large Cap Value Portfolio
    Price I ..............................................                  --           0.674                  --
    Price II .............................................                  --           0.679                  --
    Price III ............................................              13,899           0.674               9,374

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Price I ..............................................                  --           0.732                  --
    Price II .............................................                  --           0.737                  --
    Price III ............................................              24,421           0.732              17,884
  Emerging Growth Portfolio - Class II Shares
    Price I ..............................................                  --           0.546                  --
    Price II .............................................                  --           0.550                  --
    Price III ............................................               3,211           0.546               1,751

                                      -50-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                 DECEMBER 31, 2002
                                                                    ----------------------------------------------
                                                                    ACCUMULATION        UNIT
                                                                        UNITS           VALUE           NET ASSETS
                                                                    ------------        ------          ----------
Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Price I ..............................................              15,382          $0.925         $    14,229
    Price II .............................................             481,087           0.946             455,183
    Price III ............................................             269,352           0.943             253,875

Variable Insurance Products Fund
  Equity Income Portfolio - Initial Class
    Price I ..............................................             523,960           1.148             601,653
    Price II .............................................           4,069,294           1.175           4,779,682
  Growth Portfolio - Initial Class
    Price I ..............................................             614,123           1.644           1,009,765
    Price II .............................................           1,538,795           1.682           2,588,070
  High Income Portfolio - Initial Class
    Price I ..............................................             476,782           0.780             371,717
    Price II .............................................           1,676,506           0.792           1,328,217
  Overseas Portfolio - Initial Class
    Price I ..............................................             115,938           0.825              95,693
    Price II .............................................           1,128,317           0.844             952,598

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Initial Class
    Price I ..............................................             702,291           1.348             946,847
    Price II .............................................           3,336,241           1.379           4,600,985
  Contrafund(R) Portfolio - Service Class 2
    Price II .............................................             310,773           0.720             223,608
  Index 500 Portfolio - Initial Class
    Price I ..............................................             689,854           1.101             759,454
    Price II .............................................           5,615,375           1.126           6,323,442

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Price I ..............................................                  --           0.788                  --
    Price II .............................................                  --           0.793                  --
    Price III ............................................                 794           0.788                 626
                                                                                                       -----------

Net Contract Owners' Equity ..............................                                             $80,220,555
                                                                                                       ===========

                                      -51-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS                                                     FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                      --------------------------------------------------------
INVESTMENTS                                                              NO. OF        MARKET         COST OF        PROCEEDS
                                                                         SHARES         VALUE        PURCHASES      FROM SALES
                                                                      -----------    -----------    -----------    -----------
HIGH YIELD BOND TRUST (1.8%)
    Total (Cost $1,631,499)                                               179,821    $ 1,458,346    $   226,271    $   180,740
                                                                      -----------    -----------    -----------    -----------

MONEY MARKET PORTFOLIO (0.3%)
    Total (Cost $229,522)                                                 229,522        229,522         47,613        316,135
                                                                      -----------    -----------    -----------    -----------

AIM VARIABLE INSURANCE FUNDS (22.3%)
  AIM V.I. Capital Appreciation Fund - Series I (Cost $4,392,244)         165,347      2,716,645         66,609        925,588
  AIM V.I. Core Equity Fund - Series I (Cost $3,940,879)                  159,746      2,714,082        122,389        998,741
  AIM V.I. Government Securities Fund - Series I (Cost $2,600,159)        227,255      2,817,966        570,633        672,279
  AIM V.I. Growth Fund - Series I (Cost $1,774,771)                        67,445        762,131         14,693        226,627
  AIM V.I. International Growth Fund - Series I (Cost $4,450,699)         216,490      2,703,955         40,216        806,041
  AIM V.I. Premier Equity Fund - Series I (Cost $10,384,561)              382,981      6,211,948        174,110      2,099,483
                                                                      -----------    -----------    -----------    -----------
    Total (Cost $27,543,313)                                            1,219,264     17,926,727        988,650      5,728,759
                                                                      -----------    -----------    -----------    -----------

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.2%)
  Growth & Income Portfolio - Class B (Cost $73,031)                        3,707         61,132         63,336            534
  Premier Growth Portfolio - Class B (Cost $3,618)                            178          3,079          3,646             24
  Technology Portfolio - Class B (Cost $288,542)                           10,181        101,607          1,962         58,832
                                                                      -----------    -----------    -----------    -----------
    Total (Cost $365,191)                                                  14,066        165,818         68,944         59,390
                                                                      -----------    -----------    -----------    -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.5%)
  Franklin Small Cap Fund - Class 2 (Cost $620,369)                        26,582        337,596         34,393         73,161
  Templeton Foreign Securities Fund - Class 2 (Cost $1,620,316)            91,802        864,772         31,335        146,823
                                                                      -----------    -----------    -----------    -----------
    Total (Cost $2,240,685)                                               118,384      1,202,368         65,728        219,984
                                                                      -----------    -----------    -----------    -----------

GREENWICH STREET SERIES FUND (3.5%)
  Appreciation Portfolio (Cost $2,886,789)                                128,587      2,260,554        197,381      1,958,544
  Equity Index Portfolio - Class II Shares (Cost $644,304)                 18,903        405,085          9,915        187,356
  Fundamental Value Portfolio (Cost $148,583)                               8,094        117,848         97,811          5,507
                                                                      -----------    -----------    -----------    -----------
    Total (Cost $3,679,676)                                               155,584      2,783,487        305,107      2,151,407
                                                                      -----------    -----------    -----------    -----------

MFS VARIABLE INSURANCE TRUST (21.9%)
  MFS(R) Bond Series (Cost $2,815,093)                                    251,066      2,967,606      1,143,775      1,440,483
  MFS(R) Emerging Growth Series (Cost $6,741,461)                         276,666      3,295,093         27,939      1,478,435
  MFS(R) Money Market Series (Cost $3,594,021)                          3,594,021      3,594,021      3,232,114      2,889,092
  MFS(R) Research Series (Cost $4,121,439)                                225,465      2,430,511         18,690      1,057,459
  MFS(R) Strategic Income Series (Cost $309,095)                           30,141        317,383         33,536        166,018
  MFS(R) Total Return Series (Cost $5,210,138)                            291,474      4,995,864        763,563      1,976,439
                                                                      -----------    -----------    -----------    -----------
    Total (Cost $22,791,247)                                            4,668,833     17,600,478      5,219,617      9,007,926
                                                                      -----------    -----------    -----------    -----------

PIMCO VARIABLE INSURANCE TRUST (0.3%)
  Total Return Portfolio - Administrative Class
    Total (Cost $221,808)                                                  21,847        223,499        170,780         44,583
                                                                      -----------    -----------    -----------    -----------

PUTNAM VARIABLE TRUST (0.1%)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Total (Cost $50,175)                                                    4,385         53,323         66,180         29,402
                                                                      -----------    -----------    -----------    -----------

                                      -52-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                            -------------------------------------------------------
                                                                              NO. OF        MARKET         COST OF       PROCEEDS
                                                                              SHARES         VALUE        PURCHASES     FROM SALES
                                                                            ----------    -----------    -----------    -----------
SALOMON BROTHERS VARIABLE SERIES FUND INC. (4.1%)
  Capital Fund - Class I (Cost $1,384,951)                                      94,470    $ 1,063,737    $   151,368    $   361,421
  High Yield Bond Fund - Class I (Cost $303,202)                                33,439        271,192         36,660         29,695
  Investors Fund - Class I (Cost $1,594,633)                                   128,723      1,249,899         39,189         97,364
  Total Return Fund - Class I (Cost $799,246)                                   77,188        735,602         49,144        101,632
                                                                            ----------    -----------    -----------    -----------
    Total (Cost $4,082,032)                                                    333,820      3,320,430        276,361        590,112
                                                                            ----------    -----------    -----------    -----------

SMITH BARNEY INVESTMENT SERIES (0.5%)
  Smith Barney Growth and Income Portfolio (Cost $242,008)                      23,598        162,354          8,126         63,296
  Smith Barney Large Cap Core Portfolio (Cost $127,683)                         11,076         78,086          5,578        167,049
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $199,312)      15,744        138,233         20,197         68,009
  Smith Barney Government Portfolio (Cost $30,726)                               2,908         34,084          5,906         28,450
                                                                            ----------    -----------    -----------    -----------
    Total (Cost $599,729)                                                       53,326        412,757         39,807        326,804
                                                                            ----------    -----------    -----------    -----------

THE TRAVELERS SERIES TRUST (6.1%)
  Equity Income Portfolio (Cost $60,489)                                         3,878         49,444         14,847          3,520
  Large Cap Portfolio (Cost $4,207,702)                                        218,737      2,320,803        160,872        500,761
  MFS Emerging Growth Portfolio (Cost $702,838)                                 38,024        275,290         30,344         41,433
  MFS Mid Cap Growth Portfolio (Cost $2,507,897)                               176,485        885,957         74,403        132,089
  MFS Research Portfolio (Cost $915,031)                                        81,787        533,248         69,894        152,614
  Travelers Quality Bond Portfolio (Cost $845,589)                              76,514        843,953        248,756        120,749
                                                                            ----------    -----------    -----------    -----------
    Total (Cost $9,239,546)                                                    595,425      4,908,695        599,116        951,166
                                                                            ----------    -----------    -----------    -----------

TRAVELERS SERIES FUND INC. (5.8%)
  AIM Capital Appreciation Portfolio (Cost $2,329,566)                         137,263      1,067,907         17,392        233,935
  MFS Total Return Portfolio (Cost $1,469,399)                                  91,365      1,299,212        171,260        283,284
  Putnam Diversified Income Portfolio (Cost $984,416)                           95,576        791,373        208,990        100,020
  Smith Barney Aggressive Growth Portfolio (Cost $2,095,998)                   160,062      1,446,965        482,183        488,138
  Smith Barney Large Cap Value Portfolio (Cost $12,605)                            709          9,375            435            153
                                                                            ----------    -----------    -----------    -----------
    Total (Cost $6,891,984)                                                    484,975      4,614,832        880,260      1,105,530
                                                                            ----------    -----------    -----------    -----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
  Comstock Portfolio - Class II Shares (Cost $16,763)                            1,972         17,887         16,865            106
  Emerging Growth Portfolio - Class II Shares (Cost $2,749)                         92          1,752              1             31
                                                                            ----------    -----------    -----------    -----------
    Total (Cost $19,512)                                                         2,064         19,639         16,866            137
                                                                            ----------    -----------    -----------    -----------

VARIABLE ANNUITY PORTFOLIOS (0.9%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $1,117,256)                                                    101,884        723,378        158,435        294,522
                                                                            ----------    -----------    -----------    -----------

VARIABLE INSURANCE PRODUCTS FUND (14.6%)
  Equity Income Portfolio - Initial Class (Cost $7,126,269)                    296,362      5,381,942        628,721      1,960,633
  Growth Portfolio - Initial Class (Cost $6,754,186)                           153,510      3,598,269         68,379      1,841,564
  High Income Portfolio - Initial Class (Cost $2,808,611)                      286,701      1,700,136        395,239        616,845
  Overseas Portfolio - Initial Class (Cost $1,985,183)                          95,484      1,048,409         20,806        307,395
                                                                            ----------    -----------    -----------    -----------
    Total (Cost $18,674,249)                                                   832,057     11,728,756      1,113,145      4,726,437
                                                                            ----------    -----------    -----------    -----------

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                    FOR THE YEAR ENDED DECEMBER 31, 2002
                                                               --------------------------------------------------------
                                                                  NO. OF        MARKET         COST OF        PROCEEDS
                                                                  SHARES         VALUE        PURCHASES      FROM SALES
                                                               -----------    -----------    -----------    -----------
VARIABLE INSURANCE PRODUCTS FUND II (16.1%)
  Contrafund(R) Portfolio - Initial Class (Cost $7,177,051)        306,545    $ 5,548,474    $   136,805    $ 1,951,990
  Contrafund(R) Portfolio - Service Class 2 (Cost $269,863)         12,459        223,642         89,811         46,894
  Index 500 Portfolio - Initial Class (Cost $9,693,150)             70,894      7,083,695        304,479      2,633,280
                                                               -----------    -----------    -----------    -----------
    Total (Cost $17,140,064)                                       389,898     12,855,811        531,095      4,632,164
                                                               -----------    -----------    -----------    -----------

VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Total (Cost $662)                                                  111            627            667              4
                                                               -----------    -----------    -----------    -----------

TOTAL INVESTMENT OPTIONS (100%)
  (COST $116,518,150)                                                         $80,228,493    $10,774,642    $30,365,202
                                                                              ===========    ===========    ===========

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS

                                                  YEAR            UNIT VALUE      NET   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                                  ENDED   UNITS    LOWEST TO    ASSETS    INCOME      LOWEST TO          LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)      HIGHEST (%)*
                                                 ------  ------  -------------  -------  ---------  -------------   ----------------
HIGH YIELD BOND TRUST                             2002   1,328           1.098    1,458     14.13           1.40                3.20
                                                  2001   1,467           1.064    1,562      5.93           1.40                8.02

MONEY MARKET PORTFOLIO                            2002     210           1.094      230      1.39           1.40                0.00
                                                  2001     455           1.094      498      3.72           1.40                2.24
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Capital Appreciation Fund - Series I   2002   1,923   1.384 - 1.416    2,716        --    0.99 - 1.40   (25.39) - (25.08)
                                                  2001   2,472   1.855 - 1.890    4,666        --    0.99 - 1.40  (24.383) - (24.04)

  AIM V.I. Core Equity Fund - Series I            2002   2,535   1.050 - 1.074    2,714      0.29    0.99 - 1.40   (16.73) - (16.36)
                                                  2001   3,294   1.261 - 1.284    4,222      0.04    0.99 - 1.40   (23.90) - (23.62)

  AIM V.I. Government Securities Fund - Series I  2002   2,057   1.354 - 1.376    2,818      1.88    0.99 - 1.40         8.06 - 8.52
                                                  2001   2,154   1.253 - 1.268    2,721      3.09    0.99 - 1.40         4.94 - 5.40

  AIM V.I. Growth Fund - Series I                 2002   1,011   0.740 - 0.757      762        --    0.99 - 1.40   (31.92) - (31.68)
                                                  2001   1,247   1.087 - 1.108    1,377      0.19    0.99 - 1.40   (34.83) - (34.52)

  AIM V.I. International Growth Fund - Series I   2002   3,201   0.827 - 0.846    2,704      0.51    0.99 - 1.40   (16.88) - (16.49)
                                                  2001   4,009   0.995 - 1.013    4,058      0.28    0.99 - 1.40   (24.56) - (24.35)

  AIM V.I. Premier Equity Fund - Series I         2002   6,631   0.480 - 1.011    6,211      0.29    0.99 - 1.40   (31.22) - (30.99)
                                                  2001   8,395   0.698 - 1.465   11,490      0.12    0.99 - 1.40   (13.83) - (13.42)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Growth & Income Portfolio - Class B             2002      85           0.716       61      0.51           1.40             (23.34)
                                                  2001      10           0.934        9      0.56           1.40              (6.04)

  Premier Growth Portfolio - Class B              2002       5           0.593        3        --           1.40             (15.53)

  Technology Portfolio - Class B                  2002     371           0.274      102        --           1.40             (42.56)
                                                  2001     545           0.477      260        --           1.40             (26.50)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2               2002     434           0.777      338      0.26           1.40             (29.68)
                                                  2001     484           1.105      535      0.39           1.40             (16.48)

  Templeton Foreign Securities Fund - Class 2     2002   1,168           0.740      866      1.64           1.40             (19.65)
                                                  2001   1,313           0.921    1,211      2.98           1.40             (17.25)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                          2002   2,778   0.808 - 0.814    2,260      1.17    0.99 - 1.40   (18.63) - (18.36)
                                                  2001   4,815   0.993 - 0.997    4,799      1.13    0.99 - 1.40     (4.43) - (4.13)

  Equity Index Portfolio - Class II Shares        2002     192           2.109      405      1.64           1.40             (23.48)
                                                  2001     265           2.756      730      0.67           1.40             (13.58)

  Fundamental Value Portfolio                     2002     164           0.719      118      1.54           1.40             (22.44)
                                                  2001      56           0.927       52      0.68           1.40              (7.11)
MFS VARIABLE INSURANCE TRUST
  MFS(R) Bond Series                              2002   2,136   1.371 - 1.394    2,967      5.68    0.99 - 1.40         7.36 - 7.89
                                                  2001   2,461   1.277 - 1.292    3,172      5.96    0.99 - 1.40         7.22 - 7.58

  MFS(R) Emerging Growth Series                   2002   3,550   0.910 - 0.931    3,295        --    0.99 - 1.40   (34.72) - (34.44)
                                                  2001   4,890   1.394 - 1.420    6,927        --    0.99 - 1.40   (34.40) - (34.14)

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  YEAR            UNIT VALUE      NET   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                                  ENDED   UNITS    LOWEST TO    ASSETS    INCOME      LOWEST TO         LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)      HIGHEST (%)*
                                                 ------  ------  -------------  -------  ---------  -------------   ----------------
MFS VARIABLE INSURANCE TRUST (CONTINUED)
  MFS(R) Money Market Series                      2002   2,832   1.251 - 1.271    3,594      1.28    0.99 - 1.40       (0.16) - 0.24
                                                  2001   2,570   1.253 - 1.268    3,251      3.49    0.99 - 1.40         2.29 - 2.76

  MFS(R) Research Series                          2002   2,571   0.927 - 0.948    2,430      0.28    0.99 - 1.40   (25.54) - (25.30)
                                                  2001   3,531   1.245 - 1.269    4,472      0.01    0.99 - 1.40   (22.38) - (22.00)

  MFS(R) Strategic Income Series                  2002     243   1.285 - 1.306      317      4.14    0.99 - 1.40         6.91 - 7.31
                                                  2001     359   1.202 - 1.217      437      3.70    0.99 - 1.40         3.26 - 3.75

  MFS(R) Total Return Series                      2002   3,542   1.391 - 1.414    4,995      1.78    0.99 - 1.40     (6.52) - (6.11)
                                                  2001   4,481   1.488 - 1.506    6,738      2.15    0.99 - 1.40     (1.13) - (0.73)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class   2002     197           1.135      223      4.04           1.40                7.58
                                                  2001      87           1.055       92      0.83           1.40              (0.28)
PUTNAM VARIABLE TRUST
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                     2002      60           0.888       53      0.09           1.40             (19.35)
                                                  2001      13           1.101       14        --           1.40                7.10
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund - Class I                          2002   1,106           0.961    1,064      0.37           1.40             (26.13)
                                                  2001   1,332           1.301    1,733      0.70           1.40                0.46

  High Yield Bond Fund - Class I                  2002     244           1.110      271      7.28           1.40                5.82
                                                  2001     252           1.049      265      7.75           1.40                3.66

  Investors Fund - Class I                        2002   1,513           0.826    1,250      1.13           1.40             (24.15)
                                                  2001   1,580           1.089    1,720      0.73           1.40              (5.47)

  Total Return Fund - Class I                     2002     788           0.933      735      1.38           1.40              (8.17)
                                                  2001     845           1.016      859      2.31           1.40              (2.21)

  Smith Barney Growth and Income Portfolio        2002     242           0.670      162      0.67           1.40             (23.25)
                                                  2001     318           0.873      277        --           1.40             (12.00)

  Smith Barney Large Cap Core Portfolio           2002     115           0.680       78      0.37           1.40             (27.04)
                                                  2001     337           0.932      314        --           1.40             (15.66)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                          2002     164           0.845      138      0.06           1.40             (27.84)
                                                  2001     222           1.171      259        --           1.40             (15.33)

  Smith Barney Government Portfolio               2002      28           1.234       34      1.71           1.40                6.38
                                                  2001      47           1.160       54        --           1.40                4.41
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                         2002      58           0.851       49      1.14           1.40             (15.15)
                                                  2001      47           1.003       47      1.22           1.40              (7.90)

  Large Cap Portfolio                             2002   3,618           0.641    2,320      0.46           1.40             (23.87)
                                                  2001   4,071           0.842    3,429      0.46           1.40             (18.49)

  MFS Emerging Growth Portfolio                   2002     833           0.330      275        --           1.40             (35.29)
                                                  2001     867           0.510      441        --           1.40             (37.04)

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  YEAR            UNIT VALUE      NET   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                                  ENDED   UNITS    LOWEST TO    ASSETS    INCOME      LOWEST TO          LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)      HIGHEST (%)*
                                                 ------  ------  -------------  -------  ---------  -------------   ----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Mid Cap Growth Portfolio                    2002   1,377           0.643      886        --           1.40             (49.57)
                                                  2001   1,442           1.275    1,838        --           1.40             (24.73)

  MFS Research Portfolio                          2002     841           0.634      533      0.56           1.40             (26.19)
                                                  2001     957           0.859      821      0.04           1.40             (23.51)

  Travelers Quality Bond Portfolio                2002     721           1.170      844      7.97           1.40                4.28
                                                  2001     663           1.122      743      3.23           1.40                5.65
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio              2002   1,538           0.695    1,068        --           1.40             (24.95)
                                                  2001   1,805           0.926    1,670        --           1.40             (24.84)

  MFS Total Return Portfolio                      2002   1,243           1.046    1,299      5.56           1.40              (6.52)
                                                  2001   1,451           1.119    1,623      2.87           1.40              (1.41)

  Putnam Diversified Income Portfolio             2002     745           1.063      791     22.63           1.40                4.42
                                                  2001     804           1.018      819      7.80           1.40                2.83

  Smith Barney Aggressive Growth Portfolio        2002   2,076   0.692 - 0.698    1,447        --    0.99 - 1.40   (33.59) - (33.27)
                                                  2001   2,175   1.042 - 1.046    2,275        --    0.99 - 1.40     (9.23) - (2.97)

  Smith Barney Large Cap Value Portfolio          2002      14           0.674        9      3.99           1.40             (26.50)
                                                  2001      14           0.917       13        --           1.40                2.92
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares            2002      24           0.732       18        --           1.40                5.93

  Emerging Growth Portfolio - Class II Shares     2002       3           0.546        2      0.05           1.40             (33.58)
                                                  2001       3           0.822        3        --           1.40              (5.95)
  Smith Barney Small Cap Growth
    Opportunities Portfolio                       2002     766   0.925 - 0.946      723        --    0.99 - 1.40   (26.70) - (26.38)
                                                  2001     911   1.262 - 1.286    1,171        --    0.99 - 1.40   (17.35) - (17.10)
VARIABLE INSURANCE PRODUCTS FUND
  Equity Income Portfolio - Initial Class         2002   4,593   1.148 - 1.175    5,381      1.89    0.99 - 1.40   (18.12) - (17.72)
                                                  2001   5,866   1.402 - 1.428    8,364      1.77    0.99 - 1.40     (6.28) - (5.93)

  Growth Portfolio - Initial Class                2002   2,153   1.644 - 1.682    3,598      0.29    0.99 - 1.40   (31.10) - (30.78)
                                                  2001   3,072   2.386 - 2.430    7,433      0.09    0.99 - 1.40   (18.79) - (18.48)

  High Income Portfolio - Initial Class           2002   2,153   0.780 - 0.792    1,700     11.48    0.99 - 1.40         2.09 - 2.33
                                                  2001   2,708   0.764 - 0.774    2,091     14.68    0.99 - 1.40   (12.98) - (12.54)

  Overseas Portfolio - Initial Class              2002   1,244   0.825 - 0.844    1,048      0.84    0.99 - 1.40   (21.43) - (21.12)
                                                  2001   1,544   1.050 - 1.070    1,647      5.62    0.99 - 1.40   (22.28) - (21.90)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Initial Class         2002   4,039   1.348 - 1.379    5,548      0.91    0.99 - 1.40   (10.61) - (10.22)
                                                  2001   5,286   1.508 - 1.536    8,099      0.88    0.99 - 1.40   (13.48) - (13.12)

  Contrafund(R) Portfolio - Service Class 2       2002     311           0.720      224      0.66           1.40             (10.78)
                                                  2001     253           0.807      204      0.68           1.40             (13.69)

  Index 500 Portfolio - Initial Class             2002   6,305   1.101 - 1.126    7,083      1.43    0.99 - 1.40   (23.33) - (23.03)
                                                  2001   8,315   1.436 - 1.463   12,139      1.25    0.99 - 1.40   (13.34) - (12.97)

                                      -57-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  YEAR            UNIT VALUE      NET   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                                  ENDED   UNITS    LOWEST TO    ASSETS    INCOME      LOWEST TO          LOWEST TO
                                                 DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)      HIGHEST (%)*
                                                 ------  ------  -------------  -------  ---------  -------------   ----------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                             2002       1           0.788        1      0.18           1.40              (5.85)

* Total  return  lowest and  highest  range  displayed  is  calculated  from the beginning  of the fiscal year to the end of the fiscal year except  where a unit value  inception date occurred  during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                      AIM V.I. CAPITAL APPRECIATION
                                              HIGH YIELD BOND TRUST         MONEY MARKET PORTFOLIO             FUND - SERIES I
                                            -------------------------     -------------------------   -----------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     1,467,489      1,423,193        455,269        298,796      2,471,927      2,743,394
Accumulation units purchased and
  transferred from other funding options        12,512        119,096         39,553        665,637         43,326        227,442
Accumulation units redeemed and
  transferred to other funding options .      (151,576)       (74,800)      (284,983)      (509,164)      (592,751)      (498,909)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     1,328,425      1,467,489        209,839        455,269      1,922,502      2,471,927
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                               AIM V.I. CORE EQUITY          AIM V.I. GOVERNMENT             AIM V.I. GROWTH
                                                  FUND - SERIES I         SECURITIES FUND - SERIES I         FUND - SERIES I
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     3,293,797      3,639,673      2,154,034      2,089,167      1,246,599      1,516,364
Accumulation units purchased and
  transferred from other funding options       101,283        290,262        462,321        402,808         12,318         52,179
Accumulation units redeemed and
  transferred to other funding options .      (859,975)      (636,138)      (558,943)      (337,941)      (248,339)      (321,944)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     2,535,105      3,293,797      2,057,412      2,154,034      1,010,578      1,246,599
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                             AIM V.I. INTERNATIONAL         AIM V.I. PREMIER EQUITY          GROWTH & INCOME
                                             GROWTH FUND - SERIES I             FUND - SERIES I            PORTFOLIO - CLASS B
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     4,008,890      4,965,435      8,395,493      9,121,963         10,009             --
Accumulation units purchased and
  transferred from other funding options        41,881        151,950        187,789        720,402         75,351         10,059
Accumulation units redeemed and
  transferred to other funding options .      (849,917)    (1,108,495)    (1,951,856)    (1,446,872)            --            (50)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     3,200,854      4,008,890      6,631,426      8,395,493         85,360         10,009
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                  PREMIER GROWTH                  TECHNOLOGY                FRANKLIN SMALL CAP
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B             FUND - CLASS 2
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...            --             --        545,479        412,584        483,621        582,662
Accumulation units purchased and
  transferred from other funding options         5,192             --          7,677        199,420         33,136         82,280
Accumulation units redeemed and
  transferred to other funding options .            --             --       (182,056)       (66,525)       (82,433)      (181,321)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........         5,192             --        371,100        545,479        434,324        483,621
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                      -59-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                TEMPLETON FOREIGN                                        EQUITY INDEX PORTFOLIO -
                                            SECURITIES FUND - CLASS 2       APPRECIATION PORTFOLIO            CLASS II SHARES
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     1,312,710      1,320,869      4,815,164             --        264,772        303,808
Accumulation units purchased and
  transferred from other funding options        27,515        172,776        286,570      5,517,279          1,235         42,345
Accumulation units redeemed and
  transferred to other funding options .      (171,755)      (180,935)    (2,323,483)      (702,115)       (73,971)       (81,381)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     1,168,470      1,312,710      2,778,251      4,815,164        192,036        264,772
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                FUNDAMENTAL VALUE                                            MFS(R) EMERGING
                                                     PORTFOLIO                MFS(R) BOND SERIES              GROWTH SERIES
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...        56,243             --      2,460,821      2,138,776      4,890,174      6,055,704
Accumulation units purchased and
  transferred from other funding options       112,934         57,043        747,805        804,388         43,938        168,907
Accumulation units redeemed and
  transferred to other funding options .        (5,371)          (800)    (1,072,418)      (482,343)    (1,383,991)    (1,334,437)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........       163,806         56,243      2,136,208      2,460,821      3,550,121      4,890,174
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                   MFS(R) MONEY                                             MFS(R) STRATEGIC
                                                  MARKET SERIES             MFS(R) RESEARCH SERIES            INCOME SERIES
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     2,569,811      1,656,094      3,531,255      4,296,082        359,342        354,303
Accumulation units purchased and
  transferred from other funding options     2,699,585      2,689,414         21,275         81,213         14,185         23,700
Accumulation units redeemed and
  transferred to other funding options .    (2,437,250)    (1,775,697)      (981,963)      (846,040)      (130,359)       (18,661)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     2,832,146      2,569,811      2,570,567      3,531,255        243,168        359,342
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                    MFS(R) TOTAL           TOTAL RETURN PORTFOLIO -         PUTNAM VT SMALL CAP
                                                   RETURN SERIES             ADMINISTRATIVE CLASS      VALUE FUND - CLASS IB SHARES
                                            -------------------------     --------------------------   ----------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     4,481,021      4,407,100         87,237             --         12,635             --
Accumulation units purchased and
  transferred from other funding options       471,370        803,104        148,536         87,237         79,417         12,639
Accumulation units redeemed and
  transferred to other funding options .    (1,410,163)      (729,183)       (38,833)            --        (31,980)            (4)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     3,542,228      4,481,021        196,940         87,237         60,072         12,635
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                               HIGH YIELD BOND
                                              CAPITAL FUND - CLASS I            FUND - CLASS I          INVESTORS FUND - CLASS I
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     1,332,363      1,175,385        252,277        259,135      1,579,948      1,503,264
Accumulation units purchased and
  transferred from other funding options       138,627        403,672         17,496         35,742         26,898        243,584
Accumulation units redeemed and
  transferred to other funding options .      (364,494)      (246,694)       (25,509)       (42,600)       (93,948)      (166,900)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     1,106,496      1,332,363        244,264        252,277      1,512,898      1,579,948
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                   TOTAL RETURN                   SELECT SMALL             SMITH BARNEY GROWTH
                                                  FUND - CLASS I                 CAP PORTFOLIO             AND INCOME PORTFOLIO
                                            -------------------------     --------------------------    -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...       845,158        721,355             --        128,642        317,608        422,540
Accumulation units purchased and
  transferred from other funding options        48,665        196,692             --         52,294          8,734         14,081
Accumulation units redeemed and
  transferred to other funding options .      (105,621)       (72,889)            --       (180,936)       (84,022)      (119,013)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........       788,202        845,158             --             --        242,320        317,608
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                SMITH BARNEY LARGE     SMITH BARNEY PREMIER SELECTIONS          SMITH BARNEY
                                                CAP CORE PORTFOLIO         ALL CAP GROWTH PORTFOLIO        GOVERNMENT PORTFOLIO
                                            -------------------------  -------------------------------  -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...       337,303        559,088        221,520        277,463         46,643         64,949
Accumulation units purchased and
  transferred from other funding options         7,712         61,137         20,570         45,678          4,040          2,607
Accumulation units redeemed and
  transferred to other funding options .      (230,141)      (282,922)       (78,540)      (101,621)       (23,079)       (20,913)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........       114,874        337,303        163,550        221,520         27,604         46,643
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                                                                                MFS EMERGING
                                             EQUITY INCOME PORTFOLIO         LARGE CAP PORTFOLIO             GROWTH PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...        46,932         15,684      4,070,595      4,306,659        866,514        522,047
Accumulation units purchased and
  transferred from other funding options        14,583         33,843        168,799        313,583         68,870        437,855
Accumulation units redeemed and
  transferred to other funding options .        (3,426)        (2,595)      (621,123)      (549,647)      (102,192)       (93,388)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........        58,089         46,932      3,618,271      4,070,595        833,192        866,514
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                    MFS MID CAP                                            TRAVELERS QUALITY
                                                 GROWTH PORTFOLIO           MFS RESEARCH PORTFOLIO           BOND PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     1,442,243      1,473,791        956,644        992,799        662,525        678,670
Accumulation units purchased and
  transferred from other funding options       126,113        186,840          5,599        324,088        177,141        199,537
Accumulation units redeemed and
  transferred to other funding options .      (190,906)      (218,388)      (121,078)      (360,243)      (118,548)      (215,682)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     1,377,450      1,442,243        841,165        956,644        721,118        662,525
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                    AIM CAPITAL                   MFS TOTAL                 PUTNAM DIVERSIFIED
                                              APPRECIATION PORTFOLIO           RETURN PORTFOLIO              INCOME PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     1,804,611      1,733,070      1,450,826      1,557,752        804,377        788,293
Accumulation units purchased and
  transferred from other funding options        30,133        382,416         65,154        237,559         28,565         80,350
Accumulation units redeemed and
  transferred to other funding options .      (297,051)      (310,875)      (273,241)      (344,485)       (88,330)       (64,266)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     1,537,693      1,804,611      1,242,739      1,450,826        744,612        804,377
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                             SMITH BARNEY AGGRESSIVE         SMITH BARNEY LARGE            COMSTOCK PORTFOLIO -
                                                GROWTH PORTFOLIO             CAP VALUE PORTFOLIO              CLASS II SHARES
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     2,175,308             --         13,899             --             --             --
Accumulation units purchased and
  transferred from other funding options       549,915      2,331,694             --         13,899         24,421             --
Accumulation units redeemed and
  transferred to other funding options .      (649,391)      (156,386)            --             --             --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     2,075,832      2,175,308         13,899         13,899         24,421             --
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                           EMERGING GROWTH PORTFOLIO -       CITISELECT(R) VIP             CITISELECT(R) VIP
                                                 CLASS II SHARES           FOLIO 200 CONSERVATIVE          FOLIO 300 BALANCED
                                           ---------------------------    -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...         3,211             --             --      2,184,684             --      2,985,778
Accumulation units purchased and
  transferred from other funding options            --          3,215             --         23,442             --         26,260
Accumulation units redeemed and
  transferred to other funding options .            --             (4)            --     (2,208,126)            --     (3,012,038)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........         3,211          3,211             --             --             --             --
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                 CITISELECT(R) VIP            CITISELECT(R) VIP           SMITH BARNEY SMALL CAP
                                                 FOLIO 400 GROWTH           FOLIO 500 GROWTH PLUS     GROWTH OPPORTUNITIES PORTFOLIO
                                            -------------------------     -------------------------   ------------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...            --      1,403,673             --        587,981        910,683        664,249
Accumulation units purchased and
  transferred from other funding options            --          4,552             --          5,200        153,715        312,219
Accumulation units redeemed and
  transferred to other funding options .            --     (1,408,225)            --       (593,181)      (298,577)       (65,785)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........            --             --             --             --        765,821        910,683
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                   EQUITY INCOME              GROWTH PORTFOLIO -         HIGH INCOME PORTFOLIO -
                                            PORTFOLIO - INITIAL CLASS           INITIAL CLASS                 INITIAL CLASS
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     5,866,484      6,526,430      3,071,613      3,766,290      2,707,999      3,548,446
Accumulation units purchased and
  transferred from other funding options       308,455        397,758         28,539        239,827        238,940        119,044
Accumulation units redeemed and
  transferred to other funding options .    (1,581,685)    (1,057,704)      (947,234)      (934,504)      (793,651)      (959,491)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     4,593,254      5,866,484      2,152,918      3,071,613      2,153,288      2,707,999
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                               OVERSEAS PORTFOLIO -       CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -
                                                  INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS 2
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     1,543,607      1,925,236      5,285,995      6,298,747        253,045        189,353
Accumulation units purchased and
  transferred from other funding options         5,268         75,595         70,719        125,183        119,009         75,016
Accumulation units redeemed and
  transferred to other funding options .      (304,620)      (457,224)    (1,318,182)    (1,137,935)       (61,281)       (11,324)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation  units end of year ........     1,244,255      1,543,607      4,038,532      5,285,995        310,773        253,045
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                               INDEX 500 PORTFOLIO -     DYNAMIC CAPITAL APPRECIATION
                                                  INITIAL CLASS          PORTFOLIO - SERVICE CLASS 2            COMBINED
                                            -------------------------    ----------------------------   -------------------------
                                               2002           2001           2002           2001           2002           2001
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units beginning of year ...     8,314,717      9,480,063             --             --     96,558,440    104,067,483
Accumulation units purchased and
  transferred from other funding options       206,199        487,901            794             --      8,340,377     20,873,943
Accumulation units redeemed and
  transferred to other funding options .    (2,215,687)    (1,653,247)            --             --    (26,815,923)   (28,382,986)
                                            ----------     ----------     ----------     ----------    -----------    -----------
Accumulation  units end of year ........     6,305,229      8,314,717            794             --     78,082,894     96,558,440
                                            ==========     ==========     ==========     ==========    ===========    ===========

                                      -63-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Citicorp Life Insurance Company and
    Owners of Variable Annuity Contracts of Citicorp Life Variable
    Annuity Separate Account:

We have  audited  the  accompanying  statements  of assets  and  liabilities  of
Citicorp Life Variable Annuity Separate Account as of December 31, 2002, and the
related  statements  of  operations  for the year then ended,  the  statement of changes in net assets for each of the two years then  ended,  and the  financial highlights for each of the two years then ended. These financial  statements and financial  highlights are the  responsibility of the Account's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with the underlying funds.  An audit also includes  assessing  the  accounting  principles  used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above  present  fairly,  in all material  respects,  the  financial  position of
Citicorp Life Variable  Annuity  Separate  Account as of December 31, 2002,  the
results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for  each  of the two  years  in the  period  then  ended,  in  conformity  with accounting principles generally accepted in the United States of America.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -64-

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer of units of Citicorp  Life  Variable  Annuity  Separate  Account or
shares of Separate  Account CLIC's  underlying  funds.  It should not be used in connection with any offer except in conjunction with the Prospectus for Citicorp
Life  Variable  Annuity  Separate  Account  product(s)  offered by Citicorp Life
Insurance  Company  and  the  Prospectuses  of  the  underlying   funds,   which
collectively contain all pertinent  information,  including the applicable sales commissions.

SEPCLIC (Annual) (12-02) Printed in U.S.A.

                         CITICORP LIFE INSURANCE COMPANY

              Annual Audited Financial Statements - Statutory Basis

                           December 31, 2002 and 2001

                         Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                                                            PAGE

Independent Auditors' Report                                                1-2

Financial Statements:

         Balance Sheets - December 31, 2002 and 2001                        3

         Statements of Operations for the years ended
            December 31, 2002 and 2001                                      4

         Statements of Changes in Capital and Surplus
            for the years ended December 31, 2002 and 2001                  4

         Statements of Cash Flows for the years ended
            December 31, 2002 and 2001                                      5

Notes to Financial Statements                                               6-16

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2002                                17-20

Appendix A - Summary Investment Schedule                                   21

Appendix B - Supplemental Investment Risk Interrogatories                  22-27

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Citicorp Life Insurance Company:

We have audited the accompanying balance sheets (statutory basis) of Citicorp
Life Insurance Company (the "Company") as of December 31, 2002 and 2001, and the
related statements of operations (statutory basis), changes in capital and surplus (statutory basis), and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the Arizona Department of Insurance, which practices differ from accounting principles generally accepted in the United States of
America. The effects on the financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of
America, the financial position of the Company as of December 31, 2002 and 2001, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the
Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 2.

As described more fully in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the Arizona Department of Insurance. As of January 1,
2001, the Arizona Department of Insurance adopted the National Association of
Insurance Commissioners' statutory accounting practices, except as described in
Note 2. Consequently, the Company changed its basis of accounting in 2001 as described in Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The information included on the supplementary schedule of selected financial data, the summary investment schedule and the supplemental investment risks interrogatories is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

/s/ KPMG LLP

April 28, 2003

                                       2

                                      CITICORP LIFE INSURANCE COMPANY

                                      Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)                            2002              2001
                                                                                    ----              ----
Assets
       Bonds (including $26,399 and $26,455 subject to securities
           lending agreements at fair value) (fair value $575,789; $517,942)         $547,152           $511,269
       Preferred stocks (cost $439; $225)                                                 354                225
       Common stocks (cost $50,500; $50,500)                                          278,875            237,093
       Real estate                                                                          -             24,547
       Cash and Short-term investments                                                 81,272             66,600
       Other invested assets                                                            1,636             13,852
                                                                              ---------------    ---------------

Total cash and invested assets                                                        909,289            853,586

       Separate accounts                                                               80,230            123,632
       Investment income due and accrued                                                5,721              5,561
       Other assets                                                                    15,048             16,184
                                                                              ---------------    ---------------

Total assets                                                                       $1,010,288           $998,963
                                                                              ===============    ===============

Liabilities
       Aggregate reserves and deposit-type contracts                                  $78,816            $89,831
       Policy and contract claims                                                       7,333              8,350
       Separate accounts                                                               80,230            123,632
       Asset valuation reserve                                                         45,864             40,142
       Payable for securities                                                          26,036             16,570
       Securities lending                                                              26,984             27,115
       Other liabilities                                                                6,733             17,276
                                                                              ---------------    ---------------

Total liabilities                                                                     271,996            322,916
                                                                              ---------------    ---------------

Capital and Surplus
       Preferred stock ($1 par value; 5 million shares authorized;
           -0- shares issued and outstanding)                                               -                  -
       Common stock ($1 par value; 5 million shares authorized;
           2.5 million shares issued and outstanding)                                   2,500              2,500
       Non-voting common stock ($1 par value; 5 million shares
           authorized; 705,000 shares issued and outstanding)                             705                705
       Gross paid in and contributed surplus                                          142,695            142,695
       Unassigned funds                                                               592,392            530,147
                                                                              ---------------    ---------------

Total capital and surplus                                                             738,292            676,047
                                                                              ---------------    ---------------

Total liabilities and capital and surplus                                          $1,010,288           $998,963
                                                                              ===============    ===============

               See notes to financial statements (statutory basis)

                                       3

                                CITICORP LIFE INSURANCE COMPANY

                           Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2002                   2001
                                                                        ----                   ----
Revenues
       Premiums and other considerations                                 $28,697              $37,293
       Net investment income                                              35,861               39,054
       Other revenues                                                      3,282                3,861
                                                                 ---------------      ---------------

           Total revenues                                                 67,840               80,208
                                                                 ---------------      ---------------

Benefits and expenses
       Current and future insurance benefits                              33,764               28,491
       Net transfers from separate accounts                              (19,093)             (12,240)
       Other expenses                                                      3,565                4,088
                                                                 ---------------      ---------------

           Total benefits and expenses                                    18,236               20,339
                                                                 ---------------      ---------------

Net gain from operations before federal income taxes                      49,604               59,869

Federal income taxes incurred                                             20,493               20,775
                                                                 ---------------      ---------------

Net gain from operations after federal income taxes and before
realized capital losses                                                   29,111               39,094

Net realized capital losses                                              (3,345)              (1,968)
                                                                 ---------------      ---------------

Net income                                                               $25,766              $37,126
                                                                 ===============      ===============

                       Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                         2002                   2001
                                                                        ----                   ----

Capital and surplus - December 31, previous year                        $676,047             $599,053

       Net income                                                         25,766               37,126
       Net unrealized capital gains                                       41,334               58,926
       Change in deferred income taxes                                     5,560                  713
       Change in non-admitted assets and related items                    (4,693)                  22
       Change in asset valuation reserve                                  (5,722)             (18,300)
       Cumulative effect of changes in accounting principles                   -               (1,493)
                                                                 ---------------      ----------------

           Net change in capital and surplus for the year                 62,245               76,994
                                                                 ---------------      ---------------

Capital and surplus - December 31, current year                         $738,292             $676,047
                                                                 ===============      ===============

               See notes to financial statements (statutory basis)

                                       4

                        CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the years ended December 31, in thousands)                         2002                   2001
                                                                        ----                   ----
Cash from Operations
       Premiums and other considerations                                 $28,697              $37,293
       Investment income received, net                                    36,976               38,530
       Other income received                                               2,802                3,858
                                                                 ---------------      ---------------

           Total revenues received                                        68,475               79,681
                                                                 ---------------      ---------------

       Benefits paid                                                      46,132               53,950
       Net transfers from separate accounts                              (20,527)             (12,093)
       Federal income taxes paid                                          22,683               28,711
       Other expenses                                                      3,374                3,471
                                                                 ---------------      ---------------

           Total benefits and expenses paid                               51,662               74,039
                                                                 ---------------      ---------------

Net cash provided by operations                                           16,813                5,642
                                                                 ---------------      ---------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             352,367              407,607
       Stocks                                                                175                  111
       Real estate                                                        33,802                    -
       Investment sales receivable/purchases payable                      22,291                4,569
       Other, net                                                           (84)                    1
                                                                 ---------------      ---------------

           Total net investment proceeds                                 408,551              412,288
                                                                 ---------------      ---------------

    Cost of investments acquired
       Bonds                                                             396,253              408,200
       Stocks                                                                376                  325
       Investment sales receivable/purchases payable                           -               25,531
       Other, net                                                          1,248                  154
                                                                 ---------------      ---------------

           Total investments acquired                                    397,877              434,210
                                                                 ---------------      ---------------

Net cash provided by (used for) investments                               10,674             (21,922)
                                                                 ---------------      ---------------

Cash from Financing and Miscellaneous Sources
    Cash provided
       Securities lending                                                      -               27,115
       Other cash provided                                                 1,603               36,691
                                                                 ---------------      ---------------

           Total cash provided                                             1,603               63,806
                                                                 ---------------      ---------------

       Other cash applied                                                 14,418               25,102
                                                                 ---------------      ---------------

Net cash provided by (used in) financing and miscellaneous
sources                                                                  (12,815)              38,704
                                                                 ----------------     ---------------

Net change in cash and short-term investments                             14,672               22,424

Cash and short-term investments, beginning of year                        66,600               44,176
                                                                 ---------------      ---------------

Cash and short-term investments, end of year                             $81,272              $66,600
                                                                 ===============      ===============

               See notes to financial statements (statutory basis)

                                       5

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

1.  ORGANIZATION

Citicorp Life Insurance Company (the Company) is a 78%-owned subsidiary of
Citibank Delaware (Citibank), which is an indirect wholly owned subsidiary of
Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The remaining 22% ownership of the
Company is held by Citicorp Holdings Netherlands, B.V. The Company issues and assumes term life insurance, credit life, credit accident and health, credit involuntary unemployment, single and flexible premium deferred annuity policies, and variable deferred annuity policies. The Company also writes and assumes mortgage disability policies. The Company is licensed to issue insurance in 49 states and the District of Columbia. The majority of the Company's business is generated through customers of Citigroup and its subsidiaries. The Company has two wholly owned insurance company subsidiaries, First Citicorp Life Insurance
Company (FCLIC) and Citicorp Assurance Company (CAC).

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The Company, domiciled in the State of Arizona, prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Arizona. Effective January 1, 2001, the
State of Arizona requires that insurance companies domiciled in Arizona prepare their statutory basis financial statements in accordance with the NAIC
ACCOUNTING PRACTICES AND PROCEDURES MANUAL - version effective January 1, 2001
(the Manual) and subsequent revisions, subject to any deviations prescribed or permitted by the Arizona Insurance Commissioner.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

                                       6

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

SSAP differs in certain respects from accounting principles generally accepted in the United States of America (GAAP). The differences, which could be significant, primarily relate to:

--------------------------------------------------------------------------------------------------------------------------------
                                                              SSAP                                        GAAP
                                            ------------------------------------------   ---------------------------------------
A.  Bonds                                   Carried at amortized cost and values         Carried at either amortized cost
                                            prescribed by the NAIC.                      or market depending upon classification
                                                                                         as "held to maturity" or "available
                                                                                         for sale".

B.  Acquisition costs                       Expensed as incurred.                        Capitalized and amortized over
                                                                                         specific periods.

C.  Non-admitted assets                     Excluded from balance sheet.                 Not applicable

D.  Insurance reserves                      Statutory mortality, morbidity and           Different mortality and interest
                                            interest assumptions, without                assumptions including withdrawal
                                            consideration for withdrawals, carried       characteristics; carried gross,
                                            net of reinsurance.                          before reinsurance, with a
                                                                                         corresponding asset for reinsurance
                                                                                         recoverable.

E.  Asset valuation reserve                 Reserve calculated based upon risk           Not applicable
                                            associated with particular asset
                                            classes.

F.  Interest maintenance reserve            Reserve based upon realized gains or         Not applicable
                                            losses attributed to changes in
                                            interest rates.

G.  Deferred taxes                          SSAP measures the difference between the     GAAP uses a more likely than not
                                            tax basis in assets and liabilities.         standard and the change in deferred
                                            Changes in deferred tax assets and           taxes is included in the tax
                                            liabilities are charged directly to          provision and in operations.
                                            surplus.  Recognition of a deferred tax
                                            asset for SSAP is determined by a
                                            reversal and recoverability test.

H.  Comprehensive income                    Not applicable                               Components disclosed on face of
                                                                                         financial statements.

I.  Insurance subsidiaries                  Accounted for on the statutory equity        Fully consolidated with dividends
                                            method, with dividends reported as           paid eliminated.
                                            income and undistributed net income or
                                            loss treated as unrealized gains or
                                            losses.
--------------------------------------------------------------------------------------------------------------------------------

                                       7

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Invested assets are valued according to statutory requirements and the bases of valuation adopted by the NAIC.

Bonds generally are stated at amortized cost, except bonds with ratings or NAIC
6 that are in or near default which are stated at the lower of amortized cost or
NAIC value. The difference is booked as an unrealized loss. Amortization is calculated using a constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based on actual historical and projected future cash flows which are obtained from a widely accepted securities data provider.

Common stocks of insurance subsidiaries are based on the net worth of the entity, determined in accordance with SSAP #46, Statutory Surplus. Dividends received from subsidiaries are recorded as net investment income and undistributed net income (loss) is recorded as net unrealized capital gains
(losses). The carrying value of these subsidiary investments at December 31,
2002 and 2001 was $278.9 million and $237.1 million, respectively. The cumulative net unrealized capital gain related to these subsidiary investments was $228.4 million and $186.6 million at December 31, 2002 and 2001, respectively.

Real estate is stated at depreciated cost, net of encumbrances and specific impairments.

Short-term investments are stated at amortized cost. Short-term investments with less than 90 days maturity are considered cash equivalents.

Due and accrued investment income over 90 days on bonds and short-term investments is non-admitted and excluded from investment income. There is no non-admitted interest at December 31, 2002.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts and options as a means of hedging exposure to foreign currency and interest rate risk on existing assets and liabilities. Hedge accounting is primarily used to account for derivatives. To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. The
Company has an insignificant amount of derivative financial instruments open at
December 31, 2002 and 2001.

                                       8

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other than temporary impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset
Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments.
As of December 31, 2002 and 2001, the AVR was $45.9 million and $40.1 million, respectively. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. At December 31, 2002 and 2001 the IMR, which is included in other liabilities, was $9.1 million and $6.9 million, respectively.

BENEFIT RESERVES AND DEPOSIT-TYPE CONTRACTS

Benefit reserves and deposit type contracts are primarily comprised of individual annuity products that have been computed based upon statutorily prescribed mortality and interest assumptions. Interest rates range from 5.00%
to 7.00%, with a weighted average rate of 5.41%.

The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

PREMIUMS AND DEPOSIT-TYPE FUNDS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.
Upon adoption of codification, deposit-type funds with life contingencies are included in premiums and other considerations.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at fair value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

                                       9

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

3. CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in Arizona, its state of domicile. A maximum of $29.1 million of statutory surplus is available in 2003 for dividends to be paid without prior approval. The Company did not pay any dividends in 2002 or 2001.

The State of Arizona utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2002, the Company had adjusted capital in excess of amounts requiring any regulatory action.

In 2001, the Company adopted NAIC codification according to the Manual. The effect on surplus as a result of adopting the Manual was insignificant.

4.  INVESTMENTS

BONDS

----------------------------------------------------------------------------------------------------------------
Bonds by investment type                                                                    Excess of book value
                                                                                             over fair value (-)
        (in thousands)                              Book/Adjusted                                             or
                                                         Carrying                Fair       Fair value over book
                                                            Value               Value                  value (+)
----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
U.S. government agencies                                  $93,600             $99,633                     $6,033
States, territories and
     possessions                                              100                 115                         15
Special revenue and special
     assessment obligations                               174,800             182,182                      7,382
Public utilities                                            5,068               5,347                        279
Industrial and miscellaneous                              273,584             288,512                     14,928
----------------------------------------------------------------------------------------------------------------
                 Total Bonds                             $547,152            $575,789                    $28,637
----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
U.S. government agencies                                  $82,580             $81,853                     $(727)
States, territories and
     possessions                                              100                 107                          7
Special revenue and special
     assessment obligations                               162,149             162,732                        583
Public utilities                                           10,083              10,339                        256
Industrial and miscellaneous                              256,357             262,911                      6,554
----------------------------------------------------------------------------------------------------------------
                 Total Bonds                             $511,269            $517,942                     $6,673
----------------------------------------------------------------------------------------------------------------

Unit prices published by the Securities Valuation Office (SVO), if available, are used to calculate the fair value amount disclosed. In the absence of the SVO published unit prices, or when amortized cost is used by the SVO as unit price, quoted market prices by other third party organizations, if available, are used to calculate the fair value of financial instruments. The statement value and fair value of bonds at December 31, 2002, by contractual maturity, are shown below. Maturities of loan backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       10

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4. INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
Maturity Distribution

================================================================================
                                            Book/Adjusted                Fair
      (in thousands)                       Carrying Value               Value
--------------------------------------------------------------------------------
1 year or less                                    $70,348             $72,533
After 1 year through 5 years                      213,716             224,312
After 5 years through 10 years                    130,841             139,806
After 10 years                                    132,247             139,138
--------------------------------------------------------------------------------
                                                 $547,152            $575,789
--------------------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $352.4 million and $407.6 million during 2002 and 2001, respectively. Gross gains of $6.8 million and $9.9 million in 2002 and 2001, respectively, and gross losses of $1.8 million and
$1.4 million in 2002 and 2001, respectively, were realized on those sales.
Additional losses related to declines in value deemed other than temporary were
$11.1 million and $2.2 million in 2002 and 2001, respectively. Fair value was determined based upon external market prices. Impairments were concentrated in energy company investments.

The Company makes investments in collateralized mortgage obligations (CMOs).
CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs with a fair value of $151.8 million and $140.9 million, respectively. As of December 31, 2002 and 2001, approximately 58% and 65%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $103.5 million and $83.4 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2002 and 2001, respectively. The Company also held
$60.0 million and $64.9 million of asset-backed securities at December 31, 2002 and 2001, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the fair value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2002 and 2001, the Company held collateral of $27.0 million and $27.1 million, respectively.

REAL ESTATE

The Company owned two real estate properties at December 31, 2001. The Company sold these properties during 2002 for $33.8 million, realizing a gain of $9.3 million.

                                       11

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4. INVESTMENTS (CONTINUED)

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling
$14.9 million and $9.3 million at December 31, 2002 and 2001, respectively. The
Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

In addition, the Company participates in a short-term investment pool. This pool is discussed in Note 8.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5. LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2002, the Company had $158 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $1 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $43 million are surrenderable at book value less surrender charges of 5% or more, $79 million are surrenderable at fair value and $35 million are surrenderable without charge.

6. REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit)
Insurance from other companies in areas where the Company had or has limited authority to write business. A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

        (IN THOUSANDS)
        -----------------------------------------------------------------------
        PREMIUMS                                      2002                2001
        -----------------------------------------------------------------------
         Direct                                     $ 2,322             $ 5,996
         Assumed                                     29,119              34,953
         Ceded                                       (2,744)             (3,656)
        -----------------------------------------------------------------------
        TOTAL NET PREMIUMS                          $28,697             $37,293
        ------------------------------------------------------------------------

        Balance sheet impact:
         Aggregate reserves
           Assumed                                  $ 7,567             $ 8,763
           CEDED                                     (1,463)               (791)
        ------------------------------------------------------------------------

        Life insurance in force:
           Assumed                               $1,373,304          $1,388,817
           CEDED                                    (79,192)           (112,638)
        ------------------------------------------------------------------------

                                       12

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.  TAXES

         ----------------------------------------------------------------------
         (in thousands)                                   2002           2001
         ----------------------------------------------------------------------

         Net gain from operations before federal
           income taxes                                  $49,604        $59,869
         Statutory tax rate                                  35%            35%
         ----------------------------------------------------------------------
         Expected tax                                     17,361         20,954
         Tax effect of:
         Other investment income                              10            945
         Benefit, reinsurance and other reserves              (5)         (447)
         Deferred acquisition costs                         (225)         (160)
         Depreciation                                      3,523           (504)
         Other                                              (171)          (13)
         ----------------------------------------------------------------------
         Federal income taxes incurred                   $20,493        $20,775
         ----------------------------------------------------------------------

         Effective tax rate                                  41%            35%
         ----------------------------------------------------------------------

Federal income taxes relating to net realized capital gains (losses) on the sale of investments amounted to $3 million and $3 million in 2002 and 2001, respectively. These amounts differ from the expected statutory amounts primarily due to the different classification and timing of gains and losses for statutory reporting and tax reporting.

The Company's Federal income tax return is consolidated with its subsidiary
FCLIC. The policyholder's surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$10,533 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $3,687 thousand.

The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

Deferred taxes are included in other assets and other liabilities. The main components of the 2002 and 2001 deferred tax amounts are as follows:

                                                         2002            2001
                                                         ----            ----
         Deferred tax assets:
                Policy Acquisition Expenses           $ 641,265       $ 820,241
                Investments                           4,630,854       2,144,301
                Non-admitted Assets                           -             824
                Other                                   813,968         813,968
                                                  -----------------------------
                Total deferred tax assets            $6,086,087      $3,779,334
                                                  -----------------------------
                Non-admitted deferred tax assets     (4,691,119)              -
                                                  -----------------------------
                Admitted deferred tax assets         $1,394,968      $3,779,334
                                                  =============================

          Deferred tax liabilities:

                Policy, Reins. And Other Reserves     $ 129,470        $ 52,661
                Investments                             813,953         813,953
                Depreciation                            171,613       3,692,722
                                                  -----------------------------
                Total deferred tax liabilities        1,115,036       4,559,336
                                                  -----------------------------
                Net admitted deferred tax
                  asset / (liability)                 $ 279,932      $ (780,002)
                                                  =============================

                                       13

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7. TAXES (CONTINUED)

The change in net deferred income taxes is comprised of the following:

                                                                            2002          2001           CHANGE
                                                                            ----          ----           ------
                Total deferred tax assets                             $6,086,087    $3,779,334       $2,306,753
                Total deferred tax liabilities                         1,115,036     4,559,336       (3,444,300)
                                                                ------------------------------------------------
                Net deferred tax asset (liability)                    $4,971,051    $ (780,002)      $5,751,053
                                                                ------------------------------------------------
                Tax effect of unrealized gains (losses)                                                (190,739)
                                                                                               -----------------
                Change in net deferred income tax                                                    $5,560,314
                                                                                               =================

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

          2002                            $ 17,322,506
          2001                            $ 21,947,310
          2000                            $ 18,286,679

8. RELATED PARTY TRANSACTIONS

The Travelers Insurance Company (TIC) maintains a private short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately $4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $77.4 million and
$64.1 million at December 31, 2002 and 2001, respectively. These balances are included in short-term investments in the balance sheet.

The Company leased 2 buildings to its affiliate Citibank Mortgage, Inc. (CMI), through September 2002. The Company received rental income of $1.7 million and
$3.4 million in 2002 and 2001, respectively, from CMI. This rental income is included in net investment income. These buildings were sold during 2002.

The Company has entered into various service contracts with affiliates of the
Company which cover management, investment, and information processing services.
Expenses incurred under such agreements were insignificant in 2002 and 2001. As of December 31, 2002 and 2001, the Company has $2.4 million and $2.1 million of due from affiliates, which settles monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2002 and 2001.

The Company has provided the following guarantee for First Citicorp Life
Insurance Company (FCLIC). As part of the licensing for FCLIC in the State of
Connecticut, the Company guaranteed that it would maintain the combined capital and surplus of FCLIC at a level at or above $3 million for a period not to exceed five years.

                                       14

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

9. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts and options as a means of hedging exposure to foreign currency and interest rate risk on existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

These derivative financial instruments have off-balance-sheet risk. Financial instruments with off-balance-sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet.
The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument.
However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For forward contracts and options, credit risk is limited to the amount that it would cost the Company to replace the contracts.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

Futures contracts and interest rate swaps were not significant at December 31,
2002 and 2001.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the
Standard and Poor's 500 Index falls below agreed upon strike prices. The carrying value and fair value of open options contracts was insignificant at
December 31, 2002 and 2001, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company uses various financial instruments in the normal course of its business. The off-balance sheet risks of these financial instruments were not material at December 31, 2002 and December 31, 2001.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2002 and 2001, investments in bonds have a fair value of $575.8 million and $517.9 million, and a carrying value of $547.2 million and $511.3 million, respectively.

There were no financial instruments classified as other assets at December 31,
2002 or 2001. The carrying value of $26.0 million and $16.6 million of payables for securities also approximates their fair values at December 31, 2002 and
2001, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, short-term investments and investment income due and accrued approximate their fair values.

                                       15

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

10. COMMITMENTS AND CONTINGENCIES

LITIGATION

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December
31, 2002, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

                                       16

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)

                               ------------------

Investment income earned
       U.S. Government bonds                                       $      4,452
       Other bonds (unaffiliated)                                        28,717
       Bonds of affiliates                                                   --
       Preferred stocks (unaffiliated)                                       21
       Preferred stocks of affiliates                                        --
       Common stocks (unaffiliated)                                          --
       Common stocks of affiliates                                           --
       Mortgage loans                                                        --
       Real estate                                                        1,678
       Premium notes, policy loans and liens                                 --
       Cash on hand and on deposit                                           --
       Short-term investments                                             1,478
       Other invested assets                                                (27)
       Derivative instruments                                                --
       Aggregate write-ins for investment income                             --
                                                                  -------------
           Gross investment income                                 $     36,319
                                                                  =============

Real estate owned - book value less encumbrances                   $         --

Mortgage loans - book value:
       Farm mortgages                                              $         --
       Residential mortgages                                                 --
       Commercial mortgages                                                  --
                                                                  -------------
           Total mortgage loans                                    $         --
                                                                  =============

Mortgage loans by standing - book value:
       Good standing                                               $         --
       Good standing with restructured terms                                 --
       Interest overdue more than 90 days,
         not in foreclosure                                                  --
       Foreclosure in process                                                --

Other long-term assets - statement value                           $      1,393

Bonds and stocks of parents, subsidiaries and
  affiliates - book value
       Bonds                                                       $         --
       Preferred stocks                                            $         --
       Common stocks                                               $     50,500

See accompanying Independent Auditors' Report

                                       17

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)

                               ------------------

Bond and short-term investments by class and maturity:
       By maturity - statement value
           Due within one year or less                              $    150,888
           Over 1 year through 5 years                                   213,716
           Over 5 years through 10 years                                 130,841
           Over 10 years through 20 years                                 54,253
           Over 20 years                                                  77,994
                                                                   -------------
                Total by maturity                                   $    627,692
                                                                   =============
           By class - statement value
           Class 1                                                  $    537,933
           Class 2                                                        74,893
           Class 3                                                         6,752
           Class 4                                                         5,198
           Class 5                                                         1,673
           Class 6                                                         1,243
                                                                   -------------
                Total by class                                      $    627,692
                                                                   =============

       Total publicly traded                                        $    578,571
       Total privately placed                                       $     49,121
Preferred stocks - statement value                                  $        354
Common stocks - fair value                                          $    278,875
Short-term investments - book value                                 $     80,540
Options, caps & floors owned - statement value                      $        161
Options, caps & floors written and in force - statement value       $         --
Collar, swap & forward agreements open - statement value            $         (4)
Futures contracts open - current value                              $         --
Cash on deposit                                                     $        732

Life insurance in force:
       Industrial                                                   $         --
       Ordinary                                                     $     21,630
       Credit life                                                  $  1,242,022
       Group life                                                   $    192,191

Amount of accidental death insurance in force under
       Ordinary policies                                            $         --

Life insurance policies with disability provisions in force:

       Industrial                                                   $         --
       Ordinary                                                     $         --
       Credit life                                                  $         --
       Group life                                                   $         --

Supplemental contracts in force:
       Ordinary - not involving life contingencies
           Amount on deposit                                        $         --
           Income payable                                           $         --

See accompanying Independent Auditors' Report

                                       18

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)

                               ------------------

       Ordinary - involving life contingencies
           Income payable                                        $            --

       Group - not involving life contingencies
           Amount of deposit                                     $            --
           Income payable                                        $            --

       Group - involving life contingencies
           Income payable                                        $            --

Annuities:
       Ordinary
           Immediate - amount of income payable                  $           234
           Deferred - fully paid account balance                 $       156,900
           Deferred - not fully paid account balance             $           472

       Group
           Amount of income payable                              $            --
           Fully paid account balance                            $            --
           Not fully paid account balance                        $            --

Accident and health insurance - premiums in force
           Ordinary                                              $            --
           Group                                                 $            --
           Credit                                                $        16,020

Deposit funds and dividend accumulations
       Deposit funds - account balance                           $            --
       Dividend accumulations - account balance                  $            --

Claim payments 2002
       Group accident and health
           2002                                                  $            --
           2001                                                  $            --
           2000                                                  $            --
           1999                                                  $            --
           1998                                                  $            --
           Prior                                                 $            --

       Other accident and health
           2002                                                  $            --
           2001                                                  $            --
           2000                                                  $            --
           1999                                                  $            --
           1998                                                  $            --
           Prior                                                 $            --

See accompanying Independent Auditors' Report

                                       19

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)

                               ------------------

       Other coverages that use development methods to calculate claim reserves

           2002                                                  $           825
           2001                                                  $         1,866
           2000                                                  $           770
           1999                                                  $           335
           1998                                                  $            97
           Prior                                                 $            47

See accompanying Independent Auditors' Report

                                       20

Annual Statement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

                                                    SUMMARY INVESTMENT SCHEDULE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross            Admitted Assets as Reported
                                                                                  Investment Holdings      in the Annual Statement
                                                                               -----------------------------------------------------
                                                                                   1            2              3            4
                        Investment Categories                                    Amount     Percentage       Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------
 1. Bonds:

    1.1   U.S. treasury securities .........................................   77,656,906        8.5       77,656,906        8.5

    1.2   U.S. government agency and corporate obligations (excluding mortgage-backed securities):

          1.21   Issued by U.S. government agencies ........................    7,847,935        0.9        7,847,935        0.9

          1.22   Issued by U.S. government sponsored agencies ..............      100,035        0.0          100,035        0.0

    1.3   Foreign government (including Canada, excluding
          mortgage-backed securities) ......................................                     0.0                         0.0

    1.4   Securities issued by states, territories and possessions and political subdivisions in the U.S.:

          1.41   States, territories and possessions general obligations ...                     0.0                         0.0

          1.42   Political subdivisions of states, territories &
                 possessions & political subdivisions general
                 obligations ...............................................                     0.0                         0.0

          1.43   Revenue and assessment obligations ........................                     0.0                         0.0

          1.44   Industrial development and similar obligations ............                     0.0                         0.0

    1.5   Mortgage-backed securities (includes residential
          and commercial MBS):

          1.51   Pass-through securities:

                 1.511  Guaranteed by GNMA .................................    6,157,024        0.7        6,157,024        0.7

                 1.512  Issued by FNMA and FHLMC ...........................   93,317,500       10.3       93,317,500       10.3

                 1.513  Privately issued ...................................                     0.0                         0.0

          1.52   CMOs and REMICs:

                 1.521  Issued by FNMA and FHLMC ...........................   83,420,559        9.2       83,420,559        9.2

                 1.522  Privately issued and collateralized by
                        MBS issued or guaranteed by GNMA, FNMA or FHLMC ....                     0.0                         0.0

                 1.523  All other privately issued .........................   60,220,083        6.6       60,220,083        6.6

 2. Other debt and other fixed income securities (excluding short-term):

    2.1   Unaffiliated domestic securities (includes credit
          tenant loans rated by the SVO) ...................................  207,898,203       22.9      207,898,203       22.9

    2.2   Unaffiliated foreign securities ..................................   10,534,149        1.2       10,534,149        1.2

    2.3   Affiliated securities ............................................                     0.0                         0.0

 3. Equity interests:

    3.1   Investments in mutual funds ......................................                     0.0                         0.0

    3.2   Preferred stocks:

          3.21   Affiliated ................................................                     0.0                         0.0

          3.22   Unaffiliated ..............................................      354,277        0.0          354,277        0.0

    3.3   Publicly traded equity securities (excluding preferred stocks):

          3.31   Affiliated ................................................  278,875,100       30.7      278,875,100       30.7

          3.32   Unaffiliated ..............................................                     0.0                         0.0

    3.4   Other equity securities:

          3.41   Affiliated ................................................                     0.0                         0.0

          3.42   Unaffiliated ..............................................                     0.0                         0.0

    3.5   Other equity interests including tangible personal
          property under lease:

          3.51   Affiliated ................................................                     0.0                         0.0

          3.52   Unaffiliated ..............................................                     0.0                         0.0

 4. Mortgage loans:

    4.1   Construction and land development ................................                     0.0                         0.0

    4.2   Agricultural .....................................................                     0.0                         0.0

    4.3   Single family residential properties .............................                     0.0                         0.0

    4.4   Multifamily residential properties ...............................                     0.0                         0.0

    4.5   Commercial loans .................................................                     0.0                         0.0

 5. Real estate investments:

    5.1   Property occupied by company .....................................                     0.0                         0.0

    5.2   Property held for production of income (includes $....0 of
          property acquired in satisfaction of debt) .......................                     0.0                         0.0

    5.3   Property held for sale ($....0 including property acquired
          in satisfaction of debt) .........................................                     0.0                         0.0

 6. Policy loans ...........................................................                     0.0                         0.0

 7. Receivables for securities .............................................       81,315        0.0           81,315        0.0

 8. Cash and short-term investments ........................................   81,272,167        8.9       81,272,167        8.9

 9. Other invested assets ..................................................    1,554,008        0.2        1,554,008        0.2
                                                                              ------------------------------------------------------
10. Total invested assets ..................................................  909,289,259      100.0      909,289,259      100.0

                                       21

      Supplement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                                  Due April 1
                      For the year ended December 31, 2002
                       Of CITICORP LIFE INSURANCE COMPANY
                           Address: Phoenix AZ 85012

NAIC Group Code ... 0041                             NAIC Company Code ... 80322
                       Employer's ID Number ... 43-0979556

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer interrogatories 1, 2, 3, 4, 11 and, if applicable, 20 through 24. Answer each of the interrogatories 5 through 19
(except 11) only if the reporting entity's aggregate holding in the gross investment category addressed in that interrogatory equals or exceeds 2.5% of the reporting entity's total admitted assets. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts. For Property Casualty blank, responses are to exclude Protected Cell Accounts.

1.   State the reporting entity's total admitted assets as
     reported on Page 2 of this annual statement.              $ ... 930,057,807

2.   State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the company and policy loans.

                   1                             2                   3
                                                             Percentage of Total
          Investment Category                  Amount          Admitted Assets
          -------------------                  ------        -------------------

2.01 Residential Asset Sec Corp .......    $   13,529,565           1.455%
2.02 JP Morgan Chase Coml Mtg Sec .....    $   12,284,036           1.321%
2.03 MGIC Invt Corp ...................    $    9,999,607           1.075%
2.04 Host Marriott Pool Tr ............    $    8,997,994           0.967%
2.05 Bk of Amer Corp ..................    $    7,310,620           0.786%
2.06 Natl Rural Utils Coop Fin Corp ...    $    6,969,137           0.749%
2.07 Holcim Ltd .......................    $    6,000,000           0.645%
2.08 Raytheon Co ......................    $    5,999,671           0.645%
2.09 Distribution Finl Svcs RV Tr .....    $    5,999,173           0.645%
2.10 WA Mut Inc CMO ...................    $    5,943,063           0.639%

3.   State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

     Bonds                                        1                   2
     -----
3.01 NAIC-1 ............................   $  537,933,290          57.839%
3.02 NAIC-2 ............................   $   74,893,089           8.053%
3.03 NAIC-3 ............................   $    6,752,393           0.726%
3.04 NAIC-4 ............................   $    5,197,750           0.559%
3.05 NAIC-5 ............................   $    1,673,080           0.180%
3.06 NAIC-6 ............................   $    1,242,563           0.134%

     Preferred Stocks                              3                  4
     ----------------
3.07 P/RP-1 ............................   $.............           0.000%
3.08 P/RP-2 ............................   $      125,000           0.013%
3.09 P/RP-3 ............................   $      165,502           0.018%
3.10 P/RP-4 ............................   $       50,400           0.005%
3.11 P/RP-5 ............................   $       13,375           0.001%
3.12 P/RP-6 ............................   $.............           0.000%

4.   State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31 - Derivative Instruments), including

(4.01) foreign-currency-denominated investments of   $ ............      0.000%

(4.02) supporting insurance liabilities
       denominated in that same foreign
       currency of ...............................   $ ............      0.000%

and excluding (4.03) Canadian investments and
currency exposure of .............................   $ ............      0.000%

Assets held in foreign investments less than 2.5%
of the reporting entity's total admitted assets,
therefore detail not required for interrogatories
5 - 10. (4.04)                                                  Yes [ X ] No [ ]

                                       22

Supplement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                            1               2
     5.01 Countries rated NAIC-1 .................   $ ............      0.000%
     5.02 Countries rated NAIC-2 .................   $ ............      0.000%
     5.03 Countries rated NAIC-3 or below ........   $ ............      0.000%

6.   Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            1               2
          Countries rated NAIC-1:
     6.01 Country: ...............................   $ ............      0.000%
     6.02 Country: ...............................   $ ............      0.000%

          Countries rated NAIC-2:
     6.03 Country: ...............................   $ ............      0.000%
     6.04 Country: ...............................   $ ............      0.000%

          Countries rated NAIC-3 or below:
     6.05 Country: ...............................   $ ............      0.000%
     6.06 Country: ...............................   $ ............      0.000%

                                                            1               2
7.   Aggregate unhedged foreign currency exposure    $ ............      0.000%

8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

     8.01 Countries rated NAIC-1 .................   $ ............      0.000%
     8.02 Countries rated NAIC-2 .................   $ ............      0.000%
     8.03 Countries rated NAIC-3 or below ........   $ ............      0.000%

9.   Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            1               2
          Countries rated NAIC-1:
     9.01 Country: ...............................   $ ............      0.000%
     9.02 Country: ...............................   $ ............      0.000%
          Countries rated NAIC-2:
     9.03 Country: ...............................   $ ............      0.000%
     9.04 Country: ...............................   $ ............      0.000%
          Countries rated NAIC-3 or below:
     9.05 Country: ...............................   $ ............      0.000%
     9.06 Country: ...............................   $ ............      0.000%

10. List the 10 largest non-sovereign (i.e. non-governmental) foreign issues:

                                    1                       2               3
     10.01 NAIC rating: ..........................   $ ............      0.000%
     10.02 NAIC rating: ..........................   $ ............      0.000%
     10.03 NAIC rating: ..........................   $ ............      0.000%
     10.04 NAIC rating: ..........................   $ ............      0.000%
     10.05 NAIC rating: ..........................   $ ............      0.000%
     10.06 NAIC rating: ..........................   $ ............      0.000%
     10.07 NAIC rating: ..........................   $ ............      0.000%
     10.08 NAIC rating: ..........................   $ ............      0.000%
     10.09 NAIC rating: ..........................   $ ............      0.000%
     10.10 NAIC rating: ..........................   $ ............      0.000%

                                       23

Supplement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

11.  State the amounts and percentages of the
     reporting entity's total admitted assets held
     in Canadian investments and unhedged Canadian
     currency exposure, including Canadian-currency-
     denominated investments of (11.01) ..........   $ ............      0.000%

     supporting Canadian-denominated insurance
     liabilities of (11.02) ......................   $ ............      0.000%

     Assets held in Canadian investments less than 2.5%
     of the reporting entity's total admitted assets,
     therefore detail not required for interrogatory 12.
     (11.03)                                                   Yes [ X ] No [ ]

12.  Aggregate Canadian investment exposure:                1               2

     12.01 Canadian investments ..................   $ ............      0.000%
     12.02 Unhedged Canadian currency exposure ...   $ ............      0.000%

13.  State the aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with
     contractual sales restrictions (defined as investments having restrictions that prevent investments from being sold within
     90 days).

     Assets held in investments with contractual sales
     restrictions less than 2.5% of the reporting
     entity's total admitted assets, therefore detail
     not required for interrogatory 13.                         Yes [ X ] No [ ]

                                    1                       2               3
     13.01 Aggregate statement value of investments
           with contractual sales restrictions: ..   $ ............      0.000%

           Largest 3 investments with contractual
           sales restrictions:

     13.02 .......................................   $ ............      0.000%
     13.03 .......................................   $ ............      0.000%
     13.04 .......................................   $ ............      0.000%

14.  State the amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the
     Appendix to the SVO Practices and Procedures Manual as exempt or Class 1).

     Assets held in equity interests less than 2.5% of
     the reporting entity's total admitted assets,
     therefore detail not required for interrogatory 14.        Yes [ X ] No [ ]

                                    1                       2               3
Investment Category
     14.01 .......................................   $ ............      0.000%
     14.02 .......................................   $ ............      0.000%
     14.03 .......................................   $ ............      0.000%
     14.04 .......................................   $ ............      0.000%
     14.05 .......................................   $ ............      0.000%
     14.06 .......................................   $ ............      0.000%
     14.07 .......................................   $ ............      0.000%
     14.08 .......................................   $ ............      0.000%
     14.09 .......................................   $ ............      0.000%
     14.10 .......................................   $ ............      0.000%

15.  State the amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities
     (included in other equity securities) and excluding securities eligible for sale under Securities Exchange Commission (SEC) Rule
     144a or SEC Rule 144 without volume restrictions.

     Assets held in nonaffiliated, privately placed
     equities less than 2.5% of the reporting entity's
     total admitted assets, therefore detail not
     required for interrogatory 15.                             Yes [ X ] No [ ]

                                       24

Supplement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

                                    1                       2               3
     15.01 Aggregate statement value of investments
           held in nonaffiliated, privately
           placed equities: ......................   $ ............      0.000%

           Largest 3 investments held in
           nonaffiliated, privately
           placed equities:

     15.02 .......................................   $ ............      0.000%
     15.03 .......................................   $ ............      0.000%
     15.04 .......................................   $ ............      0.000%

16.  State the amounts and percentages of the reporting
     entity's total admitted assets held in general
     partnership interests (included in other equity
     securities).

     Assets held in general partnership interests less
     than 2.5% of the reporting entity's total admitted
     assets, therefore detail not required for
     interrogatory 16.                                          Yes [ X ] No [ ]

                                    1                       2               3
     16.01 Aggregate statement value of investments
           held in general partnership interests:    $ ............      0.000%

     Largest 3 investments in general
     partnership interests:

     16.02 .......................................   $ ............      0.000%
     16.03 .......................................   $ ............      0.000%
     16.04 .......................................   $ ............      0.000%

17.  With respect to mortgage loans reported in
     Schedule B, state the amounts and percentages of
     the reporting entity's total admitted assets held.

     Mortgage loans reported in Schedule B less than
     2.5% of the reporting entity's total admitted
     assets, therefore detail not required for
     interrogatories 17 and 18.                                 Yes [ X ] No [ ]

     Each of the 10 largest aggregate mortgage
     interests. The aggregate mortgage interest
     represents the combined value of all mortgages
     secured by the same property or same group
     of properties:

                            1                               2               3
     Type (Residential, Commercial, Agricultural)
     --------------------------------------------
     17.01 .......................................   $ ............      0.000%
     17.02 .......................................   $ ............      0.000%
     17.03 .......................................   $ ............      0.000%
     17.04 .......................................   $ ............      0.000%
     17.05 .......................................   $ ............      0.000%
     17.06 .......................................   $ ............      0.000%
     17.07 .......................................   $ ............      0.000%
     17.08 .......................................   $ ............      0.000%
     17.09 .......................................   $ ............      0.000%
     17.10 .......................................   $ ............      0.000%

18.  Aggregate mortgage loans having the following
     loan-to-value ratios as determined from the most
     current appraisal as of the annual statement date:

     Loan-to-Value        Residential         Commercial          Agricultural
     -------------        -----------         ----------          ------------
                           1        2          3        4          5        6
18.01 above 95% ....   $ ......   0.000%   $ ......   0.000%   $ ......   0.000%
18.02 91% to 95% ...   $ ......   0.000%   $ ......   0.000%   $ ......   0.000%
18.02 81% to 90% ...   $ ......   0.000%   $ ......   0.000%   $ ......   0.000%
18.04 71% to 80% ...   $ ......   0.000%   $ ......   0.000%   $ ......   0.000%
18.05 below 70% ....   $ ......   0.000%   $ ......   0.000%   $ ......   0.000%

                                       25

Supplement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

                                                            1               2
     18.06 Construction loans ....................   $ ............      0.000%
     18.07 Mortgage loans over 90 days past due ..   $ ............      0.000%
     18.08 Mortgage loans in the process
           of foreclosure ........................   $ ............      0.000%
     18.09 Mortgage loans foreclosed .............   $ ............      0.000%
     18.10 Restructured mortgage loans ...........   $ ............      0.000%

19.  State the amounts and percentages of the reporting
     entity's total admitted assets held in each of the
     five largest investments in one parcel or group of
     contiguous parcels of real estate reported in
     Schedule A, excluding property occupied by the
     company.

     Assets held in each of the five largest investments
     in one parcel or group of contiguous parcels of
     real estate reported in Schedule A less than 2.5%
     of the reporting entity's total admitted assets,
     therefore detail not required for interrogatory 19.        Yes [ X ] No [ ]

                            1                               2               3
     19.01 .......................................   $ ............      0.000%
     19.02 .......................................   $ ............      0.000%
     19.03 .......................................   $ ............      0.000%
     19.04 .......................................   $ ............      0.000%
     19.05 .......................................   $ ............      0.000%

20.  State the amounts and percentages of the reporting
     entity's total admitted assets subject to the
     following types of agreements:

                                                       At Year-End                   At End of Each Quarter
                                                       -----------                   ----------------------
                                                                            1st Qtr          2nd Qtr         3rd Qtr
                                                      1           2             3               4               5
     20.01 Securities lending (do not
           include assets held as collateral
           for such transactions) ..........    $ 26,984,125    2.901%    $ 47,927,150    $ 46,975,190    $ 31,505,625
     20.02 Repurchase agreements ...........    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     20.03 Reverse repurchase agreements ...    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     20.04 Dollar repurchase agreements ....    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     20.05 Dollar reverse repurchase agreements $ ..........    0.000%    $ ..........    $ ..........    $ 20,688,892

21.  State the amounts and percentages indicated below for
     warrants not attached to other financial instruments,
     options, caps, and floors:

                                                        Owned                                     Written
                                                        -----                                     -------
                                                      1           2                             3           4
     21.01 Hedging .........................    $ ..........    0.000%                    $ ..........    0.000%
     21.02 Income generation ...............    $ ..........    0.000%                    $ ..........    0.000%
     21.03 Other ...........................    $ ..........    0.000%                    $ ..........    0.000%

22.  State the amounts and percentages indicated below of
     potential exposure (defined as the amount determined in
     accordance with the NAIC Annual Statement Instructions)
     for collars, swaps, and forwards:

                                                    At Year-End                       At End of Each Quarter
                                                                             1st Qtr         2nd Qtr         3rd Qtr
                                                      1           2             3               4               5
     22.01 Hedging .........................    $        240    0.000%    $ ..........    $         53    $         91
     22.02 Income generation ...............    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     22.03 Replications ....................    $ ..........              0.000% $ ...    $ ..........    $ ..........
     22.04 Other ...........................    $ ..........    0.000%    $ ..........    $ ..........    $ ..........

                                       26

Supplement for the year 2002 of the CITICORP LIFE INSURANCE COMPANY

           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

23.  State the amounts and percentages indicated below of
     potential exposure (defined as the amount determined in
     accordance with the NAIC Annual Statement Instructions)
     for futures contracts:

                                                     At Year-End                     At End of Each Quarter
                                                     -----------                     ----------------------
                                                                             1st Qtr         2nd Qtr         3rd Qtr
                                                      1           2             3               4               5
     23.01 Hedging .........................    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     23.02 Income generation ...............    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     23.03 Replications ....................    $ ..........    0.000%    $ ..........    $ ..........    $ ..........
     23.04 Other ...........................    $ ..........    0.000%    $ ..........    $ ..........    $ ..........

24.  State the amounts and percentages of 10 largest
     investments included in the Write-ins for Invested
     Assets category included on the Summary Investment
     Schedule:

                               1                           2               3
     24.01 Long Call Asian Options ...............   $      161,309      0.017%
     24.02 .......................................   $ ............      0.000%
     24.03 .......................................   $ ............      0.000%
     24.04 .......................................   $ ............      0.000%
     24.05 .......................................   $ ............      0.000%
     24.06 .......................................   $ ............      0.000%
     24.07 .......................................   $ ............      0.000%
     24.08 .......................................   $ ............      0.000%
     24.09 .......................................   $ ............      0.000%
     24.10 .......................................   $ ............      0.000%

                                       27

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
Notes to Financial Statements
Statement of Investments as of December 31, 2002

The statutory financial statements and schedules of Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of Citicorp Life Insurance Company include:

Balance Sheets (statutory basis) as of December 31, 2002 and 2001
Statements of Operations (statutory basis) for the years ended December 31, 2002 and 2001
Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2002 and 2001
Statements of Cash Flows (statutory basis) for the years ended December 31, 2002 and 2001
Notes to Financial Statements (statutory basis)
Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year ended December 31, 2002
Summary Investment Schedule
Supplemental Investment Risk Interrogatories

(b)	Exhibits

Exhibit Number	Description

1	Certified resolution of the board of directors of Citicorp Life Insurance Company (the “Company”) establishing Citicorp Life Variable Annuity Separate Account (the “Separate Account”).*

2	Not Applicable.

3	Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

4(a)	Contract Form.*

4(b)	Individual Retirement Annuity Endorsement.*

4(c)	403(b) Tax Sheltered Annuity Endorsement.*

4(d)	Annuity Contract Endorsement: Waiver of Surrender Charges.*

4(e)	Variable Annuity Endorsement: Amendment of Contract Provisions.****

4(f)	Roth Individual Retirement Annuity Endorsement.****

5	Contract Application.**

6(a)	Certificate of Incorporation of the Company.*

6(b)	By-Laws of the Company.*

7	None.

8(a)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Citicorp Life Insurance Company*

8(b)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Citicorp Life Insurance Company.**

8(c)	Participation Agreement Between MFS Variable Insurance Trust, Citicorp Life Insurance Company and Massachusetts Financial Services Company.**

8(d)	Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and Citicorp Life Insurance Company, on Behalf of Itself and Citicorp Life Variable Annuity Separate Account.**

8(e)	Participation Agreement Among CitiFunds and Citicorp Life Insurance Company.**

8(f)	Participation Agreement Between Variable Annuity Portfolios and Citicorp Life Insurance Company.**

8(g)	Administrative Services Agreement between Citicorp Insurance Services, Inc. and Citicorp Life Insurance Company with Addendums.*

8(h)	Participation Agreement Among Citicorp Life Insurance Company, Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio..(Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

9	Opinion and Consent of Catherine S. Mulholland, Esq. *****

10	Consent of KPMG LLP, Independent Auditors filed herewith.

11	Not Applicable.

12	None.

13	Schedule for Computation of Each Performance Calculation.***

14	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus, William R. Hogan and David A. Tyson. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 26, 2002.)

*	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-81626).

**	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-81626).

***	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 28, 1997 (File 33-81626).

****	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-81626).

*****	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 11 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on May 1, 2000 (File 33-81626).

Item 25.	Directors and Officers of the Company.

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, President and Chief Executive Officer

Glenn D. Lammey*	Director, Chief Financial Officer

Peter Black Dahlberg**	Executive Vice President

Kathleen L. Preston*	Director and Executive Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

David A. Tyson*	Director, Senior Vice President

F. Denney Voss**	Senior Vice President

Richard Bush*	Vice President

David Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

Principal Business Address:

*	One Cityplace
Hartford, CT 06103-3415

***	399 Park Avenue
New York, NY 10022

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract owners

As of February 28, 2003 there were 1,605 contract owners.

Item 28.	Indemnification

The Articles of Incorporation of Citicorp Life Insurance Company provide in Article IX as follows:

(1)	The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact he is or was a director or officer of the Corporation, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption tha t the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

(2)	The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Corporation, against expenses (including attorney’s fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court having jurisdiction in cases of equity of the State of Arizona or the court in which such action or suit was brought sha ll determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court having jurisdiction in cases of equity of the State of Arizona or such other court shall deem proper.

(3)	The Corporation may indemnify any person who is or was an employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise to the extent and under the circumstances provided by paragraphs 1 and 2 of this Article IX with respect to a person who is or was a director or officer of the Corporation.

(4)	Any indemnification under paragraphs 1, 2 and 3 of this Article IX (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth therein. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum (as defined in the by-laws of the Corporation) consisting of directors who were not parties to such action, suit or proceeding, or (b) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so direct, by independent legal counsel in a written opinion, or (c) by the stockholders.

(5)	Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors of the Corporation in the manner provided in the next preceding paragraph upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article IX.

(6)	The indemnification provided by this Article IX shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any statute, by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

(7)	By action of its Board of Directors, notwithstanding any interest of the directors in the action, the Corporation may cause to be purchased and maintained insurance, in such amounts as the Board of Directors deems appropriate, on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or of any corporation a majority of the voting stock of which is owned by the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power or would be required to indemnify him against such liability under the provisions of this Article IX or of the General Corporation Law of the State of Arizona.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for V ariable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC S eparate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

*	The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)	Not Applicable

Item 30.	Location Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at One Cityplace, Hartford, CT 06103.

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings and Representations

(a)	The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b)	The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c)	The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d)	The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)	Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Citicorp Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 30th day of April, 2003.

CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)

CITICORP LIFE INSURANCE COMPANY
(Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

*DAVID A. TYSON (David A. Tyson)	Director

*	By: /s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10.	Consent of KPMG LLP, Independent Auditors	Electronically